UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-05162

Exact name of registrant as specified in charter: Delaware VIP Trust

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

Item 1. Reports to Stockholders

Delaware VIP Trust
Delaware VIP Balanced Series

Semiannual Report

June 30, 2008

Delaware VIP Trust — Delaware VIP Balanced Series
Disclosure of Series Expenses
For the Period January 1, 2008 to June 30, 2008

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratios	6/30/08*
Actual Series Return
Standard Class	$1,000.00	$905.60	0.95%	$4.50
Service Class	1,000.00	907.80	1.20%	5.69
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,020.14	0.95%	$4.77
Service Class	1,000.00	1,018.90	1.20%	6.02

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Balanced Series-1

Delaware VIP Trust — Delaware VIP Balanced Series
Sector Allocation and Credit Quality Breakdown
As of June 30, 2008

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may also represent the investment manager’s internal sector classifications, which may result in the sector designations for one Series being different than another Series’ sector designations.

Percentage
Sector	of Net Assets
Common Stock	54.23%
Consumer Discretionary	5.15%
Consumer Staples	6.99%
Energy	5.69%
Financials	8.70%
Health Care	9.82%
Industrials	3.77%
Information Technology	7.07%
Materials	1.71%
Telecommunications	3.34%
Utilities	1.99%
Convertible Preferred Stock	0.06%
Preferred Stock	0.11%
Agency Asset-Backed Securities	0.01%
Agency Collateralized Mortgage Obligations	3.10%
Agency Mortgage-Backed Securities	8.21%
Agency Obligations	3.00%
Commercial Mortgage-Backed Securities	3.11%
Convertible Bonds	0.09%
Corporate Bonds	10.70%
Banking	1.14%
Basic Industry	0.56%
Brokerage	0.71%
Capital Goods	0.12%
Communications	1.97%
Consumer Cyclical	0.45%
Consumer Non-Cyclical	1.84%
Electric	0.70%
Energy	0.81%
Finance Companies	0.63%
Insurance	0.57%
Natural Gas	0.60%
Real Estate	0.22%
Technology	0.19%
Transportation	0.19%
Foreign Agencies	0.16%
Municipal Bonds	1.61%
Non-Agency Asset-Backed Securities	5.00%
Non-Agency Collateralized Mortgage Obligations	8.58%
Supranational Banks	0.09%
U.S. Treasury Obligations	1.23%
Discount Note	4.00%
Securities Lending Collateral	3.90%
Total Value of Securities	107.19%
Obligation to Return Securities Lending Collateral	(3.90%)
Liabilities Net of Receivables and Other Assets	(3.29%)
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	67.41%
AA	7.95%
A	12.54%
BBB	11.59%
BB	0.23%
B	0.28%
Total	100.00%

Balanced Series-2

Delaware VIP Trust — Delaware VIP Balanced Series
Statement of Net Assets
June 30, 2008 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK–54.23%
Consumer Discretionary–5.15%
Gap	24,100	$401,747
Limited Brands	20,800	350,480
Mattel	21,100	361,232
		1,113,459
Consumer Staples–6.99%
Heinz (H.J.)	7,700	368,445
Kimberly-Clark	6,600	394,548
Kraft Foods Class A	12,500	355,625
Safeway	13,800	393,990
		1,512,608
Energy–5.69%
Chevron	4,100	406,433
ConocoPhillips	4,400	415,316
Marathon Oil	7,900	409,773
		1,231,522
Financials–8.70%
Allstate	8,000	364,720
Discover Financial Services	22,250	293,033
Hartford Financial Services Group	5,600	361,592
*Lehman Brothers Holdings	9,100	180,271
Morgan Stanley	10,200	367,914
Wachovia	12,200	189,466
*Washington Mutual	25,500	125,715
		1,882,711
Health Care–9.82%
Abbott Laboratories	7,300	386,681
Bristol-Myers Squibb	19,400	398,282
Johnson & Johnson	7,200	463,247
Pfizer	21,300	372,111
Quest Diagnostics	1,200	58,164
Wyeth	9,300	446,028
		2,124,513
Industrials–3.77%
Donnelley (R.R.) & Sons	13,000	385,970
Waste Management	11,400	429,894
		815,864
Information Technology–7.07%
Intel	17,100	367,308
International Business Machines	3,400	403,002
Motorola	44,500	326,630
Xerox	31,800	431,208
		1,528,148
Materials–1.71%
duPont (E.I.) deNemours	8,600	368,854
		368,854
Telecommunications–3.34%
AT&T	10,200	343,638
Verizon Communications	10,700	378,780
		722,418
Utilities–1.99%
Progress Energy	10,300	430,849
		430,849
Total Common Stock
(cost $13,353,170)		11,730,946

CONVERTIBLE PREFERRED
STOCK–0.06%
•Citigroup Funding 4.943%
exercise price $29.50,
expiration date 9/27/08	700	12,992
Total Convertible Preferred Stock
(cost $22,121)		12,992

PREFERRED STOCK–0.11%
•JPmorgan Chase 7.90%	25,000	23,511
Total Preferred Stock
(cost $25,000)		23,511

	Principal
	Amount
	(U.S. $)
AGENCY ASSET-BACKED
SECURITIES–0.01%
•Fannie Mae Whole Loan
Series 2002-W11 AV1 2.823% 11/25/32	$1,634	1,534
Total Agency Asset-Backed Securities
(cost $1,634)		1,534

AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS–3.10%
Fannie Mae
Series 1996-46 ZA 7.50% 11/25/26	15,320	16,127
Series 2003-122 AJ 4.50% 2/25/28	14,510	14,413
Series 2005-67 EY 5.50% 8/25/25	15,000	14,372
•Series 2006-M2 A2F 5.259% 5/25/20	60,000	57,993
Fannie Mae Grantor Trust
Series 2001-T8 A2 9.50% 7/25/41	12,857	14,059
Fannie Mae Whole Loan
Series 2004-W9 2A1 6.50% 2/25/44	22,513	23,531
Series 2004-W11 1A2 6.50% 5/25/44	22,541	23,784
Freddie Mac
Series 1730 Z 7.00% 5/15/24	13,160	14,069
Series 2326 ZQ 6.50% 6/15/31	61,365	65,407
Series 2557 WE 5.00% 1/15/18	25,000	24,906
Series 2662 MA 4.50% 10/15/31	28,581	28,584
Series 2694 QG 4.50% 1/15/29	30,000	29,890
Series 2872 GC 5.00% 11/15/29	40,000	40,144
Series 3005 ED 5.00% 7/15/25	40,000	38,635
Series 3022 MB 5.00% 12/15/28	30,000	30,377
Series 3063 PC 5.00% 2/15/29	60,000	60,819
Series 3113 QA 5.00% 11/15/25	30,102	30,471
Series 3173 PE 6.00% 4/15/35	95,000	97,418
Series 3337 PB 5.50% 7/15/30	20,000	20,244

Balanced Series-3

Delaware VIP Balanced Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS (continued)
♦Freddie Mac Structured Pass Through
Securities Series T-58 2A 6.50% 9/25/43	$24,856	$26,031
Total Agency Collateralized Mortgage
Obligations (cost $665,933)		671,274

AGENCY MORTGAGE-BACKED
SECURITIES–8.21%
Fannie Mae 6.50% 8/1/17	17,470	18,173
•Fannie Mae ARM
5.129% 11/1/35	14,127	14,262
5.244% 3/1/38	32,354	32,686
5.394% 4/1/36	19,573	19,876
5.973% 8/1/37	47,864	48,534
Fannie Mae Relocation 30 yr
5.00% 11/1/34	30,566	29,568
Fannie Mae S.F. 15 yr
4.50% 6/1/23	69,993	67,705
5.00% 5/1/21	38,332	38,188
5.50% 4/1/23	40,000	40,312
6.00% 8/1/22	55,001	56,451
Fannie Mae S.F. 15 yr TBA 5.00% 7/1/23	110,000	108,763
Fannie Mae S.F. 30 yr
5.50% 3/1/29	59,557	59,147
5.50% 4/1/29	66,318	65,861
5.50% 9/1/36	32,166	31,834
5.50% 8/1/37	132,957	131,222
6.50% 2/1/37	85,269	87,906
6.50% 11/1/37	52,457	54,068
7.50% 6/1/31	19,362	20,863
9.50% 6/1/19	1,829	1,945
Fannie Mae S.F. 30 yr TBA 5.50% 7/1/38	215,000	211,909
•Freddie Mac ARM
4.841% 9/1/35	18,387	18,755
5.512% 8/1/36	26,262	26,739
5.824% 10/1/36	38,088	38,616
6.937% 4/1/34	6,667	6,713
Freddie Mac S.F. 15 yr
4.00% 2/1/14	39,779	39,141
5.00% 6/1/18	15,701	15,668
Freddie Mac S.F. 30 yr
6.00% 6/1/37	30,933	31,290
7.00% 11/1/33	10,782	11,385
Freddie Mac S.F. 30 yr TBA
5.00% 7/1/38	280,000	268,276
5.50% 7/1/38	35,000	34,480
GNMA S.F. 30 yr 7.50% 1/15/32	4,487	4,827
GNMA S.F. 30 yr TBA
5.50% 7/1/38	70,000	69,650
6.00% 7/1/38	70,000	71,050
Total Agency Mortgage-Backed
Securities (cost $1,755,024)		1,775,863

AGENCY OBLIGATIONS–3.00%
Fannie Mae
*3.625% 2/12/13	50,000	49,055
5.00% 2/16/12	105,000	108,997
^5.329% 10/9/19	30,000	16,550
6.25% 2/1/11	20,000	20,983
*Freddie Mac
4.75% 3/5/12	205,000	211,001
5.75% 1/15/12	90,000	95,605
^Resolution Funding Interest Strip
5.24% 10/15/25	275,000	118,417
Tennessee Valley Authority
4.875% 1/15/48	30,000	28,095
Total Agency Obligations
(cost $651,075)		648,703

COMMERCIAL MORTGAGE-BACKED
SECURITIES–3.11%
Bank of America Commercial Mortgage
•Series 2004-3 A5 5.316% 6/10/39	30,000	30,034
•Series 2005-6 AM 5.18% 9/10/47	15,000	14,140
•Series 2006-3 A4 5.889% 7/10/44	30,000	29,395
Series 2006-4 A4 5.634% 7/10/46	10,000	9,632
•Series 2007-3 A4 5.658% 5/10/49	20,000	18,906
Bear Stearns Commercial
Mortgage Securities
#Series 2004-ESA 144A E 5.064% 5/14/16	40,000	40,542
Series 2007-T28 A4 5.742% 9/11/42	30,000	28,355
♦Commercial Mortgage
Pass Through Certificates
#Series 2001-J1A A2 144A
6.457% 2/14/34	26,703	27,335
Series 2006-C7 A2 5.69% 6/10/46	25,000	24,996
•Credit Suisse Mortgage Capital Certificates
Series 2006-C1 AAB 5.681% 2/15/39	15,000	14,623
#Crown Castle Towers Series 2005-1A C
144A 5.074% 6/15/35	25,000	23,882
First Union National Bank-Bank of
America Commercial Mortgage Trust
Series 2001-C1 C 6.403% 3/15/33	10,000	10,242
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A3 4.602% 8/10/38	20,000	19,981
Greenwich Capital Commercial Funding
Series 2004-GG1 A7 5.317% 6/10/36	25,000	24,569
Series 2007-GG9 A4 5.444% 3/10/39	25,000	23,295
JPMorgan Chase Commercial
Mortgage Securities Series 2002-C1 A3
5.376% 7/12/37	35,000	35,285
Lehman Brothers-UBS Commercial
Mortgage Trust
Series 2001-C2 A1 6.27% 6/15/20	2,293	2,318
Series 2002-C1 A4 6.462% 3/15/31	55,000	57,028

Balanced Series-4

Delaware VIP Balanced Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
COMMERCIAL MORTGAGE-BACKED
SECURITIES (continued)
•Merrill Lynch Mortgage Trust Series
2006-C1 ASB 5.841% 5/12/39	$35,000	$34,273
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5 A1 4.275% 8/12/48	41,000	40,000
Morgan Stanley Capital I
Series 2007-IQ14 A4 5.692% 4/15/49	25,000	23,575
#Tower 144A
Series 2006-1 B 5.588% 2/15/36	25,000	24,180
Series 2006-1 C 5.707% 2/15/36	25,000	23,970
Wachovia Bank Commercial
Mortgage Trust
Series 2005-C20 A5 5.087% 7/15/42	15,000	14,781
Series 2006-C28 A2 5.50% 10/15/48	40,000	39,589
Series 2007-C30 A3 5.246% 12/15/43	40,000	38,846
Total Commercial Mortgage-Backed
Securities (cost $694,694)		673,772

CONVERTIBLE BONDS–0.09%
•Wyeth 3.581% 1/15/24 exercise price $60.09,
expiration date 1/15/24	20,000	20,524
Total Convertible Bonds
(cost $21,400)		20,524

CORPORATE BONDS–10.70%
Banking–1.14%
Bank of America
4.90% 5/1/13	25,000	24,152
5.65% 5/1/18	30,000	28,059
•8.00% 12/29/49	10,000	9,384
Bank of New York Mellon 4.50% 4/1/13	45,000	43,913
Citigroup 6.125% 5/15/18	10,000	9,587
JPMorgan Chase 6.40% 5/15/38	5,000	4,652
JPMorgan Chase Capital XXV
6.80% 10/1/37	23,000	20,706
PNC Funding 5.625% 2/1/17	23,000	21,483
P@•Popular North America 3.128% 4/6/09	25,000	24,457
U.S. Bank North America 4.80% 4/15/15	15,000	14,485
•USB Capital IX 6.189% 4/15/49	20,000	15,209
Wells Fargo
5.625% 12/11/17	5,000	4,846
•7.70% 12/29/49	25,000	24,875
		245,808
Basic Industry–0.56%
#ArcelorMittal 144A 6.125% 6/1/18	30,000	29,371
Georgia-Pacific 8.875% 5/15/31	1,000	930
International Paper 7.95% 6/15/18	15,000	14,942
Lubrizol 4.625% 10/1/09	30,000	29,868
Potlatch 13.00% 12/1/09	5,000	5,507
Rio Tinto Finance USA 6.50% 7/15/18	25,000	25,122
Rohm & Haas 5.60% 3/15/13	15,000	15,045
		120,785
Brokerage–0.71%
AMVESCAP 4.50% 12/15/09	55,000	54,505
Goldman Sachs Group
6.15% 4/1/18	25,000	24,298
6.75% 10/1/37	8,000	7,340
Jefferies Group 6.45% 6/8/27	20,000	15,620
LaBranche 11.00% 5/15/12	1,000	1,033
Lazard Group 6.85% 6/15/17	10,000	8,834
Lehman Brothers Holdings
5.625% 1/24/13	15,000	14,212
6.875% 7/17/37	15,000	12,949
Merrill Lynch 6.875% 4/25/18	15,000	14,301
		153,092
Capital Goods–0.12%
Graphic Packaging International
8.50% 8/15/11	1,000	973
Lockheed Martin 4.121% 3/14/13	15,000	14,581
Textron 6.50% 6/1/12	10,000	10,475
		26,029
Communications–1.97%
AT&T 5.60% 5/15/18	37,000	36,167
AT&T Wireless 8.125% 5/1/12	50,000	54,809
Citizens Communications
7.125% 3/15/19	2,000	1,800
Comcast
•3.01% 7/14/09	15,000	14,884
5.875% 2/15/18	20,000	19,276
6.30% 11/15/17	20,000	19,855
France Telecom 9.00% 3/1/11	14,000	14,836
Hughes Network Systems/Finance
9.50% 4/15/14	2,000	2,033
Lamar Media 6.625% 8/15/15	2,000	1,830
News America 6.65% 11/15/37	5,000	4,898
Qwest 6.50% 6/1/17	2,000	1,795
Sprint Capital 8.375% 3/15/12	1,000	991
Telecom Italia Capital
4.00% 1/15/10	30,000	29,608
7.721% 6/4/38	10,000	10,191
Telefonica Emisiones 5.984% 6/20/11	75,000	76,159
THOMSON
5.95% 7/15/13	15,000	15,077
6.50% 7/15/18	20,000	19,966
Time Warner Cable 7.30% 7/1/38	15,000	14,953
Verizon Communications 5.55% 2/15/16	35,000	34,143
Viacom
•3.126% 6/16/09	10,000	9,897
5.75% 4/30/11	10,000	10,030
#Vivendi 144A 6.625% 4/4/18	34,000	33,808
		427,006

Balanced Series-5

Delaware VIP Balanced Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Consumer Cyclical–0.45%
CVS Caremark
4.875% 9/15/14	$20,000	$19,438
5.75% 6/1/17	15,000	14,779
•DaimlerChrysler North America
3.234% 8/3/09	30,000	29,760
*General Motors 8.375% 7/15/33	1,000	598
GMAC 6.875% 8/28/12	1,000	685
*Park Place Entertainment 7.875% 3/15/10	1,000	915
Tenneco 8.625% 11/15/14	1,000	888
VF 5.95% 11/1/17	10,000	9,925
Wal-Mart Stores 6.20% 4/15/38	20,000	19,717
		96,705
Consumer Non-Cyclical–1.84%
Amgen
5.85% 6/1/17	20,000	19,733
6.15% 6/1/18	15,000	15,104
Aramark 8.50% 2/1/15	2,000	1,970
AstraZeneca 5.90% 9/15/17	15,000	15,402
*#Bausch & Lomb 144A 9.875% 11/1/15	1,000	1,008
Covidien International Finance
6.00% 10/15/17	10,000	10,139
6.55% 10/15/37	15,000	15,179
Diageo Capital 5.75% 10/23/17	23,000	22,741
#Dr Pepper Snapple Group 144A
6.82% 5/1/18	30,000	30,177
GlaxoSmithKline Capital 5.65% 5/15/18	30,000	29,941
HCA PIK 9.625% 11/15/16	2,000	2,065
Jarden 7.50% 5/1/17	1,000	875
Kellogg 5.125% 12/3/12	10,000	10,141
Kraft Foods
4.125% 11/12/09	15,000	14,982
6.125% 2/1/18	40,000	38,953
Kroger
4.95% 1/15/15	5,000	4,768
6.75% 4/15/12	15,000	15,810
Philip Morris International 5.65% 5/16/18	25,000	24,344
Quest Diagnostic 5.45% 11/1/15	25,000	23,691
Schering-Plough 6.00% 9/15/17	20,000	19,785
UnitedHealth Group 5.50% 11/15/12	30,000	29,468
Wyeth 5.50% 2/1/14	50,000	50,463
		396,739
Electric–0.70%
AES 7.75% 3/1/14	1,000	991
Baltimore Gas & Electric 6.125% 7/1/13	10,000	10,134
Columbus Southern Power 6.05% 5/1/18	10,000	9,960
Commonwealth Edison 6.15% 9/15/17	15,000	14,985
Connecticut Light & Power 5.65% 5/1/18	10,000	9,886
Detroit Edison 5.60% 6/15/18	10,000	9,930
Dominion Resource 6.40% 6/15/18	17,000	17,182
Florida Power 6.40% 6/15/38	20,000	20,382
Illinois Power 6.125% 11/15/17	10,000	9,568
Orion Power Holdings 12.00% 5/1/10	2,000	2,170
PECO Energy 5.35% 3/1/18	10,000	9,805
#Power Contract Financing 144A
6.256% 2/1/10	8,980	9,088
Public Service Electric & Gas
5.30% 5/1/18	10,000	9,884
#Texas Competitive Electric Holdings 144A
10.25% 11/1/15	2,000	1,970
*Union Electric Company 6.70% 2/1/19	5,000	5,074
#West Penn Power 144A 5.95% 12/15/17	10,000	10,033
		151,042
Energy–0.81%
CenterPoint Energy Resource
6.00% 5/15/18	5,000	4,801
6.125% 11/1/17	10,000	9,758
Chesapeake Energy 6.625% 1/15/16	1,000	965
Conoco Phillips 5.20% 5/15/18	10,000	9,874
#Enbridge Energy Partners 144A
6.50% 4/15/18	25,000	25,154
EnCana Holdings Finance 5.80% 5/1/14	5,000	5,060
Mariner Energy 8.00% 5/15/17	2,000	1,945
Massey Energy 6.875% 12/15/13	1,000	980
Petro-Canada 6.05% 5/15/18	25,000	24,682
#Plains All American Pipeline 144A
6.50% 5/1/18	20,000	19,961
#Ras Laffan Liquefied Natural Gas III 144A
5.832% 9/30/16	25,000	24,316
Suncor Energy
6.10% 6/1/18	30,000	30,147
6.50% 6/15/38	5,000	4,866
Weatherford International 6.00% 3/15/18	10,000	9,887
Whiting Petroleum 7.25% 5/1/13	2,000	1,995
		174,391
Finance Companies–0.63%
Capmark Financial Group 6.30% 5/10/17	17,000	11,005
•Hartford Financial Services Group
8.125% 6/15/38	30,000	29,247
International Lease Finance
5.35% 3/1/12	15,000	13,431
5.875% 5/1/13	10,000	8,931
6.375% 3/25/13	35,000	31,979
6.625% 11/15/13	20,000	17,989
Washington Mutual
5.25% 9/15/17	15,000	11,344
5.50% 8/24/11	15,000	13,059
		136,985
Insurance–0.57%
Berkshire Hathaway Finance
4.85% 1/15/15	15,000	14,795
#144A 5.40% 5/15/18	15,000	15,020
MetLife 6.40% 12/15/36	20,000	17,515
P@Montpelier Re Holdings 6.125% 8/15/13	5,000	4,876

Balanced Series-6

Delaware VIP Balanced Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
UnitedHealth Group 5.80% 3/15/36	$15,000	$12,454
Unitrin 6.00% 5/15/17	25,000	22,530
WellPoint
5.00% 1/15/11	20,000	19,777
5.00% 12/15/14	18,000	16,913
		123,880
Natural Gas–0.60%
Dynergy Holdings 7.75% 6/1/19	2,000	1,830
Enterprise Products Operating
5.60% 10/15/14	10,000	9,809
6.50% 1/31/19	16,000	16,115
Inergy Finance 6.875% 12/15/14	5,000	4,675
Kinder Morgan Energy Partners
5.125% 11/15/14	10,000	9,419
6.95% 1/15/38	20,000	19,912
Southern Union 6.15% 8/16/08	50,000	50,054
Valero Energy
6.125% 6/15/17	10,000	9,674
6.625% 6/15/37	10,000	9,196
		130,684
Real Estate–0.22%
Host Hotels & Resorts 7.125% 11/1/13	1,000	935
iStar Financial
5.15% 3/1/12	10,000	8,257
5.875% 3/15/16	20,000	15,779
8.625% 6/1/13	5,000	4,579
Regency Centers 5.875% 6/15/17	20,000	18,543
		48,093
Technology–0.19%
Oracle 5.75% 4/15/18	30,000	30,030
Sungard Data Systems 10.25% 8/15/15	2,000	2,020
Xerox 5.50% 5/15/12	10,000	9,893
		41,943
Transportation–0.19%
Burlington North Santa Fe
5.65% 5/1/17	11,000	10,771
5.75% 3/15/18	20,000	19,584
#Norfolk Southern 144A 5.75% 4/1/18	10,000	9,860
		40,215
Total Corporate Bonds
(cost $2,367,394)		2,313,397

FOREIGN AGENCIES–0.16%
Canada–0.09%
Quebec Providence 4.625% 5/14/18	20,000	19,660
		19,660
Republic of Korea–0.07%
Korea Development Bank 5.30% 1/17/13	15,000	14,904
		14,904
Total Foreign Agencies
(cost $34,973)		34,564

MUNICIPAL BONDS–1.61%
California State 5.00% 2/1/33	20,000	19,831
California State University Systemwide
Revenue 5.00% 11/1/30 (AMBAC)	20,000	20,091
Massachusetts Bay Transportation
Authority 5.00% 7/1/19	5,000	5,368
New Jersey Economic Development
Authority Revenue (Cigarette Tax)
5.75% 6/15/29	40,000	39,281
New York State Urban Development
Series A-1 5.25% 3/15/34 (FGIC)	35,000	35,919
New York Tobacco Settlement Finance
Authority Series B 5.00% 6/1/10	35,000	36,236
North Texas Tollway Authority
Refunding Series A
5.50% 1/1/18	5,000	5,323
6.00% 1/1/19	5,000	5,474
6.00% 1/1/20	10,000	10,852
Oregon State Taxable Pension
5.892% 6/1/27	35,000	35,551
Portland, Oregon Sewer System Revenue
First Lien Series A 5.00% 6/15/18	25,000	26,922
Texas Transportation Community Mobility
5.00% 4/1/19	15,000	16,038
Triborough, New York Bridge & Tunnel
Authority Series A
5.00% 11/15/18	20,000	21,640
5.00% 11/15/19	20,000	21,358
University of Texas Financing Authority
Refunding 5.25% 8/15/18	5,000	5,495
West Virginia Economic Development
Authority 5.37% 7/1/20 (MBIA)	15,000	14,894
West Virginia Tobacco Settlement Finance
Authority 7.467% 6/1/47	30,000	27,553
Total Municipal Bonds
(cost $350,766)		347,826

NON-AGENCY ASSET-BACKED
SECURITIES–5.00%
•Bank of America Credit Card Trust
Series 2006-A10 A10 2.45% 2/15/12	280,000	278,435
Series 2008-A5 A5 3.671% 12/16/13	35,000	35,520
Series 2008-A7 A7 3.183% 12/15/14	10,000	9,962
Capital Auto Receivables Asset Trust
Series 2007-3 A3A 5.02% 9/15/11	25,000	25,378
Capital One Multi-Asset Execution Trust
Series 2007-A7 A7 5.75% 7/15/20	25,000	24,521
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12	10,000	10,139
Series 2008-A A3 4.94% 4/25/14	10,000	10,020
•Citibank Credit Card Issuance Trust
Series 2007-A6 A6 2.70% 7/12/12	300,000	296,115

Balanced Series-7

Delaware VIP Balanced Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
NON-AGENCY ASSET-BACKED
SECURITIES (continued)
CNH Equipment Trust
Series 2007-B A3A 5.40% 10/17/11	$30,000	$30,394
Series 2008-A3 4.12% 5/15/12	5,000	4,985
Series 2008-A A4A 4.93% 8/15/14	10,000	9,874
Series 2008-B A3A 4.78% 7/16/12	10,000	10,009
Daimler Chrysler Auto Trust
Series 2008-B A3A 4.71% 9/10/12	15,000	15,058
Discover Card Master Trust
5.65% 12/15/15	60,000	60,300
Harley-Davidson Motorcycle Trust
Series 2005-2 A2 4.07% 2/15/12	18,433	18,518
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12	10,000	10,179
Series 2008-A A3 4.93% 12/17/12	15,000	15,111
John Deere Owner Trust 2008-A A3
4.18% 6/15/12	15,000	14,990
@•#MASTR Specialized Loan Trust
Series 2005-2 A2 144A 5.006% 7/25/35	17,167	15,365
•MBNA Credit Card Master Note Trust
Series 2005-A4 A4 2.51% 11/15/12	10,000	9,886
P@•Merrill Lynch Mortgage Investors
Series 2006-AR1 A2C 2.643% 3/25/37	25,000	20,172
Mid-State Trust
Series 11 A1 4.864% 7/15/38	16,467	14,942
Series 2004-1 A 6.005% 8/15/37	8,484	8,270
#Series 2006-1 A 144A 5.787% 10/15/40	19,739	18,641
P@Renaissance Home Equity Loan Trust
Series 2007-2 AF2 5.675% 6/25/37	25,000	22,631
Residential Asset Securities
Series 2003-KS9 AI6 4.71% 11/25/33	21,486	16,171
P@Structured Asset Securities
Series 2001-SB1 A2 3.375% 8/25/31	26,177	23,185
Triad Auto Receivables Owner Trust
Series 2006-C A4 5.31% 5/13/13	40,000	37,263
World Omni Auto Receivables Trust
Series 2008-A A3A 3.94% 1/15/12	15,000	14,953
Total Non-Agency Asset-Backed
Securities (cost $1,105,028)		1,080,987

NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS–8.58%
•Adjustable Rate Mortgage Trust
Series 2005-10 3A11 5.417% 1/25/36	32,291	30,496
American Home Mortgage Investment
Trust Series 2005-2 5A1
5.064% 9/25/35	35,000	30,347
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	52,971	49,197
Series 2004-2 1A1 6.00% 3/25/34	30,491	28,318
Series 2005-3 2A1 5.50% 4/25/20	30,113	30,103
Series 2005-5 2CB1 6.00% 6/25/35	33,029	31,997
Series 2005-9 5A1 5.50% 10/25/20	20,173	20,167
P@•Bank of America Funding Securities
Series 2006-F 1A2 5.179% 7/20/36	36,841	33,773
Bank of America Mortgage Securities
•Series 2003-D 1A2 5.372% 5/25/33	140	139
Series 2005-9 2A1 4.75% 10/25/20	34,838	33,923
Chase Mortgage Finance
Series 2003-S8 A2 5.00% 9/25/18	65,080	62,883
Citicorp Mortgage Securities
Series 2006-3 1A4 6.00% 6/25/36	35,000	31,262
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35	15,014	13,644
Series 2004-J7 1A2 4.673% 8/25/34	3,429	3,361
P@•Series 2005-63 3A1 5.889% 11/25/35	41,924	34,257
Series 2006-2CB A3 5.50% 3/25/36	28,684	27,356
wCountrywide Home Loan Mortgage
Pass Through Trust
P@•Series 2004-12 1M 4.902% 8/25/34	24,568	14,336
Series 2005-23 A1 5.50% 11/25/35	20,039	19,450
Series 2006-1 A2 6.00% 3/25/36	33,107	31,741
Series 2006-17 A5 6.00% 12/25/36	19,447	19,475
P@Series 2006-HYB3 3A1A 6.094% 5/20/36	40,448	34,554
P@•Series 2006-HYB4 1A2 5.631% 6/20/36	25,224	21,153
Credit Suisse First Boston
Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33	9,282	8,795
Series 2004-1 3A1 7.00% 2/25/34	6,396	5,933
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	14,303	14,533
•Series 2004-AR5 4A1 5.70% 10/25/34	30,619	28,662
•Series 2007-AR2 1A1 5.85% 7/25/37	17,500	16,489
•Series 2007-AR3 2A2 6.309% 11/25/37	53,056	49,579
•GMAC Mortgage Loan Trust Series
2005-AR2 4A 5.182% 5/25/35	35,710	33,317
#GSMPS Mortgage Loan Trust 144A
Series 1998-3 A 7.75% 9/19/27	24,566	24,389
Series 2005-RP1 1A3 8.00% 1/25/35	18,489	18,399
Series 2005-RP1 1A4 8.50% 1/25/35	10,291	10,406
GSR Mortgage Loan Trust
Series 2006-1F 5A2 6.00% 2/25/36	36,031	35,626
•JPMorgan Mortgage Trust
Series 2005-A1 4A1 4.778% 2/25/35	37,028	35,059
Series 2005-A4 1A1 5.398% 7/25/35	43,892	41,689
Series 2005-A6 1A2 5.138% 9/25/35	60,000	55,334
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35	28,063	26,954
Series 2006-1 3A3 5.50% 2/25/36	36,136	34,315

Balanced Series-8

Delaware VIP Balanced Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS (continued)
•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 6.70% 12/25/33	$7,163	$7,008
P@Series 2005-1 B1 5.803% 3/25/35	36,991	26,335
Series 2005-6 7A1 5.333% 6/25/35	25,507	24,069
MASTR Alternative Loans Trust
Series 2003-6 3A1 8.00% 9/25/33	5,177	5,402
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34	28,538	29,074
Series 2005-2 1A4 8.00% 5/25/35	13,031	13,358
Morgan Stanley Mortgage Loan Trust
Series 2006-2 6A 6.50% 2/25/36	19,964	17,556
Prime Mortgage Trust
Series 2004-CL1 1A1 6.00% 2/25/34	13,989	12,712
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31	4,642	4,745
Series 2004-SL4 A3 6.50% 7/25/32	19,143	18,174
Series 2005-SL1 A2 6.00% 5/25/32	22,590	22,364
•Residential Funding Mortgage Securities I
Series 2006-SA3 3A1 6.036% 9/25/36	37,740	35,256
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-18 5A 5.50% 12/25/34	31,890	28,558
P@•Series 2006-5 5A4 5.528% 6/25/36	25,793	22,006
Structured Asset Securities
•Series 2002-22H 1A 6.943% 11/25/32	8,711	8,195
Series 2004-12H 1A 6.00% 5/25/34	29,897	27,169
wWashington Mutual Alternative Mortgage
Pass Through Certificates
Series 2005-9 3CB 5.50% 10/25/20	45,037	45,023
Series 2006-5 2CB3 6.00% 7/25/36	38,421	37,080
wWashington Mutual Mortgage
Pass Through Certificates
P@•Series 2006-AR8 2A3 6.13% 8/25/36	16,151	14,399
•Series 2006-AR10 1A1 5.933% 9/25/36	34,388	32,275
Series 2006-AR14 1A4 5.647% 11/25/36	24,982	23,057
•Series 2007-HY3 4A1 5.348% 3/25/37	72,279	67,403
Wells Fargo Mortgage Backed
Securities Trust
•Series 2004-T A1 5.968% 9/25/34	8,565	8,265
Series 2005-11 1A3 5.50% 11/25/35	84,261	82,206
Series 2006-7 2A1 6.00% 6/25/36	74,489	73,650
Series 2006-AR6 7A1 5.111% 3/25/36	70,644	64,959
•Series 2006-AR10 5A1 5.595% 7/25/36	33,757	32,577
Series 2007-13 A7 6.00% 9/25/37	32,729	31,216
Total Non-Agency Collateralized
Mortgage Obligations
(cost $1,985,638)		1,855,502

SUPRANATIONAL BANKS–0.09%
European Investment Bank
4.25% 7/15/13	20,000	20,316
Total Supranational Banks
(cost $19,949)		20,316

U.S. TREASURY OBLIGATIONS–1.23%
¥U.S. Treasury Bonds 5.00% 5/15/37	27,000	29,025
¥U.S. Treasury Inflation Index Notes
3.875% 1/15/09	26,193	27,040
U.S. Treasury Notes
2.875% 6/30/10	25,000	25,131
*3.375% 6/30/13	185,000	185,390
Total U.S. Treasury Obligations
(cost $262,918)		266,586

≠DISCOUNT NOTE–4.00%
Federal Home Loan Bank
Discount 2.03% 7/1/08	864,049	864,049
Total Discount Note (cost $864,049)		864,049

Total Value of Securities Before
Securities Lending Collateral–103.29%
(cost $24,180,766)		22,342,346

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–3.90%
Investment Companies
Mellon GSL DBT II Collateral Fund	843,197	843,197
Total Securities Lending Collateral
(cost $843,197)		843,197

Balanced Series-9

Delaware VIP Balanced Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–107.19% (cost $25,023,963)	$23,185,543 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(3.90%)	(843,197)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(3.29%)	(711,356)
NET ASSETS APPLICABLE TO 1,675,377 SHARES OUTSTANDING–100.00%	$21,630,990
NET ASSET VALUE-DELAWARE VIP BALANCED SERIES STANDARD CLASS ($21,630,896 / 1,675,370 Shares)	$12.91
NET ASSET VALUE-DELAWARE VIP BALANCED SERIES SERVICE CLASS ($94.14 / 7.27 Shares)	$12.95
COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization-no par)	$40,597,691
Undistributed net investment income	360,657
Accumulated net realized loss on investments	(17,506,879)
Net unrealized depreciation of investments	(1,820,479)
Total net assets	$21,630,990
____________________

*	Fully or partially on loan.
**	See Note 11 in “Notes to financial statements.”
©	Includes $875,029 of securities loaned.
†	Non income producing security.
•	Variable rate security. The rate shown is the rate as of June 30, 2008.
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
¥	Fully or partially pledged as collateral for financial futures contracts.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2008, the aggregate amount of Rule 144A securities was $479,307, which represented 2.22% of the Series’ net assets. See Note 12 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
P	Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At June 30, 2008, the aggregate amount of the restricted securities was $296,134 or 1.37% of the Series’ net assets. See Note 12 in “Notes to financial statements.”
@	Illiquid security. At June 30, 2008, the aggregate amount of illiquid securities was $311,499, which represented 1.44% of the Series’ net assets. See Note 12 in “Notes to financial statements.”

Summary of Abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
ARM — Adjustable Rate Mortgage
FGIC — Insured by the Financial Guaranty Insurance Company
GNMA — Government National Mortgage Association
GSMPS — Goldman Sachs Reperforming Mortgage Securities
MASTR — Mortgage Asset Securitization Transactions, Inc.
MBIA — Insured by the Municipal Bond Insurance Association
PIK — Pay-in-kind
S.F. — Single Family
TBA — To be announced
yr — Year

Balanced Series-10

Delaware VIP Balanced Series
Statement of Net Assets (continued)

The following futures contracts, written options, and swap contracts were outstanding at June 30, 2008:

Futures Contracts[1]
				Unrealized
Contracts To Buy	Notional Cost	Notional Value	Expiration Date	Appreciation
8 U.S. Treasury 5 year Notes	$879,675	$884,438	9/30/08	$4,763

Written Options[2]
					Unrealized
Description	Number of Contracts	Notional Value	Exercise Price	Expiration Date	Appreciation
U.S. Treasury 10 yr Future	(5)	$500,000	$113.00	8/22/08	$1,316

Swap Contracts[3]
Credit Default Swap Contracts
				Unrealized
Swap Counterparty &	Notional	Annual Protection		Appreciation
Referenced Obligation	Value	Payments	Termination Date	(Depreciation)
Protection Purchased:
Goldman Sachs
Kraft Foods 10 yr CDS	$ 40,000	0.77%	12/20/17	$ 1,231
JPMorgan Chase Bank
iStar Financial 5 yr CDS	10,000	7.28%	6/20/13	(61)
Embarq 7yr CDS	10,000	0.77%	9/20/14	849
Lehman Brothers
Gannet 7 yr CDS	30,000	0.88%	9/20/14	2,920
Home Depot 5 yr CDS	25,000	0.50%	9/20/12	636
New York Times 7 yr CDS	30,000	0.75%	9/20/14	3,176
Sara Lee 7 yr CDS	30,000	0.60%	9/20/14	151
Washington Mutual
4 yr CDS	10,300	0.85%	9/20/11	1,557
10 yr CDS	15,000	3.15%	12/20/17	1,437
	$200,300			$11,896

The use of futures contracts, written options, and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.
____________________
1See Note 8 in “Notes to financial statements.”
2See Note 9 in “Notes to financial statements.”
3See Note 10 in “Notes to financial statements.”

See accompanying notes

Balanced Series-11

Delaware VIP Trust —
Delaware VIP Balanced Series
Statement of Operations
Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Interest	$211,165
Dividends	209,774
Securities lending income	6,321
427,260

EXPENSES:
Management fees	78,680
Pricing fees	8,442
Audit and tax	6,233
Dividend disbursing and transfer agent fees and expenses	6,094
Accounting and administration expenses	4,842
Reports and statements to shareholders	4,237
Custodian fees	2,945
Legal fees	1,320
Dues and services	706
Trustees’ fees	628
Insurance fees	314
Consulting fees	208
Trustees’ expenses	34
Registration fees	22
Distribution expenses - Service Class	2
114,707
Less expense paid indirectly	(237)
Total operating expenses	114,470

NET INVESTMENT INCOME	312,790

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	269,118
Foreign currencies	(433)
Futures contracts	(13,081)
Written options	20,766
Swap contracts	25,474
Net realized gain	301,844
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(2,974,432)

NET REALIZED AND UNREALIZED LOSS ON
INVESTMENTS AND FOREIGN CURRENCIES	(2,672,588)

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$(2,359,798)

See accompanying notes

Delaware VIP Trust —
Delaware VIP Balanced Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/08	Ended
	(Unaudited)	12/31/07
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$312,790	$916,358
Net realized gain on investments and
foreign currencies	301,844	2,133,550
Net change in unrealized appreciation/
depreciation of investments	(2,974,432)	(2,788,302)
Net increase (decrease) in net assets resulting
from operations	(2,359,798)	261,606

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(936,809)	(1,095,621)
Service Class	(4)	(180)
	(936,813)	(1,095,801)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	361,400	1,304,963
Service Class	1	–
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	936,809	1,095,621
Service Class	4	180
	1,298,214	2,400,764
Cost of shares repurchased:
Standard Class	(3,388,966)	(10,175,063)
Service Class	(5,606)	–
	(3,394,572)	(10,175,063)
Decrease in net assets derived from
capital share transactions	(2,096,358)	(7,774,299)

NET DECREASE IN NET ASSETS	(5,392,969)	(8,608,494)

NET ASSETS:
Beginning of period	27,023,959	35,632,453
End of period (including undistributed
net investment income of $360,657 and
$935,008, respectively)	$21,630,990	$27,023,959

See accompanying notes

Balanced Series-12

Delaware VIP Trust — Delaware VIP Balanced Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Balanced Series Standard Class
	Six Months
	Ended
	6/30/08[1]	Year Ended
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Net asset value, beginning of period	$14.800	$15.260	$13.530	$13.360	$12.890	$11.170

Income (loss) from investment operations:
Net investment income[2]	0.178	0.441	0.405	0.341	0.245	0.211
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.529)	(0.404)	1.739	0.135	0.493	1.872
Total from investment operations	(1.351)	0.037	2.144	0.476	0.738	2.083

Less dividends and distributions from:
Net investment income	(0.539)	(0.497)	(0.414)	(0.306)	(0.268)	(0.363)
Total dividends and distributions	(0.539)	(0.497)	(0.414)	(0.306)	(0.268)	(0.363)

Net asset value, end of period	$12.910	$14.800	$15.260	$13.530	$13.360	$12.890

Total return[3]	(9.44% )	0.33%	16.20%	3.68%	5.84%	19.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$21,631	$27,018	$35,626	$38,227	$45,407	$53,233
Ratio of expenses to average net assets	0.95%	0.83%	0.81%	0.80%	0.77%	0.77%
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly	0.95%	0.86%	0.84%	0.85%	0.77%	0.77%
Ratio of net investment income to average net assets	2.58%	2.89%	2.88%	2.57%	1.91%	1.80%
Ratio of net investment income to average net assets prior
to expense limitation and expenses paid indirectly	2.58%	2.86%	2.85%	2.52%	1.91%	1.80%
Portfolio turnover	138%	134%	131%	200%	247%	231%
____________________

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Balanced Series-13

Delaware VIP Balanced Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Balanced Series Service Class
	Six Months
	Ended
	6/30/08[1]	Year Ended
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Net asset value, beginning of period	$14.770	$15.240	$13.520	$13.340	$12.880	$11.170

Income (loss) from investment operations:
Net investment income[2]	0.160	0.403	0.371	0.310	0.214	0.186
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.479)	(0.409)	1.732	0.145	0.488	1.867
Total from investment operations	(1.319)	(0.006)	2.103	0.455	0.702	2.053

Less dividends and distributions from:
Net investment income	(0.501)	(0.464)	(0.383)	(0.275)	(0.242)	(0.343)
Total dividends and distributions	(0.501)	(0.464)	(0.383)	(0.275)	(0.242)	(0.343)

Net asset value, end of period	$12.950	$14.770	$15.240	$13.520	$13.340	$12.880

Total return[3]	(9.22% )	0.05%	15.88%	3.51%	5.55%	18.90%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ –	$6	$6	$5	$5	$5
Ratio of expenses to average net assets	1.20%	1.08%	1.06%	1.05%	1.02%	0.99%
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly	1.25%	1.16%	1.14%	1.15%	1.07%	1.02%
Ratio of net investment income to average net assets	2.33%	2.64%	2.63%	2.32%	1.66%	1.58%
Ratio of net investment income to average net assets prior
to expense limitation and expenses paid indirectly	2.28%	2.56%	2.55%	2.22%	1.61%	1.55%
Portfolio turnover	138%	134%	131%	200%	247%	231%
____________________

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager and distributor, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Balanced Series-14

Delaware VIP Trust — Delaware VIP Balanced Series
Notes to Financial Statements
June 30, 2008 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 14 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Balanced Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek a balance of capital appreciation, income and preservation of capital.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes—The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2008, the Series held no investments in repurchase agreements.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Balanced Series-15

Delaware VIP Balanced Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. There were no commission rebates during the six months ended June 30, 2008. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended June 30, 2008, the Series was charged $605 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2009 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2008, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$11,991	$3,857	$–	$1,584
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2008, the Series was charged $827 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

Balanced Series-16

Delaware VIP Balanced Series
Notes to Financial Statements (continued)

3. Investments
For the six months ended June 30, 2008, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$10,874,559
Purchases of U.S. government securities	5,580,820
Sales other than U.S. government securities	12,482,356
Sales of U.S. government securities	7,032,800

At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Depreciation
$25,072,555	$1,290,947	$(3,177,959)	$(1,887,012)

Effective January 1, 2008, the Series adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

Level	Securities	Derivatives
Level 1	$12,840,730	$ –
Level 2	10,186,004	17,975
Level 3	158,809	–
Total	$23,185,543	$17,975

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 3/31/08	$116,907
Net realized gain (loss)	(4,138)
Net change in unrealized
appreciation/depreciation	11,002
Net purchases, sales, and settlements	67,550
Net transfers in and/or out of Level 3	(32,512)
Balance as of 6/30/08	$158,809
Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/08	$25

Balanced Series-17

Delaware VIP Balanced Series
Notes to Financial Statements (continued)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2008 and the year ended December 31, 2007 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/08*	12/31/07
Ordinary income	$936,813	$1,095,801
____________________

*Tax information for the six months ended June 30, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$40,597,691
Undistributed ordinary income	371,448
Capital loss carryforwards as of 12/31/07	(17,689,162)
Realized gains 1/1/08 – 6/30/08	240,622
Other temporary differences	(2,597)
Unrealized depreciation of investments
and swap contracts	(1,887,012)
Net assets	$21,630,990

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, tax treatment of CDS contracts, market discount and premium on debt instruments, straddle deferrals, and tax treatment of contingent payment debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on paydowns of mortgage- and asset-backed securities, gain (loss) on foreign currency transactions, CDS contracts and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2008, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Gain (Loss)
$49,672	$(49,672)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2007 will expire as follows: $7,639,801 expires in 2009; $9,576,012 expires in 2010; and $473,349 expires in 2011.

Balanced Series-18

Delaware VIP Balanced Series
Notes to Financial Statements (continued)

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/08	12/31/07
Shares sold:
Standard Class	25,918	84,727

Shares issued upon reinvestment of dividends
and distributions:
Standard Class	68,883	72,993
Service Class	–	12
	94,801	157,732

Shares repurchased:
Standard Class	(244,892)	(667,221)
Service Class	(393)	–
	(245,285)	(667,221)
Net decrease	(150,484)	(509,489)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2008, or at any time during the period then ended.

8. Futures Contracts
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

9. Written Options
During the six months ended June 30, 2008, the Series entered into options contracts in accordance with its investment objectives. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the six months ended June 30, 2008 for the Series were as follows:

	Number of
	contracts	Premiums
Options outstanding at December 31, 2007	–	$–
Options written	59	37,656
Options expired	(19)	(11,418)
Options terminated in closing purchase transactions	(35)	(20,468)
Options outstanding at June 30, 2008	5	$5,770

Balanced Series-19

Delaware VIP Balanced Series
Notes to Financial Statements (continued)

10. Swap Contracts
The Series may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Series may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Series on favorable terms. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the six months ended June 30, 2008, the Series entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

CDS contracts may involve greater risks than if the Series had invested in the referenced obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Series enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown above.

11. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirement. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records securities lending income net of allocations to the security lending agent and the borrower.

At June 30, 2008, the value of the securities on loan was $875,029, for which the Series received collateral, comprised of non-cash collateral valued at $50,226, and cash collateral of $843,197. Investments purchased with cash collateral are presented on the Statement of net assets under the caption “Securities Lending Collateral.”

Balanced Series-20

Delaware VIP Balanced Series
Notes to Financial Statements (continued)

12. Credit and Market Risk
The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

13. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments®  Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments® Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

Balanced Series-21

Delaware VIP Trust — Delaware VIP Balanced Series
Other Series Information

Board Consideration of Delaware VIP Balanced Series Investment Advisory Agreement

At a meeting held on May 20-22, 2008 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees (the “Independent Trustees”), approved the renewal of the Investment Advisory Agreement for the Delaware VIP Balanced Series (the “Series”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed in February 2008 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed the Lipper reports with counsel to the Independent Trustees (“Counsel”) at the February 2008 Board meeting and discussed such reports further with Counsel earlier in the Annual Meeting. The Board requested and received certain information regarding Management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to invest fully in accordance with Series policies.

In considering information relating to the approval of the Series’ advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent counsel. Although the Trustees gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board in its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service as well as Delaware Investments’ expenditures to improve the delivery of shareholder services. During 2007, Management commenced the outsourcing of certain investment accounting functions that are expected to further improve the quality and the cost of delivering investment accounting services to the Series. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest, ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three-, five- and ten-year periods ended December 31, 2007. The Board’s objective is that the performance of each Series for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all mixed asset target allocation moderate funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one-, five- and ten-year periods was in the fourth quartile of its Performance Universe. The report further showed that the Series’ total return for the three-year period was in the third quartile. The Board noted that the Series’ performance results were not in line with the Board’s objective. In evaluating the Series’ performance, the Board considered personnel changes that took place in 2007. Additionally, the Board recognized Management’s efforts to increase portfolio management depth, noting particularly the hiring of a new head of the equity department in 2007. The Board was satisfied that Management was taking action to improve Series performance and meet the Board’s performance objective.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of October 31, 2007 and the most recent fiscal year end for comparative funds as of August 31, 2007 or earlier. For any fund with a fiscal year end after August 31, 2007, such fund’s expense data were measured as of its fiscal year end for 2006. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of the Series and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Series’ total expense ratio to and amount competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

Balanced Series-22

Delaware VIP Balanced Series
Other Series Information (continued)

The expense comparisons for the Series showed that the actual management fee was in the quartile with the second lowest expenses of its Expense Group and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to its Expense Group.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the level of management fees was reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

PO13178 SA-VIPBAL [6/08] DG3 8/08 (3381)	Balanced Series-23

Delaware VIP Trust
Delaware VIP Capital Reserves Series

Semiannual Report

June 30, 2008

Delaware VIP Trust — Delaware VIP Capital Reserves Series
Disclosure of Series Expenses
For the Period January 1, 2008 to June 30, 2008

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratios	6/30/08*
Actual Series Return
Standard Class	$1,000.00	$1,009.10	0.64%	$3.20
Service Class	1,000.00	1,007.90	0.89%	4.44
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.68	0.64%	$3.22
Service Class	1,000.00	1,020.44	0.89%	4.47

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Capital Reserves Series-1

Delaware VIP Trust — Delaware VIP Capital Reserves Series
Sector Allocation and Credit Quality Breakdown
As of June 30, 2008

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may also represent the investment manager’s internal sector classifications, which may result in the sector designations for one Series being different than another Series’ sector designations.

Percentage
Sector	of Net Assets
Agency Asset-Backed Securities	0.05%
Agency Collateralized Mortgage Obligations	1.66%
Agency Mortgage-Backed Securities	5.33%
Agency Obligations	14.23%
Commercial Mortgage-Backed Securities	2.37%
Corporate Bonds	16.67%
Banking	1.18%
Basic Industry	0.74%
Brokerage	0.45%
Capital Goods	0.87%
Communications	2.15%
Consumer Cyclical	1.70%
Consumer Non-Cyclical	3.01%
Electric	1.02%
Finance Companies	1.28%
Insurance	1.81%
Natural Gas	0.25%
Real Estate	0.76%
Technology	1.45%
Non-Agency Asset-Backed Securities	8.25%
Non-Agency Collateralized Mortgage Obligations	6.80%
Senior Secured Loans	0.69%
Sovereign Debt	0.34%
Supranational Banks	0.22%
U.S. Treasury Obligations	40.20%
Discount Note	3.36%
Securities Lending Collateral	5.36%
Total Value of Securities	105.53%
Obligation to Return Securities Lending Collateral	(5.36%)
Liabilities Net of Receivables and Other Assets	(0.17%)
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	80.96%
AA	4.33%
A	7.19%
BBB	5.10%
BB	1.75%
B	0.60%
CCC	0.07%
Total	100.00%

Capital Reserves Series-2

Delaware VIP Trust — Delaware VIP Capital Reserves Series
Statement of Net Assets
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
AGENCY ASSET-BACKED
SECURITIES–0.05%
•Fannie Mae Grantor Trust Series
2003-T4 2A5 5.407% 9/26/33	$30,963	$27,241
Total Agency Asset-Backed
Securities (cost $30,713)		27,241

AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS–1.66%
Fannie Mae Series 2005-67 EY
5.50% 8/25/25	40,000	38,326
Fannie Mae Grantor Trust Series
2001-T8 A2 9.50% 7/25/41	19,870	21,727
Fannie Mae Whole Loan Series
2004-W9 2A1 6.50% 2/25/44	46,758	48,872
Freddie Mac
Series 2326 ZQ 6.50% 6/15/31	99,129	105,657
Series 3094 US 6.75% 9/15/34	276,810	251,711
Series 3416 GK 4.00% 7/15/22	246,800	237,900
Freddie Mac Stated Final Series
5 GC 2.95% 12/15/09	52,052	52,108
•Freddie Mac Strip Series
19 F 5.148% 6/1/28	17,444	17,566
♦Freddie Mac Structured Pass
Through Securities
Series T-58 2A 6.50% 9/25/43	49,712	52,062
GNMA
Series 2002-28 B 5.779% 7/16/24	15,995	16,244
Series 2002-61 BA 4.648% 3/16/26	5,066	5,099
Series 2003-78 B 5.11% 10/16/27	55,000	55,219
Total Agency Collateralized
Mortgage Obligations
(cost $909,957)		902,491

AGENCY MORTGAGE-BACKED
SECURITIES–5.33%
Fannie Mae
6.50% 8/1/17	24,021	24,988
7.00% 11/15/16	40,615	42,486
8.50% 9/20/10	2,323	2,461
9.00% 4/1/09	1,209	1,217
•Fannie Mae ARM
4.603% 6/1/34	48,513	48,674
4.794% 11/1/35	393,240	398,317
5.051% 8/1/35	59,491	59,209
5.442% 8/1/34	38,073	38,099
6.13% 6/1/36	184,075	188,412
6.177% 7/1/36	164,377	168,360
6.287% 7/1/36	175,885	180,463
6.326% 8/1/36	189,809	195,065
6.335% 4/1/36	79,144	81,589
6.406% 12/1/33	28,297	28,790
7.045% 10/1/33	26,788	27,127
Fannie Mae FHAVA 9.00% 6/1/09	9,828	9,866
Fannie Mae Relocation 30 yr
Pool # 763656 5.00% 1/1/34	90,707	87,851
Pool # 763742 5.00% 1/1/34	107,862	104,342
Fannie Mae S.F. 15 yr
7.50% 3/1/15	8,067	8,443
8.00% 10/1/14	5,950	6,187
8.00% 10/1/16	30,961	32,663
Fannie Mae S.F. 30 yr
7.50% 12/1/10	602	609
7.50% 6/1/31	20,118	21,678
8.50% 5/1/11	1,453	1,493
8.50% 8/1/12	2,059	2,154
9.00% 7/1/20	37,367	40,783
10.00% 8/1/19	38,333	42,424
•Freddie Mac ARM
5.634% 4/1/33	15,604	15,671
5.675% 7/1/36	55,162	56,266
6.937% 4/1/34	9,445	9,510
Freddie Mac Balloon 5 yr
4.00% 1/1/09	89,489	89,510
Freddie Mac Balloon 7 yr
4.50% 10/1/09	81,319	81,895
5.00% 6/1/11	149,230	151,795
5.00% 11/1/11	158,511	161,454
Freddie Mac S.F. 15 yr
4.00% 11/1/13	115,148	113,508
4.00% 3/1/14	139,541	137,238
8.00% 5/1/15	34,954	37,059
8.50% 10/1/15	4,581	4,893
Freddie Mac S.F. 30 yr
7.00% 11/1/33	21,563	22,771
9.00% 4/1/17	2,365	2,579
9.25% 9/1/08	98	99
GNMA I S.F. 15 yr
6.00% 1/15/09	1,300	1,322
8.50% 8/15/10	1,836	1,845
GNMA I S.F. 30 yr
7.00% 12/15/34	69,482	74,129
11.00% 11/15/10	75,186	78,123
GNMA II S.F. 30 yr
12.00% 6/20/14	4,950	5,615
12.00% 3/20/15	603	682
12.00% 2/20/16	1,370	1,579
Total Agency Mortgage-Backed
Securities (cost $2,872,427)		2,891,293

AGENCY OBLIGATIONS–14.23%
Fannie Mae
2.50% 4/9/10	3,710,000	3,672,945
*3.625% 2/12/13	130,000	127,542
6.25% 2/1/11	640,000	671,468
Federal Home Loan Bank System
*3.75% 1/8/10	160,000	161,843
*4.375% 9/17/10	1,120,000	1,145,469
•8.00% 7/11/17	1,000,000	984,800
•8.00% 7/7/23	500,000	496,250
Freddie Mac 2.875% 4/30/10	465,000	463,108
Total Agency Obligations
(cost $7,795,719)		7,723,425

Capital Reserves Series-3

Delaware VIP Capital Reserves Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
COMMERCIAL MORTGAGE-
BACKED SECURITIES–2.37%
•Bank of America Commercial Mortgage
Series 2004-3 A5 5.316% 6/10/39	$90,000	$90,101
#Bear Stearns Commercial Mortgage
Securities Series 2004-ESA E 144A
5.064% 5/14/16	65,000	65,880
w#Commercial Mortgage Pass Through
Certificates Series 2001-J1A A2 144A
6.457% 2/14/34	44,505	45,558
#Crown Castle Towers 144A
•Series 2005-1A AFL 2.85% 6/15/35	110,000	106,425
Series 2006-1A B 5.362% 11/15/36	40,000	38,170
First Union National Bank-Bank of
America Commercial Mortgage Trust
Series 2001-C1 C 6.403% 3/15/33	45,000	46,087
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A3 4.602% 8/10/38	95,000	94,911
Greenwich Capital Commercial Funding
Series 2004-GG1 A7 5.317% 6/10/36	70,000	68,793
Lehman Brothers-UBS
Commercial Mortgage Trust
Series 2001-C2 A1 6.27% 6/15/20	13,760	13,906
Series 2003-C8 A2 4.207% 11/15/27	150,000	149,752
Merrill Lynch/Countrywide Commercial
Mortgage Trust Series 2007-5 A1
4.275% 8/12/48	184,500	180,002
•Morgan Stanley Capital I Series
2007-T27 A4 5.803% 6/13/42	95,000	90,049
#SBA Commercial Mortgage Securities
Trust Series 2006-1A B 144A
5.451% 11/15/36	150,000	143,585
#Tower 144A
Series 2006-1 B 5.588% 2/15/36	30,000	29,016
Series 2006-1 C 5.707% 2/15/36	45,000	43,146
•Wachovia Bank Commercial Mortgage
Trust Series 2005-C20 A5
5.087% 7/15/42	80,000	78,830
Total Commercial Mortgage-Backed
Securities (cost $1,304,505)		1,284,211

CORPORATE BONDS–16.67%
Banking–1.18%
Bank One 5.90% 11/15/11	140,000	142,742
•Capital One 2.888% 3/13/09	180,000	179,250
JPMorgan Chase 5.75% 1/2/13	190,000	191,419
•Wells Fargo Capital XIII
7.70% 12/29/49	130,000	129,352
		642,763
Basic Industry–0.74%
#Evraz Group 144A 9.50% 4/24/18	100,000	100,750
Lubrizol 4.625% 10/1/09	120,000	119,473
#Nine Dragons Paper Holdings 144A
7.875% 4/29/13	110,000	108,106
Weyerhaeuser 5.95% 11/1/08	70,000	70,512
		398,841
Brokerage–0.45%
AMVESCAP 4.50% 12/15/09	120,000	118,923
Lehman Brothers Holdings
5.625% 1/24/13	130,000	123,167
		242,090
Capital Goods–0.87%
Allied Waste North America
7.875% 4/15/13	20,000	20,450
Philips Electronics 4.625% 3/11/13	390,000	384,551
Textron 6.50% 6/1/12	65,000	68,089
		473,090
Communications–2.15%
AT&T Wireless 8.125% 5/1/12	365,000	400,113
Citizens Communications
7.125% 3/15/19	74,000	66,600
Comcast Cable Communications
6.20% 11/15/08	295,000	296,106
France Telecom 9.00% 3/1/11	76,000	80,536
Intelsat Bermuda 11.25% 6/15/16	35,000	35,613
News America Holdings
7.375% 10/17/08	70,000	70,755
Telecom Italia Capital 4.00% 1/15/10	150,000	148,038
Windstream 8.125% 8/1/13	70,000	70,175
		1,167,936
Consumer Cyclical–1.70%
Centex 4.875% 8/15/08	370,000	370,463
•DaimlerChrysler North America
3.234% 8/3/09	135,000	133,921
General Motors 6.85% 10/15/08	140,000	135,800
Lear 8.75% 12/1/16	38,000	29,830
Penney (J.C.) 7.375% 8/15/08	145,000	145,394
Wal-Mart Stores
4.25% 4/15/13	40,000	39,819
6.875% 8/10/09	65,000	67,407
		922,634
Consumer Non-Cyclical–3.01%
Abbott Laboratories 5.15% 11/30/12	130,000	133,942
American Home Products
6.95% 3/15/11	350,000	370,736
Aramark 8.50% 2/1/15	75,000	73,875
#Dr Pepper Snapple Group 144A
6.12% 5/1/13	245,000	248,595
GlaxoSmithKline Capital
4.85% 5/15/13	290,000	289,920
HCA PIK 9.625% 11/15/16	70,000	72,275
Kellogg 5.125% 12/3/12	45,000	45,637
Kraft Foods 4.125% 11/12/09	120,000	119,859
Safeway 6.50% 3/1/11	270,000	279,419
		1,634,258
Electric–1.02%
Baltimore Gas & Electric
6.125% 7/1/13	100,000	101,344
NRG Energy 7.375% 2/1/16	15,000	14,156
Pacific Gas & Electric 4.20% 3/1/11	272,000	269,888

Capital Reserves Series-4

Delaware VIP Capital Reserves Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
#Power Contract Financing 144A
6.256% 2/1/10	$26,941	$27,264
@#Power Receivables Finance 144A
6.29% 1/1/12	56,175	57,514
Virginia Electric Power 5.10% 11/30/12	85,000	85,125
		555,291
Finance Companies–1.28%
General Electric Capital
4.80% 5/1/13	105,000	102,974
5.50% 4/28/11	365,000	377,040
International Lease Finance
5.75% 6/15/11	150,000	139,761
•#Xstrata Finance 144A 3.035% 11/13/09	75,000	73,238
		693,013
Insurance–1.81%
Berkshire Hathaway Finance
4.125% 1/15/10	305,000	308,125
ReliaStar Financial 6.50% 11/15/08	185,000	186,897
UnitedHealth Group 5.50% 11/15/12	145,000	142,430
WellPoint 5.00% 1/15/11	350,000	346,098
		983,550
Natural Gas–0.25%
Southern Union 6.15% 8/16/08	135,000	135,142
		135,142
Real Estate–0.76%
iStar Financial
•3.116% 9/15/09	190,000	174,364
*5.65% 9/15/11	110,000	94,116
Simon Property Group 5.375% 8/28/08	145,000	145,017
		413,497
Technology–1.45%
Oracle 4.95% 4/15/13	535,000	540,741
Sungard Data Systems 9.125% 8/15/13	74,000	75,110
Xerox
5.50% 5/15/12	145,000	143,447
5.65% 5/15/13	30,000	29,733
		789,031
Total Corporate Bonds
(cost $9,050,051)		9,051,136

NON-AGENCY ASSET-BACKED
SECURITIES–8.25%
P@Ameriquest Mortgage Securities Series
2003-11 AF6 5.14% 1/25/34	63,719	58,004
P@Argent Securities Series 2003-W5 AF4
4.66% 10/25/33	6,068	6,045
•Bank of America Credit Card Trust
Series 2006-A10 A10 2.45% 2/15/12	850,000	845,249
Series 2008-A5 A5 3.671% 12/16/13	210,000	213,117
Capital Auto Receivables Asset Trust
Series 2007-3 A3A 5.02% 9/15/11	115,000	116,737
Caterpillar Financial Asset Trust Series
2007-A A3A 5.34% 6/25/12	30,000	30,416
Centex Home Equity Series 2005-D AF4
5.27% 10/25/35	155,000	152,016
Chase Funding Mortgage Loan
Asset-Backed Certificates
Series 2002-3 1A6 4.707% 9/25/13	154,689	146,324
Series 2003-3 1A4 3.303% 11/25/29	36,076	35,904
Chase Issuance Trust Series 2008-A9 A9
4.26% 5/15/13	100,000	99,349
Chase Manhattan Auto Owner Trust
Series 2006-B A3 5.13% 5/15/11	166,632	168,233
CIT Equipment Collateral Series
2006-VT2 A3 5.07% 2/20/10	243,781	245,099
CitiFinancial Mortgage Securities Series
2004-1 AF2 2.645% 4/25/34	109,405	105,643
CNH Equipment Trust
Series 2007-B A3A 5.40% 10/17/11	40,000	40,525
Series 2008-A A3 4.12% 5/15/12	40,000	39,881
Series 2008-A A4A 4.93% 8/15/14	65,000	64,184
Series 2008-B A3A 4.78% 7/16/12	60,000	60,056
@#Countrywide Asset-Backed NIM
Certificates Series 2004-BC1 Note 144A
5.50% 4/25/35	27	0
Discover Card Master Trust
Series 2008-A4 A4 5.65% 12/15/15	80,000	80,400
#Dunkin Securitization Series 2006-1 A2
144A 5.779% 6/20/31	100,000	92,077
P@•GMAC Mortgage Loan Trust Series
2006-HE3 A2 5.75% 10/25/36	30,000	22,055
#Harley-Davidson Motorcycle Trust Series
2006-1 A2 144A 5.04% 10/15/12	93,630	94,718
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12	30,000	30,537
Series 2008-A A3 4.93% 12/17/12	50,000	50,370
Long Beach Auto Receivables Trust
Series 2006-B A3 5.17% 8/15/11	246,601	247,278
@#MASTR Specialized Loan Trust Series
2005-2 A2 144A 5.006% 7/25/35	22,317	19,974
P@•Merrill Lynch Mortgage Investors Series
2006-AR1 A2C 2.643% 3/25/37	80,000	64,551
•Morgan Stanley Mortgage Loan Trust
Series 2006-12XS A1 2.603% 10/25/36	61,704	58,772
New Century Home Equity Loan Trust
Series 2003-5 AI4 4.76% 11/25/33	61,760	57,754
P@Renaissance Home Equity Loan Trust
Series 2006-1 AF3 5.608% 5/25/36	210,000	205,149
Series 2006-2 AF3 5.797% 8/25/36	125,000	117,266
Series 2006-3 AF2 5.58% 11/25/36	88,755	88,314
Series 2007-2 AF2 5.675% 6/25/37	35,000	31,684
Residential Asset Securities
Series 2002-KS2 AI5 6.779% 4/25/32	26,457	24,774
Series 2003-KS9 AI6 4.71% 11/25/33	60,159	45,279
P@•Series 2006-KS3 AI3 2.653% 4/25/36	270,000	247,546

Capital Reserves Series-5

Delaware VIP Capital Reserves Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
NON-AGENCY ASSET-BACKED
SECURITIES (continued)
Õ@Residential Funding Mortgage Securities II
Series 2001-HS2 A5 7.42% 4/25/31	$17,412	$16,254
@#Silverleaf Finance Series 2005-A A 144A
4.857% 11/15/16	70,898	68,374
Structured Asset Securities
Õ@Series 2001-SB1 A2 3.375% 8/25/31	35,526	31,465
Õ@Series 2005-4XS 1A2B 4.67% 3/25/35	59,146	56,805
Series 2005-9XS 1A2A 4.84% 6/25/35	87,776	88,273
Triad Auto Receivables Owner Trust
Series 2006-C A4 5.31% 5/13/13	160,000	149,051
World Omni Auto Receivables Trust
Series 2008-A A3A 3.94% 10/15/12	65,000	64,798
Total Non-Agency Asset-Backed
Securities (cost $4,603,610)		4,480,300

NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS–6.80%
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	72,040	66,907
Series 2004-2 1A1 6.00% 3/25/34	60,981	56,636
Series 2004-11 1CB1 6.00% 12/25/34	33,794	31,387
Series 2005-9 5A1 5.50% 10/25/20	90,779	90,750
Õ@•Bank of America Funding Series 2006-H
1A2 5.683% 9/20/46	106,923	97,364
•Bank of America Mortgage Securities
Series 2003-D 1A2 5.372% 5/25/33	314	313
Bear Stearns Asset Backed Securities
Trust Series 2005-AC8 A5
5.50% 11/25/35	63,958	55,161
•Citigroup Mortgage Loan Trust Series
2007-AR5 1AB 5.612% 4/25/37	90,676	71,658
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35	77,571	70,493
Series 2004-J7 1A2 4.673% 8/25/34	4,572	4,481
Series 2005-1CB 2A2 5.50% 3/25/35	137,075	131,017
Series 2006-2CB A3 5.50% 3/25/36	57,368	54,711
•♦Countrywide Home Loan Mortgage Pass
Through Trust
Series 2003-21 A1 4.802% 5/25/33	20,907	19,924
Series 2003-46 1A1 4.13% 1/19/34	28,793	28,562
Õ@Series 2006-HYB4 1A2
5.631% 6/20/36	61,658	51,706
Deutsche Alternative A Securities Loan
Trust Series 2003-4XS A6A
4.82% 10/25/33	57,121	53,725
•First Horizon Asset Securities Series
2004-AR5 4A1 5.70% 10/25/34	44,015	41,202
•GMAC Mortgage Loan Trust Series
2005-AR2 4A 5.182% 5/25/35	78,562	73,297
#GSMPS Mortgage Loan Trust 144A
Series 1998-3 A 7.75% 9/19/27	24,566	24,389
Series 2005-RP1 1A3 8.00% 1/25/35	27,733	27,599
Series 2005-RP1 1A4 8.50% 1/25/35	12,349	12,487
GSR Mortgage Home Loan Trust
Series 2004-2F 9A1 6.00% 9/25/19	6,353	6,398
Õ@•Series 2007-AR1 1A2 5.702% 3/25/37	169,760	156,159
•JPMorgan Mortgage Trust
Series 2005-A1 4A1 4.778% 2/25/35	97,620	92,427
Series 2005-A4 1A1 5.398% 7/25/35	119,706	113,698
Series 2005-A6 1A2 5.138% 9/25/35	105,000	96,834
Õ@Series 2007-A1 B1 4.814% 7/25/35	98,841	74,145
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35	53,319	51,212
Series 2006-1 3A3 5.50% 2/25/36	90,341	85,787
•MASTR Adjustable Rate Mortgages Trust
Series 2003-6 1A2 6.70% 12/25/33	13,224	12,938
Õ@Series 2005-1 B1 5.803% 3/25/35	106,350	75,713
Series 2005-6 7A1 5.333% 6/25/35	72,877	68,769
#MASTR Reperforming Loan Trust
Series 2005-1 1A5 144A 8.00% 8/25/34	54,698	55,726
Residential Asset Mortgage Products
Series 2004-SL4 A3 6.50% 7/25/32	26,104	24,783
•Residential Funding Mortgage Security I
Series 2006-SA3 3A1 6.036% 9/25/36	94,350	88,139
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-18 5A 5.50% 12/25/34	38,268	34,270
Õ@•Series 2005-22 4A2 5.375% 12/25/35	20,738	17,904
Õ@•Series 2006-5 5A4 5.528% 6/25/36	42,989	36,676
Structured Asset Securities
Series 2004-5H A2 4.43% 12/25/33	299	298
Series 2004-12H 1A 6.00% 5/25/34	26,380	23,973
♦Washington Mutual Alternative
Mortgage Pass Through Certificates
Series 2006-5 2CB3 6.00% 7/25/36	92,211	88,992
♦Washington Mutual Mortgage Pass
Through Certificates
Series 2003-S10 A2 5.00% 10/25/18	144,043	137,869
•Series 2006-AR10 1A1 5.933% 9/25/36	96,287	90,369
•Series 2006-AR14 1A4 5.647% 11/25/36	89,223	82,347
•Series 2007-HY1 1A1 5.714% 2/25/37	161,486	150,182
•Series 2007-HY3 4A1 5.348% 3/25/37	391,158	364,769
•Wells Fargo Mortgage Backed
Securities Trust
Series 2004-T A1 5.968% 9/25/34	11,013	10,627
Series 2005-AR12 2A10 4.321% 7/25/35	52,091	51,497
Series 2006-AR6 7A1 5.111% 3/25/36	256,084	235,477
Series 2006-AR10 5A1 5.595% 7/25/36	90,019	86,872
Series 2006-AR11 A7 5.515% 8/25/36	98,119	86,293
Series 2006-AR12 1A2 6.025% 9/25/36	65,226	59,298
Series 2006-AR14 2A4 6.085% 10/25/36	74,571	67,663
Total Non-Agency Collateralized
Mortgage Obligations
(cost $3,998,957)		3,691,873

Capital Reserves Series-6

Delaware VIP Capital Reserves Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
«SENIOR SECURED LOANS–0.69%
DIRECTV Holdings Term Tranche
Loan C 5.25% 4/13/13	$125,000	$124,085
Energy Futures Holdings Term Tranche
Loan B2 6.235% 10/10/14	150,000	139,219
Ford Motor Term Tranche Loan B
5.776% 11/29/13	134,658	109,057
Total Senior Secured Loans
(cost $372,093)		372,361

SOVEREIGN DEBT–0.34%
Brazil–0.34%
Republic of Brazil 11.00% 8/17/40	140,000	185,325
Total Sovereign Debt
(cost $185,220)		185,325

SUPRANATIONAL BANKS–0.22%
European Investment Bank
4.25% 7/15/13	115,000	116,817
Total Supranational Banks
(cost $114,708)		116,817

U.S. TREASURY OBLIGATIONS–40.20%
U.S. Treasury Inflation Index Notes
¥*0.625% 4/15/13	1,930,685	1,924,200
¥3.875% 1/15/09	12,376,004	12,776,293
U.S. Treasury Notes
2.875% 6/30/10	4,865,000	4,890,468
*3.375% 6/30/13	2,225,000	2,229,695
Total U.S. Treasury Obligations
(cost $21,784,597)		21,820,656

≠DISCOUNT NOTE–3.36%
Federal Home Loan Bank
2.03% 7/1/08	1,825,103	1,825,103
Total Discount Note
(cost $1,825,103)		1,825,103

Total Value of Securities
Before Securities Lending
Collateral–100.17%
(cost $54,847,660)		54,372,232

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–5.36%
Investment Companies
Mellon GSL DBT II Collateral Fund	2,908,600	2,908,600
Total Securities Lending Collateral
(cost $2,908,600)		2,908,600

TOTAL VALUE OF SECURITIES–105.53% (cost $57,756,260)	57,280,832 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(5.36%)	(2,908,600)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.17%)	(94,045)
NET ASSETS APPLICABLE TO 5,720,421 SHARES OUTSTANDING–100.00%	$54,278,187
NET ASSET VALUE–DELAWARE VIP CAPITAL RESERVES SERIES STANDARD CLASS
($24,238,095 / 2,545,151 Shares)	$9.52
NET ASSET VALUE–DELAWARE VIP CAPITAL RESERVE SERIES SERVICE CLASS
($30,040,092 / 3,175,270 Shares)	$9.46
COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization–no par)	$57,147,126
Undistributed net investment income	68,987
Accumulated net realized loss on investments	(2,519,916)
Unrealized depreciation of investments and foreign currencies	(418,010)
Total net assets	$54,278,187
____________________

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•Variable rate security. The rate shown is the rate as of June 30, 2008.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

Capital Reserves Series-7

Delaware VIP Capital Reserves Series
Statement of Net Assets (continued)

¥	Fully or partially pledged as collateral for financial futures contracts.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2008, the aggregate amount of Rule 144A securities was $1,482,591, which represented 2.73% of the Series’ net assets. See Note 13 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
*	Fully or partially on loan.
**	See Note 12 in “Notes to financial statements.”
©	Includes $3,990,123 of securities loaned.
@	Illiquid security. At June 30, 2008, the aggregate amount of illiquid securities was $1,600,667, which represented 2.95% of the Series’ net assets. See Note 13 in “Notes to financial statements.”
Õ	Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At June 30, 2008, the aggregate amount of the restricted securities was $1,454,805, or 2.68% of the Series’ net assets. See Note 13 in “Notes to financial statements.”

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
FHAVA – Federal Housing Administration & Veterans Administration
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
NIM – Net Interest Margin
PIK– Pay-in-kind
S.F. – Single Family
yr – Year

The following futures contracts, written options, and swap contracts were outstanding at June 30, 2008:

Futures Contracts[1]
				Unrealized
Contracts To Buy	Notional Cost	Notional Value	Expiration Date	Appreciation
15 U.S. Treasury 2 year notes	$3,158,458	$3,168,047	9/30/08	$ 9,589
5 U.S. Treasury 5 year Notes	550,319	552,773	9/30/08	$ 2,454
	$3,708,777			$12,043

Written Options2

					Unrealized
Description	Number of Contracts	Notional Value	Exercise Price	Expiration Date	Appreciation
Written Put Option
U.S. Treasury 10 yr Future	(50)	$ 5,000,000	$111.00	8/22/08	$ 7,696
U.S. Treasury 10 yr Future	(100)	10,000,000	111.50	7/25/08	38,829
		$15,000,000			$46,525

Swap Contracts3
Credit Default Swap Contracts

Swap Counterparty &		Annual Protection		Unrealized
Referenced Obligation	Notional Value	Payments	Termination Date	Depreciation
Protection Purchased:
JPMorgan Chase Bank
iStar Financial 5 yr CDS	$ 90,000	7.28%	6/20/13	$ (545)

The use of futures contracts, written options, and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

____________________

1See Note 9 in “Notes to financial statements.”
2See Note 10 in “Notes to financial statements.”
3See Note 11 in “Notes to financial statements.”

See accompanying notes

Capital Reserves Series-8

Delaware VIP Trust —
Delaware VIP Capital Reserves Series
Statement of Operations
Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Interest	$1,252,980
Securities lending income	19,658
1,272,638

EXPENSES:
Management fees	123,325
Distribution expenses – Service Class	38,717
Accounting and administration expenses	9,866
Dividend disbursing and transfer agent fees and expenses	8,836
Audit and tax	8,337
Pricing fees	6,423
Legal fees	3,595
Custodian fees	3,273
Reports and statements to shareholders	3,175
Trustees’ fees	1,223
Insurance fees	737
Registration fees	648
Consulting fees	247
Trustees’ expenses	71
Taxes (other than taxes on income)	69
Dues and services	63
208,605
Less expenses absorbed or waived	(10,880)
Less waiver of distribution expenses – Service Class	(6,453)
Less expense paid indirectly	(597)
Total operating expenses	190,675

NET INVESTMENT INCOME	1,081,963

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(367,251)
Futures contracts	(71,658)
Written options	(49,249)
Swap contracts	181,147
Net realized loss	(307,011)
Net change in unrealized appreciation/depreciation
of investments	(469,115)

NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS	(776,126)

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$305,837

See accompanying notes

Delaware VIP Trust —
Delaware VIP Capital Reserves Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/08	Ended
	(Unaudited)	12/31/07
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$1,081,963	$1,182,128
Net realized gain (loss) on investments
and foreign currencies	(307,011)	298,364
Net change in unrealized appreciation/
depreciation of investments and
foreign currencies	(469,115)	62,473
Net increase in net assets resulting
from operations	305,837	1,542,965

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(589,095)	(1,047,814)
Service Class	(620,676)	(652,548)
	(1,209,771)	(1,700,362)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	8,674,527	7,597,552
Service Class	25,414,125	15,714,176
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	582,137	1,047,814
Service Class	604,121	643,794
	35,274,910	25,003,336
Cost of shares repurchased:
Standard Class	(5,509,044)	(10,287,285)
Service Class	(14,725,413)	(8,748,585)
	(20,234,457)	(19,035,870)
Increase in net assets derived from
capital share transactions	15,040,453	5,967,466

NET INCREASE IN NET ASSETS	14,136,519	5,810,069

NET ASSETS:
Beginning of period	40,141,668	34,331,599
End of period (including undistributed
net investment income of $68,987
and $37,013, respectively)	$54,278,187	$40,141,668

See accompanying notes

Capital Reserves Series-9

Delaware VIP Trust — Delaware VIP Capital Reserves Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Capital Reserves Series Standard Class
	Six Months
	Ended
	6/30/08[1]	Year Ended
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Net asset value, beginning of period	$ 9.670	$ 9.710	$ 9.710	$ 9.940	$ 10.020	$ 9.970

Income (loss) from investment operations:
Net investment income[2]	0.216	0.324	0.396	0.355	0.356	0.329
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.129)	0.099	0.038	(0.180)	0.004	0.125
Total from investment operations	0.087	0.423	0.434	0.175	0.360	0.454

Less dividends and distributions from:
Net investment income	(0.237)	(0.463)	(0.434)	(0.405)	(0.440)	(0.404)
Total dividends and distributions	(0.237)	(0.463)	(0.434)	(0.405)	(0.440)	(0.404)

Net asset value, end of period	$ 9.520	$ 9.670	$ 9.710	$ 9.710	$ 9.940	$10.020

Total return[3]	0.91%	4.46%	4.57%	1.79%	3.66%	4.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$24,238	$20,880	$22,626	$23,895	$25,955	$34,077
Ratio of expenses to average net assets	0.64%	0.68%	0.71%	0.71%	0.62%	0.63%
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly	0.69%	0.68%	0.71%	0.71%	0.62%	0.63%
Ratio of net investment income to average net assets	4.52%	3.36%	4.10%	3.61%	3.57%	3.36%
Ratio of net investment income to average net assets prior
to expense limitation and expenses paid indirectly	4.47%	3.36%	4.10%	3.61%	3.57%	3.36%
Portfolio turnover	281%	170%	318%	259%	252%	438%
____________________

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Capital Reserves Series-10

Delaware VIP Capital Reserves Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Capital Reserves Series Standard Class
	Six Months
	Ended
	6/30/08[1]	Year Ended
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Net asset value, beginning of period	$ 9.610	$ 9.650	$ 9.650	$ 9.900	$10.000	$ 9.970

Income (loss) from investment operations:
Net investment income[2]	0.204	0.300	0.372	0.331	0.333	0.308
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.128)	0.099	0.037	(0.200)	(0.017)	0.105
Total from investment operations	0.076	0.399	0.409	0.131	0.316	0.413

Less dividends and distributions from:
Net investment income	(0.226)	(0.439)	(0.409)	(0.381)	(0.416)	(0.383)
Total dividends and distributions	(0.226)	(0.439)	(0.409)	(0.381)	(0.416)	(0.383)

Net asset value, end of period	$ 9.460	$ 9.610	$ 9.650	$ 9.650	$ 9.900	$10.000

Total return[3]	0.79%	4.23%	4.34%	1.35%	3.23%	4.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$30,040	$19,262	$11,706	$4,493	$ 7	$ 6
Ratio of expenses to average net assets	0.89%	0.93%	0.96%	0.96%	0.87%	0.85%
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly	0.99%	0.98%	1.01%	1.01%	0.92%	0.88%
Ratio of net investment income to average net assets	4.27%	3.11%	3.85%	3.36%	3.32%	3.14%
Ratio of net investment income to average net assets prior
to expense limitation and expenses paid indirectly	4.17%	3.06%	3.78%	3.31%	3.27%	3.11%
Portfolio turnover	281%	170%	318%	259%	252%	438%
____________________

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager and distributor, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Capital Reserves Series-11

Delaware VIP Trust — Delaware VIP Capital Reserves Series
Notes to Financial Statements
June 30, 2008 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 14 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Capital Reserves Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek a high, stable level of current income while attempting to minimize fluctuations in principal and provide maximum liquidity.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation—U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes—The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting—Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2008, the Series held no investments in repurchase agreements.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

Capital Reserves Series-12

Delaware VIP Capital Reserves Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Effective May 1, 2008, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) do not exceed 0.62% of average daily net assets of the Series through April 30, 2009. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Series’ Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Series.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended June 30, 2008, the Series was charged $1,233 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2009 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2008, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fees Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$11,035	$4,034	$5,974	$1,871
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2008, the Series was charged $1,733 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2008, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$6,761,464
Purchases of U.S. government securities	45,413,660
Sales other than U.S. government securities	16,584,076
Sales of U.S. government securities	33,567,207

Capital Reserves Series-13

Delaware VIP Capital Reserves Series
Notes to Financial Statements (continued)

3. Investments (continued)
At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Depreciation
$57,828,993	$174,968	$(723,129)	$(548,161)

Effective January 1, 2008, the Series adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

Level	Securities	Derivatives
Level 1	$24,729,256	$–
Level 2	31,527,330	58,023
Level 3	1,024,246	–
Total	$57,280,832	$58,023

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 3/31/08	$402,402
Net change in unrealized
appreciation/depreciation	1,244
Net purchases, sales, and settlements	685,591
Net transfers in and/or out of Level 3	(64,991)
Balance as of 6/30/08	$1,024,246

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/08	$2,519

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during six months ended June 30, 2008 and the year ended December 31, 2007 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/08*	12/31/07
Ordinary income	$1,209,771	$1,700,362
____________________

*Tax information for the six months ended June 30, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

Capital Reserves Series-14

Delaware VIP Capital Reserves Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$57,147,126
Undistributed ordinary income	64,947
Capital loss carryforwards as of 12/31/07	(1,917,527)
Realized losses 1/1/08 – 6/30/08	(450,596)
Other temporary differences	(17,602)
Unrealized depreciation of investments
and swap contracts	(548,161)
Net assets	$54,278,187

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of options, mark-to-market of futures contracts, straddles, tax treatment of CDS contracts, market discount and premium on debt instruments and contingent payment debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of CDS contracts, paydown gains (losses) on mortgage- and asset-backed securities and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2008, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Gain (Loss)
$159,782	$(159,782)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2007 will expire as follows: $1,132,035 expires in 2008; $82,894 expires in 2010; $226,584 expires in 2013; and $238,048 expires in 2014 and $237,966 expires in 2015.

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/08	12/31/07
Shares sold:
Standard Class	895,972	784,695
Service Class	2,646,099	1,634,844

Shares issued upon reinvestment of dividends
and distributions:
Standard Class	60,529	108,370
Service Class	63,291	66,936
	3,665,891	2,594,845
Shares repurchased:
Standard Class	(571,306)	(1,063,367)
Service Class	(1,539,442)	(909,573)
	(2,110,748)	(1,972,940)
Net increase	1,555,143	621,905

Capital Reserves Series-15

Delaware VIP Capital Reserves Series
Notes to Financial Statements (continued)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2008, or at any time during the period then ended.

8. Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no foreign currency exchange contracts outstanding at June 30, 2008.

9. Futures Contracts
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts includes potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

10. Written Options
During the six months ended June 30, 2008, the Series entered into options contracts in accordance with its investment objectives. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the six months ended June 30, 2008 for the Series were as follows:

	Number of
	contracts	Premiums
Options outstanding at December 31, 2007	25	$ 12,038
Options written	355	241,620
Options terminated in closing purchase transactions	(230)	(169,633)
Options outstanding at June 30, 2008	150	$ 84,025

11. Swap Contracts
The Series may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Series may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Series on favorable terms. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Capital Reserves Series-16

Delaware VIP Capital Reserves Series
Notes to Financial Statements (continued)

11. Swap Contracts (continued)
Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the six months ended June 30, 2008, the Series entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the six months ended June 30, 2008, the Series did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Series had invested in the referenced obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Series enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown above.

12. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirement. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records securities lending income net of allocations to the security lending agent and the borrower.

At June 30, 2008, the value of the securities on loan was $3,990,123, for which the Series received collateral, comprised of non-cash collateral valued at $1,151,169, and cash collateral of $2,908,600. Investments purchased with cash collateral are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

13. Credit and Market Risk
The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Capital Reserves Series-17

Delaware VIP Capital Reserves Series
Notes to Financial Statements (continued)

13. Credit and Market Risk (continued)
The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

14. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments® Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

Capital Reserves Series-18

Delaware VIP Trust — Delaware VIP Capital Reserves Series
Other Series Information

Board Consideration of Delaware VIP Capital Reserves Series Investment Advisory Agreement

At a meeting held on May 20-22, 2008 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees (the “Independent Trustees”), approved the renewal of the Investment Advisory Agreement for the Delaware VIP Capital Reserves Series (the “Series”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed in February 2008 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed the Lipper reports with counsel to the Independent Trustees (“Counsel”) at the February 2008 Board meeting and discussed such reports further with Counsel earlier in the Annual Meeting. The Board requested and received certain information regarding Management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to invest fully in accordance with Series policies.

In considering information relating to the approval of the Series’ advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent counsel. Although the Trustees gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board in its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service as well as Delaware Investments’ expenditures to improve the delivery of shareholder services. During 2007, Management commenced the outsourcing of certain investment accounting functions that are expected to further improve the quality and the cost of delivering investment accounting services to the Series. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest, ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three-, five- and ten-year periods ended December 31, 2007. The Board’s objective is that the performance of each Series for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all short-intermediate investment-grade debt funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one- and three-year periods was in the third quartile of its Performance Universe. The report further showed that the Series’ total return for the five- and ten-year periods was in the first quartile. The Board noted that the Series’ performance results were mixed but on an overall basis tended toward median, which was acceptable.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of October 31, 2007 and the most recent fiscal year end for comparative funds as of August 31, 2007 or earlier. For any fund with a fiscal year end after August 31, 2007, such fund’s expense data were measured as of its fiscal year end for 2006. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of the Series and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Series’ total expense ratio to and amount competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

Capital Reserves Series-19

Delaware VIP Capital Reserves Series
Other Series Information (continued)

The expense comparisons for the Series showed that the actual management fee was in the quartile with the second lowest expenses of its Expense Group and total expenses were in the quartile with the highest expenses of its Expense Group. The Board gave favorable consideration to the Series’ management fee, but noted that the Series’ total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place through April 2009 and recent initiatives implemented by Management, such as the outsourcing of certain transfer agency and investment accounting services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Series’ total expense ratio and bring it in line with the Board’s objective.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the level of management fees was reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

PO13178 SA-VIPCAP [6/08] DG3 8/08 (3381)	Capital Reserves Series-20

Delaware VIP Trust
Delaware VIP Cash Reserve Series

Semiannual Report

June 30, 2008

Delaware VIP Trust — Delaware VIP Cash Reserve Series
Disclosure of Series Expenses
For the Period January 1, 2008 to June 30, 2008

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratios	6/30/08*
Actual Series Return
Standard Class	$1,000.00	$1,013.40	0.68%	$3.40
Service Class	1,000.00	1,017.50	0.93%	4.67
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.48	0.68%	$3.42
Service Class	1,000.00	1,020.24	0.93%	4.67

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Cash Reserve Series-1

Delaware VIP Trust — Delaware VIP Cash Reserve Series
Sector Allocation
As of June 30, 2008

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may also represent the investment manager’s internal sector classifications, which may result in the sector designations for one Series being different than another Series’ sector designations.

Percentage
Sector	of Net Assets
Certificates of Deposit	5.85%
Discounted Commercial Paper	83.97%
Banks	30.42%
Colleges and Universities	8.77%
Financial Services	24.09%
Industrial	20.69%
Floating Rate Notes	10.24%
Total Value of Securities	100.06%
Liabilities Net of Receivables and Other Assets	(0.06% )
Total Net Assets	100.00%

Cash Reserve Series-2

Delaware VIP Trust — Delaware VIP Cash Reserve Series
Statement of Net Assets
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
CERTIFICATES OF DEPOSIT–5.85%
Rabobank Nederland 2.54% 7/14/08	$500,000	$500,007
Toronto Dominion Bank 2.75% 10/29/08	500,000	500,000
Total Certificates of Deposit
(cost $1,000,007)		1,000,007

≠DISCOUNTED COMMERCIAL PAPER–83.97%
Banks–30.42%
≥Australian & New Zealand
Banking Group 144A 2.441% 7/7/08	250,000	249,898
Bank of America 2.566% 8/5/08	500,000	498,756
BNP Paribas Finance 2.647% 8/4/08	500,000	498,753
Dexia 2.691% 7/8/08	500,000	499,739
Fortis Banque 2.668% 8/13/08	500,000	498,411
ING Funding 2.507% 8/8/08	250,000	249,340
Intesa Funding 2.515% 7/28/08	250,000	249,529
JPMorgan Chase Class B 3.754% 7/10/08	318,000	317,702
KFW 2.304% 7/25/08	500,000	499,233
Lloyds TSB Bank 2.49% 7/1/08	390,000	390,000
National Australian Funding
2.558% 8/12/08	500,000	498,513
Royal Bank of Scotland Group
3.65% 7/17/08	250,000	249,594
Westpac Securities 2.682% 7/9/08	500,000	499,703
		5,199,171
Colleges and Universities–8.77%
Leland Stanford Junior University
2.182% 7/18/08	500,000	499,485
Massachusetts College of Pharmacy
2.652% 7/9/08	500,000	499,706
Yale University 2.192% 7/15/08	500,000	499,574
		1,498,765
Financial Services–24.09%
ANZ National International 2.56% 7/3/08	250,000	249,964
CBA Finance
2.567% 8/6/08	550,000	548,592
2.761% 8/21/08	250,000	249,026
Danske 2.549% 8/22/08	500,000	498,166
International Lease Finance 2.65% 7/1/08	500,000	500,000
Natixis 2.52% 7/2/08	575,000	574,960
Nordea North America
2.395% 8/4/08	250,000	249,436
2.689% 7/11/08	250,000	249,809
Societe Generale North America
2.907% 8/1/08	500,000	498,751
Wells Fargo Bank 2.36% 8/12/08	500,000	500,000
		4,118,704
Industrial–20.69%
Archer Daniels 2.303% 7/21/08	250,000	249,681
AstraZeneca 2.986% 7/25/08	565,000	563,877
BP Capital Markets 2.56% 7/1/08	500,000	500,000
Cargill 2.55% 7/1/08	500,000	500,000
Danaher 2.151% 7/8/08	500,000	499,791
Genentech 2.203% 7/25/08	500,000	499,267
Medtronic 2.301% 7/10/08	475,000	474,727
Novartis Finance 2.356% 8/7/08	250,000	249,396
		3,536,739
Total Discounted Commercial Paper
(cost $14,353,379)		14,353,379

•FLOATING RATE NOTES–10.24%
American Express Bank 2.731% 9/18/08	500,000	500,000
≥DnB NOR Bank 144A 2.493% 11/24/08	750,000	750,000
≥Goldman Sachs Group 144A 2.92% 2/24/09	500,000	500,000
Total Floating Rate Notes
(cost $1,750,000)		1,750,000

Cash Reserve Series-3

Delaware VIP Cash Reserve Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–100.06% (cost $17,103,386)©	$17,103,386
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(10,175)
NET ASSETS APPLICABLE TO 17,092,619 SHARES OUTSTANDING–100.00%	$17,093,211
NET ASSET VALUE–DELAWARE VIP CASH RESERVE SERIES STANDARD CLASS ($17,092,188 / 17,091,596 Shares)	$1.00
NET ASSET VALUE–DELAWARE VIP CASH RESERVE SERIES SERVICE CLASS ($1,023 /1,023 Shares)	$1.00
COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization–no par)	$17,145,698
Undistributed ordinary income	344
Accumulated net realized loss on investments	(52,831)
Total net assets	$17,093,211
____________________

≠	The rate shown is the effective yield at the time of purchase.
≥

Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At June 30, 2008, the aggregate amount of these securities equaled $1,499,898, which represented 8.77% of the Series’ net assets. See Note 5 in “Notes to financial statements.”

•	Variable rate security. The rate shown is the rate as of June 30, 2008.
©	Also the cost for federal income tax purposes.

See accompanying notes

Cash Reserve Series-4

Delaware VIP Trust —
Delaware VIP Cash Reserve Series
Statement of Operations
Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Interest	$326,483

EXPENSES:
Management fees	43,271
Audit and tax	5,931
Dividend disbursing and transfer agent fees and expenses	5,844
Accounting and administration expenses	3,846
Custodian fees	2,532
Pricing fees	1,458
Legal fees	1,190
Trustees’ fees	491
Reports and statements to shareholders	349
Insurance fees	289
Consulting fees	133
Dues and services	36
Taxes (other than taxes from income)	29
Trustees’ expenses	27
Registration fees	19
Distribution expenses – Service Class	3
65,448
Less expense paid indirectly	(140)
Total operating expenses	65,308

NET INVESTMENT INCOME	261,175

NET REALIZED GAIN ON INVESTMENTS	33

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$261,208

See accompanying notes

Delaware VIP Trust —
Delaware VIP Cash Reserve Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/08	Ended
	(Unaudited)	12/31/07
INCREASE IN NET ASSETS
FROM OPERATIONS:
Net investment income	$261,175	$997,620
Net realized gain on investments	33	432
Net increase in net assets resulting
from operations	261,208	998,052

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(260,799)	(997,674)
Service Class	(32)	(264)
	(260,831)	(997,938)

CAPITAL SHARE TRANSACTIONS
(at $1.00 per share):
Proceeds from shares sold:
Standard Class	2,124,955	12,277,446
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	260,799	992,220
Service Class	32	262
	2,385,786	13,269,928
Cost of shares repurchased:
Standard Class	(5,719,582)	(13,815,398)
Service Class	(5,159)	–
	(5,724,741)	(13,815,398)
Decrease in net assets derived from
capital share transactions	(3,338,955)	(545,470)

NET DECREASE IN NET ASSETS	(3,338,578)	(545,356)

NET ASSETS:
Beginning of period	20,431,789	20,977,145
End of period (including undistributed
net investment income of $344
and $0, respectively)	$17,093,211	$20,431,789

See accompanying notes

Cash Reserve Series-5

Delaware VIP Trust — Delaware VIP Cash Reserve Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Cash Reserve Series Standard Class
	Six months
	Ended
	6/30/08[1]			Year Ended
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04[2]	12/31/03
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Income from investment operations:
Net investment income	0.013	0.047	0.044	0.027	0.009	0.006
Total from investment operations	0.013	0.047	0.044	0.027	0.009	0.006

Less dividends and distributions from:
Net investment income	(0.013)	(0.047)	(0.044)	(0.027)	(0.009)	(0.006)
Total dividends and distributions	(0.013)	(0.047)	(0.044)	(0.027)	(0.009)	(0.006)

Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total return[3]	1.34%	4.76%	4.49%	2.69%	0.87%	0.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 17,092	$ 20,426	$ 20,971	$ 23,430	$ 29,831	$ 42,748
Ratio of expenses to average net assets	0.68%	0.64%	0.67%	0.61%	0.55%	0.58%
Ratio of net investment income to average net assets	2.72%	4.66%	4.39%	2.62%	0.82%	0.60%
____________________

[1]Ratios have been annualized and total return has not been annualized.

2On June 10, 2004, DMC voluntarily made a capital contribution of $0.001 per share to the Series in order to eliminate the potential deviation in the Series’ net asset value of $1.00 per share caused by accumulated net realized losses. This contribution had no impact on the Series’ total return.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

Cash Reserve Series-6

Delaware VIP Cash Reserve Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Cash Reserve Series Service Class
	Six months
	Ended
	6/30/08[1]			Year Ended
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04[2]	12/31/03
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Income from investment operations:
Net investment income	0.017	0.044	0.041	0.024	0.006	0.004
Total from investment operations	0.017	0.044	0.041	0.024	0.006	0.004

Less dividends and distributions from:
Net investment income	(0.017)	(0.044)	(0.041)	(0.024)	(0.006)	(0.004)
Total dividends and distributions	(0.017)	(0.044)	(0.041)	(0.024)	(0.006)	(0.004)

Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total return[3]	1.75%	4.50%	4.23%	2.43%	0.60%	0.40%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 1	$ 6	$ 6	$ 6	$ 5	$ 5
Ratio of expenses to average net assets	0.93%	0.89%	0.92%	0.86%	0.80%	0.80%
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly	0.98%	0.94%	0.97%	0.91%	0.85%	0.83%
Ratio of net investment income to average net assets	2.47%	4.41%	4.14%	2.37%	0.57%	0.38%
Ratio of net investment income to average net assets prior
to expense limitation and expenses paid indirectly	2.42%	4.36%	4.09%	2.32%	0.52%	0.35%
____________________

[1]Ratios have been annualized and total return has not been annualized.

2On June 10, 2004, DMC voluntarily made a capital contribution of $0.001 per share to the Series in order to eliminate the potential deviation in the Series’ net asset value of $1.00 per share caused by accumulated net realized losses. This contribution had no impact on the Series’ total return.

[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Cash Reserve Series-7

Delaware VIP Trust — Delaware VIP Cash Reserve Series
Notes to Financial Statements
June 30, 2008 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 14 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Cash Reserve Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek to provide maximum current income, while preserving principal and maintaining liquidity, by investing its assets in a diversified portfolio of money market securities and managing the portfolio to maintain a constant net asset value of $1 per share.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation—Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes—The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting—Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2008, the Series held no investments in repurchase agreements.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities.

The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Series, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended June 30, 2008, the Series was charged $481 for these services.

Cash Reserve Series-8

Delaware VIP Cash Reserve Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)
DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2009 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2008, the Series had liabilities payable to affiliates as follows:

Dividend Disbursing,
	Transfer Agent, and Fund		Other
Investment	Accounting		Expenses
Management	Oversight Fees	Distribution	Payable
Fee Payable to	and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$6,378	$2,571	$–	$804
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2008, the Series was charged $655 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
Effective January 1, 2008, the Series adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

Level	Securities
Level 1	$ –
Level 2	17,103,386
Level 3	–
Total	$17,103,386

Cash Reserve Series-9

Delaware VIP Cash Reserve Series
Notes to Financial Statements (continued)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2008 and the year ended December 31, 2007 was as follows:

	Six months	Year
	Ended	Ended
	6/30/08*	12/31/07
Ordinary income	$260,831	$997,938
____________________

*Tax information for the six months ended June 30, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$17,145,698
Undistributed ordinary income	344
Capital loss carryforwards as of 12/31/07	(52,864)
Realized gains 1/1/08 – 6/30/08	33
Net assets	$17,093,211

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards of $52,864 remaining at December 31, 2007 will expire in 2010.

6. Credit and Market Risk
An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended (Act), and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. The Series may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2008, no securities have been determined to be illiquid under the Series’ Liquidity Procedures. Section 4(2) and/or Rule 144A securities have been identified on the Statement of Net Assets.

7. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

Cash Reserve Series-10

Delaware VIP Trust — Delaware VIP Cash Reserve Series

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments® Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

Other Series Information

Board Consideration of Delaware VIP Cash Reserve Series Investment Advisory Agreement

At a meeting held on May 20-22, 2008 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees (the “Independent Trustees”), approved the renewal of the Investment Advisory Agreement for the Delaware VIP Cash Reserve Series (the “Series”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed in February 2008 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed the Lipper reports with counsel to the Independent Trustees (“Counsel”) at the February 2008 Board meeting and discussed such reports further with Counsel earlier in the Annual Meeting. The Board requested and received certain information regarding Management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to invest fully in accordance with Series policies.

In considering information relating to the approval of the Series’ advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent counsel. Although the Trustees gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board in its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service as well as Delaware Investments’ expenditures to improve the delivery of shareholder services. During 2007, Management commenced the outsourcing of certain investment accounting functions that are expected to further improve the quality and the cost of delivering investment accounting services to the Series. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest, ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile;

Cash Reserve Series-11

Delaware VIP Trust — Delaware VIP Cash Reserve Series
Other Series Information (continued)

the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three-, five- and ten-year periods ended December 31, 2007. The Board’s objective is that the performance of each Series for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all money market funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one-, three-, five- and ten-year periods was in the third quartile of its Performance Universe. The Board noted that the Series’ performance results were not in line with the Board’s objective. In evaluating the Series’ performance, the Board considered interest rate sensitivity inherent in money market funds and historical fee waivers. The Board was satisfied that Management was taking action to improve Series performance and meet the Board’s performance objective.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of October 31, 2007 and the most recent fiscal year end for comparative funds as of August 31, 2007 or earlier. For any fund with a fiscal year end after August 31, 2007, such fund’s expense data were measured as of its fiscal year end for 2006. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of the Series and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Series’ total expense ratio to and amount competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that the actual management fee was in the quartile with the second highest expenses of its Expense Group and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the total expenses of the Series in comparison to its Expense Group.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the level of management fees was reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

PO13178 SA-VIPCAS [6/08] DG3 8/08 (3381)	Cash Reserve Series-12

Delaware VIP Trust
Delaware VIP Diversified Income Series

Semiannual Report

June 30, 2008

Delaware VIP Trust — Delaware VIP Diversified Income Series
Disclosure of Series Expenses
For the Period January 1, 2008 to June 30, 2008

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratios	6/30/08*
Actual Series Return
Standard Class	$1,000.00	$1,007.20	0.73%	$3.64
Service Class	1,000.00	1,004.80	0.98%	4.88
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.23	0.73%	$3.67
Service Class	1,000.00	1,019.99	0.98%	4.92

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Diversified Income Series-1

Delaware VIP Trust — Delaware VIP Diversified Income Series
Sector Allocation and Credit Quality Breakdown
As of June 30, 2008

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may also represent the investment manager’s internal sector classifications, which may result in the sector designations for one Series being different than another Series’ sector designations.

	Percentage
Sector	of Net Assets
Agency Asset-Backed Securities	0.03%
Agency Collateralized Mortgage Obligations	4.05%
Agency Mortgage-Backed Securities	14.31%
Agency Obligations	6.05%
Commercial Mortgage-Backed Securities	2.82%
Convertible Bonds	0.36%
Corporate Bonds	33.55%
Banking	3.01%
Basic Industry	2.82%
Brokerage	1.42%
Capital Goods	1.63%
Communications	6.14%
Consumer Cyclical	3.29%
Consumer Non-Cyclical	3.91%
Electric	2.48%
Energy	2.98%
Finance Companies	1.48%
Industrials	0.10%
Insurance	1.47%
Natural Gas	0.64%
Real Estate	0.50%
Technology	0.91%
Transportation	0.77%
Foreign Agencies	1.19%
Municipal Bonds	1.20%
Non-Agency Asset-Backed Securities	5.96%
Non-Agency Collateralized Mortgage Obligations	6.01%
Regional Agencies	0.62%
Regional Authorities	0.34%
Senior Secured Loans	2.46%
Sovereign Agency	0.09%
Sovereign Debt	13.04%
Supranational Banks	2.57%
U.S. Treasury Obligations	2.33%
Common Stock	0.01%
Convertible Preferred Stock	0.08%
Preferred Stock	0.40%
Warrant	0.00%
Discount Note	4.38%
Securities Lending Collateral	9.77%
Total Value of Securities	111.62%
Obligation to Return Securities Lending Collateral	(9.77%	)
Liabilities Net of Receivables and Other Assets	(1.85%	)
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	51.22%
AA	6.95%
A	10.27%
BBB	11.98%
BB	8.40%
B	9.80%
CCC	1.29%
Not Rated	0.09%
Total	100.00%

Diversified Income Series-2

Delaware VIP Trust — Delaware VIP Diversified Income Series
Statement of Net Assets
June 30, 2008 (Unaudited)

	Principal		Value
	Amount°		(U.S. $)
AGENCY ASSET-BACKED
SECURITIES–0.03%
•Fannie Mae Grantor Trust
Series 2003-T4 2A5
5.407% 9/26/33	USD	387,039	$340,515
•Fannie Mae Whole Loan
Series 2002-W11 AV1
2.823% 11/25/32		9,689	9,098
Total Agency Asset-Backed Securities
(cost $395,034)			349,613

AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS–4.05%
Fannie Mae
Series 1996-46 ZA
7.50% 11/25/26		139,584	146,936
Series 2001-50 BA
7.00% 10/25/41		136,891	144,354
Series 2002-90 A1
6.50% 6/25/42		16,042	16,712
Series 2002-90 A2
6.50% 11/25/42		57,690	59,918
Series 2003-106 WE
4.50% 11/25/22		5,100,000	4,934,167
Series 2003-122 AJ
4.50% 2/25/28		181,378	180,165
Series 2005-67 EY
5.50% 8/25/25		1,925,000	1,844,441
Series 2005-110 MB
5.50% 9/25/35		688,862	702,366
*Series 2006-39 PE
5.50% 10/25/32		4,637,000	4,693,489
Series 2006-M2 A2F
5.259% 5/25/20		20,000	19,331
Fannie Mae Grantor Trust
Series 1999-T2 A1
7.50% 1/19/39		1,425	1,507
Series 2001-T8 A2
9.50% 7/25/41		12,857	14,059
Series 2002-T4 A3
7.50% 12/25/41		27,777	29,569
Series 2004-T1 1A2
6.50% 1/25/44		31,345	32,674
Fannie Mae Whole Loan
Series 2002-W6 2A1
7.00% 6/25/42		49,368	51,029
Series 2004-W9 2A1
6.50% 2/25/44		8,659	9,050
Series 2004-W11 1A2
6.50% 5/25/44		90,163	95,137
Freddie Mac
Series 1730 Z 7.00% 5/15/24		128,967	137,879
Series 2326 ZQ 6.50% 6/15/31		198,257	211,314
Series 2541 JB 5.00% 2/15/16		178,760	180,859
Series 2552 KB 4.25% 6/15/27		83,184	83,288
Series 2557 WE 5.00% 1/15/18		1,420,000	1,414,636
Series 2622 PE 4.50% 5/15/18		3,565,000	3,459,274
Series 2662 MA 4.50% 10/15/31		408,927	408,966
Series 2694 QG 4.50% 1/15/29		1,020,000	1,016,246
Series 2762 LG 5.00% 9/15/32		3,950,000	3,874,521
Series 2809 DC 4.50% 6/15/19		1,000,000	963,151
Series 2872 GC 5.00% 11/15/29		625,000	627,244
Series 2890 PC 5.00% 7/15/30		1,575,000	1,578,933
Series 2915 KP 5.00% 11/15/29		705,000	708,136
Series 3005 ED 5.00% 7/15/25		1,268,000	1,224,727
Series 3022 MB 5.00% 12/15/28		165,000	167,072
Series 3063 PC 5.00% 2/15/29		1,940,000	1,966,471
Series 3113 QA 5.00% 11/15/25		1,738,100	1,759,413
*Series 3128 BC 5.00% 10/15/27		3,950,000	3,988,878
Series 3131 MC 5.50% 4/15/33		930,000	941,722
Series 3154 PJ 5.50% 3/15/27		1,542,704	1,572,706
Series 3173 PE 6.00% 4/15/35		2,610,000	2,676,459
Series 3337 PB 5.50% 7/15/30		1,015,000	1,027,402
Series 3344 ME 5.50% 7/15/37		1,650,000	1,592,338
♦Freddie Mac Structured Pass
Through Securities
Series T-54 2A 6.50% 2/25/43		27,687	28,414
Series T-58 2A 6.50% 9/25/43		11,697	12,250
GNMA Series 1994-7 PL
6.50% 9/16/23		95,347	95,409
Total Agency Collateralized
Mortgage Obligations
(cost $44,677,909)			44,692,612

AGENCY MORTGAGE-BACKED
SECURITIES–14.31%
Fannie Mae
5.50% 1/1/13		144,811	145,346
6.205% 5/1/09		20,578	20,528
6.50% 8/1/17		52,409	54,520
•Fannie Mae ARM
5.051% 8/1/35		495,761	493,407
5.129% 11/1/35		985,354	994,795
5.226% 3/1/38		2,865,618	2,893,089
5.244% 3/1/38		2,343,342	2,367,389
5.394% 4/1/36		1,337,482	1,358,208
5.556% 6/1/37		27,285	27,664
5.779% 8/1/37		1,453,315	1,473,659
7.045% 10/1/33		55,829	56,536
Fannie Mae Relocation 15 yr
4.00% 9/1/20		966,146	905,625

Diversified Income Series-3

Delaware VIP Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
AGENCY MORTGAGE-BACKED
SECURITIES (continued)
Fannie Mae Relocation 30 yr
5.00% 11/1/33	USD	45,939	$44,493
5.00% 8/1/34		60,204	58,239
5.00% 11/1/34		74,924	72,479
5.00% 4/1/35		210,540	203,493
5.00% 10/1/35		368,247	355,921
5.00% 1/1/36		511,162	494,051
Fannie Mae S.F. 15 yr
4.50% 6/1/23		4,989,501	4,826,407
5.00% 5/1/21		881,643	878,328
5.50% 11/1/22		2,605,009	2,625,594
5.50% 4/1/23		4,294,995	4,328,505
6.00% 12/1/22		6,540,001	6,712,493
Fannie Mae S.F. 15 yr TBA
5.00% 7/1/23		5,385,000	5,324,419
Fannie Mae S.F. 30 yr
5.50% 3/1/29		2,978	2,957
5.50% 4/1/29		3,014	2,994
*5.50% 12/1/34		2,482,562	2,456,913
5.50% 9/1/36		1,778,317	1,759,943
*5.50% 7/1/37		12,384,014	12,222,470
5.50% 12/1/37		8,124,692	8,018,710
*6.00% 7/1/37		2,864,148	2,893,020
6.00% 12/1/37		8,227,195	8,310,130
6.00% 3/1/38		1,500,406	1,515,380
6.00% 4/1/38		1,964,411	1,984,017
*6.50% 9/1/36		541,140	557,871
*6.50% 11/1/36		4,001,411	4,125,126
6.50% 2/1/37		1,538,890	1,586,469
6.50% 8/1/37		2,052,880	2,115,914
6.50% 10/1/37		2,659,480	2,741,141
6.50% 11/1/37		2,513,167	2,590,335
7.50% 3/1/32		1,028	1,104
7.50% 4/1/32		3,363	3,614
Fannie Mae S.F. 30 yr TBA
5.50% 7/1/38		13,210,000	13,020,106
•Freddie Mac ARM
5.512% 8/1/36		1,839,386	1,872,774
5.675% 7/1/36		584,719	596,415
5.714% 4/1/37		2,283,828	2,322,484
5.754% 9/1/37		3,251,794	3,288,221
5.824% 10/1/36		2,502,402	2,537,097
5.947% 6/1/37		1,863,213	1,894,214
5.973% 8/1/37		29,091	29,159
6.118% 10/1/37		49,122	50,112
*6.34% 2/1/37		1,667,005	1,692,997
6.404% 12/1/33		186,013	188,551
6.937% 4/1/34		7,223	7,272
Freddie Mac Relocation 30 yr
5.00% 9/1/33		97,306	94,195
Freddie Mac S.F. 15 yr
4.50% 5/1/20		2,104,701	2,052,347
5.00% 6/1/18		688,894	687,416
Freddie Mac S.F. 30 yr
4.50% 10/1/35		1,652,839	1,534,590
6.00% 6/1/37		707,035	715,197
Freddie Mac S.F. 30 yr TBA
5.00% 7/1/38		32,575,000	31,210,923
5.50% 7/1/38		1,800,000	1,773,281
GNMA I S.F. 30 yr
7.00% 12/15/34		555,854	593,033
GNMA S.F. 30 yr TBA
5.50% 7/1/38		1,115,000	1,109,425
6.00% 7/1/38		1,115,000	1,131,725
Total Agency Mortgage-Backed
Securities (cost $157,814,681)			158,004,830

AGENCY OBLIGATIONS–6.05%
Fannie Mae
*3.25% 4/9/13		4,860,000	4,681,734
*3.625% 2/12/13		2,800,000	2,747,058
¥*4.375% 3/15/13		5,735,000	5,802,185
¥*4.625% 10/15/13		2,590,000	2,643,305
*4.75% 11/19/12		7,330,000	7,547,414
*4.875% 5/18/12		2,110,000	2,183,449
*5.00% 2/16/12		1,180,000	1,224,917
6.25% 2/1/11		2,815,000	2,953,411
*Federal Farm Credit Bank
5.125% 8/25/16		615,000	635,679
*Federal Home Loan Bank System
5.50% 8/13/14		1,460,000	1,553,047
^Financing Corporation
Interest Strip
CPN 4.782% 4/6/12		645,000	566,949
CPN 4.797% 5/2/12		125,000	109,758
CPN 4.901% 10/6/12		545,000	467,302
CPN 4.938% 10/6/13		109,000	89,220
CPN 4.948% 10/6/14		650,000	506,312
CPN 5.079% 2/8/13		252,000	212,559
CPN 5.08% 8/8/13		252,000	208,041
CPN 5.093% 4/6/14		135,000	107,798
CPN 5.101% 10/6/11		120,000	107,716
CPN 5.175% 3/26/12		200,000	175,863
CPN 5.193% 10/6/15		353,000	259,484
CPN 1 5.162% 5/11/12		330,000	289,658
CPN 1 5.283% 5/11/15		400,000	301,192
CPN 4 5.213% 10/6/15		200,000	147,016
CPN 13 5.161% 12/27/12		100,000	84,879
CPN 13 5.208% 6/27/13		400,000	331,675
CPN 15 4.903% 9/7/13		860,000	707,058
CPN 19 5.189% 6/6/16		120,000	84,798
CPN A 5.098% 8/8/15		150,000	111,371
CPN A 5.099% 2/8/15		150,000	114,493
CPN A 5.112% 2/8/14		252,000	202,749

Diversified Income Series-4

Delaware VIP Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
AGENCY OBLIGATIONS (continued)
Freddie Mac
*4.125% 12/21/12	USD	12,500,000	$12,555,862
*4.50% 1/15/13		4,000,000	4,077,160
*4.50% 7/15/13		3,500,000	3,558,016
*4.625% 12/19/08		525,000	529,740
*4.75% 3/5/12		1,035,000	1,065,299
*5.00% 12/14/18		895,000	838,062
*5.75% 1/15/12		3,365,000	3,574,562
*^Residual Funding Principal Strip
5.175% 10/15/19		3,360,000	1,988,025
*Tennessee Valley Authority
4.875% 1/15/48		1,500,000	1,404,749
Total Agency Obligations
(cost $66,301,810)			66,749,565

COMMERCIAL MORTGAGE-BACKED
SECURITIES–2.82%
Bank of America Commercial
Mortgage Securities
•Series 2004-3 A5 5.493% 6/10/39		1,035,000	1,036,167
•Series 2005-1 A5 5.24% 11/10/42		1,250,000	1,212,172
•Series 2005-6 AM 5.352% 9/10/47		485,000	457,189
Series 2006-4 A4 5.634% 7/10/46		1,780,000	1,714,460
•Series 2007-3 A4 5.838% 6/10/49		1,350,000	1,276,177
Bear Stearns Commercial
Mortgage Securities
#Series 2004-ESA E 144A
5.064% 5/14/16		350,000	354,740
•Series 2005-T20 A4A
5.302% 10/12/42		1,500,000	1,440,386
•Series 2006-PW12 A4
5.902% 9/11/38		1,750,000	1,706,519
Series 2006-PW14 A4
5.201% 12/11/38		1,000,000	932,779
Series 2007-T28 A4
5.742% 9/11/42		1,235,000	1,167,284
♦Commercial Mortgage Pass Through
Certificates
#Series 2001-J1A A2 144A
6.457% 2/14/34		173,569	177,674
Series 2006-C7 A2
5.69% 6/10/46		230,000	229,963
•Credit Suisse Mortgage Capital
Certificates Series 2006-C1 AAB
5.681% 2/15/39		115,000	112,112
#Crown Castle Towers 144A
Series 2005-1A C
5.074% 6/15/35		90,000	85,976
Series 2006-1A B
5.362% 11/15/36		830,000	792,028
General Electric Capital Commercial
Mortgage Series 2002-1A A3
6.269% 12/10/35		900,000	920,256
Goldman Sachs Mortgage
Securities II
Series 2005-GG4 A4
4.761% 7/10/39		1,020,000	957,016
•#@Series 2006-RR3 A1S 144A
5.76% 7/18/56		695,000	455,475
Greenwich Capital
Commercial Funding
Series 2004-GG1 A7
5.317% 6/10/36		900,000	884,486
Series 2007-GG9 A4
5.444% 3/10/39		2,160,000	2,012,673
JPMorgan Chase Commercial
Mortgage Securities
Series 2002-C1 A3
5.376% 7/12/37		305,000	307,487
Series 2002-C2 A2
5.05% 12/12/34		345,000	340,393
Series 2003-C1 A2
4.985% 1/12/37		588,000	571,806
Series 2006-LDP9 A2
5.134% 5/15/47		3,350,000	3,106,918
Lehman Brothers-UBS
Commercial Mortgage Trust
Series 2002-C1 A4
6.462% 3/15/31		110,000	114,056
Series 2003-C8 A2
4.207% 11/15/27		190,000	189,686
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5 A1 4.275% 8/12/48		196,800	192,002
•Merrill Lynch Mortgage Trust
Series 2005-CKI1 A6
5.416% 11/12/37		300,000	289,559
Morgan Stanley Capital I
#Series 1999-FNV1 G 144A
6.12% 3/15/31		110,000	108,326
Series 2005-IQ9 A4
4.66% 7/15/56		400,000	379,631
Series 2006-HQ9 A4
5.731% 7/12/44		2,500,000	2,423,771
Series 2006-IQ12 A4
5.332% 12/15/43		2,045,000	1,923,262
Series 2007-IQ14 A4
5.692% 4/15/49		570,000	537,507
•Series 2007-T27 A4
5.803% 6/13/42		890,000	843,614
•#Morgan Stanley Dean
Witter Capital I
Series 2001-TOP1 E 144A
7.579% 2/15/33		100,000	89,631

Diversified Income Series-5

Delaware VIP Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
COMMERCIAL MORTGAGE-BACKED
SECURITIES (continued)
#SBA Commercial Mortgage
Securities Trust Series 2006-1A B
144A 5.451% 11/15/36	USD	60,000	$57,434
#Tower 144A
Series 2004-2A A 4.232% 12/15/14		110,000	109,010
Series 2006-1 B 5.588% 2/15/36		120,000	116,065
Series 2006-1 C 5.707% 2/15/36		185,000	177,376
Wachovia Bank Commercial
Mortgage Trust
Series 2006-C28 A2
5.50% 10/15/48		655,000	648,270
Series 2007-C30 A3
5.246% 12/15/43		715,000	694,378
Total Commercial Mortgage-Backed
Securities (cost $32,325,230)			31,145,714

CONVERTIBLE BONDS–0.36%
Advanced Medical Optics
3.25% 8/1/26 exercise price
$59.61, expiration date 8/1/26		375,000	275,156
*Advanced Micro Devices
6.00% 5/1/15 exercise price
$28.08, expiration date 5/1/15		1,770,000	1,123,950
Electronic Data Systems
3.875% 7/15/23 exercise price
$34.14, expiration date 7/15/23		1,270,000	1,273,175
†Mirant (Escrow) 2.50% 6/15/21
exercise price $67.95,
expiration date 6/15/21		110,000	0
•Wyeth 3.581% 1/15/24
exercise price $60.09,
expiration date 1/15/24		1,282,000	1,315,589
Total Convertible Bonds
(cost $4,355,538)			3,987,870

CORPORATE BONDS–33.55%
Banking–3.01%
American Express Centurion Bank
5.55% 10/17/12		2,391,000	2,367,487
•@#Banco Mercantil 144A
6.862% 10/13/21		766,000	718,187
Bank of America
4.90% 5/1/13		1,480,000	1,429,794
5.65% 5/1/18		1,020,000	954,010
•8.00% 12/29/49		2,650,000	2,486,734
Bank of New York Mellon
4.50% 4/1/13		2,675,000	2,610,361
#Bank of Scotland 144A
5.25% 2/21/17		1,500,000	1,477,529
BB&T Capital Trust II
6.75% 6/7/36		1,185,000	1,040,832
•Capital One FSB 2.888% 3/13/09		1,280,000	1,274,670
#CoBank ACB 144A 7.875% 4/16/18		655,000	651,505
JPMorgan Chase Capital XXV
6.80% 10/1/37		2,461,000	2,215,498
Mellon Bank 5.45% 4/1/16		645,000	631,512
#National Australia Bank 144A
5.35% 6/12/13		2,505,000	2,503,727
PNC Bank 6.875% 4/1/18		1,750,000	1,739,036
•@ÕPopular North America
3.128% 4/6/09		395,000	386,413
Silicon Valley Bank
5.70% 6/1/12		800,000	744,978
6.05% 6/1/17		250,000	213,423
U.S. Bank North America
4.80% 4/15/15		754,000	728,119
4.95% 10/30/14		525,000	518,294
•USB Capital IX 6.189% 4/15/49		600,000	456,269
Wells Fargo 5.625% 12/11/17		1,550,000	1,502,392
•Wells Fargo Capital XIII
7.70% 12/29/49		4,845,000	4,820,853
*Õ@WM Covered Bond Program
3.875% 9/27/11	EUR	1,196,000	1,727,288
			33,198,911
Basic Industry–2.82%
#ArcelorMittal 144A 6.125% 6/1/18	USD	2,055,000	2,011,935
CPG International I 10.50% 7/1/13		293,000	246,120
Domtar 7.125% 8/15/15		288,000	275,760
#Evraz Group 144A 9.50% 4/24/18		3,571,000	3,597,783
Freeport McMoRan Copper & Gold
8.25% 4/1/15		592,000	623,145
8.375% 4/1/17		3,005,000	3,175,203
Georgia-Pacific
7.70% 6/15/15		619,000	588,050
8.875% 5/15/31		62,000	57,660
9.50% 12/1/11		446,000	455,478
#GTL Trade Finance 144A
7.25% 10/20/17		641,000	645,072
Innophos 8.875% 8/15/14		355,000	356,775
#Innophos Holdings 144A
9.50% 4/15/12		370,000	368,150
International Paper 7.95% 6/15/18		1,200,000	1,195,346
Lubrizol 4.625% 10/1/09		783,000	779,559
#MacDermid 144A 9.50% 4/15/17		749,000	681,590
Massey Energy 6.875% 12/15/13		790,000	774,200
Momentive Performance Materials
9.75% 12/1/14		1,716,000	1,475,760
NewPage 10.00% 5/1/12		60,000	61,050
#NewPage 144A 10.00% 5/1/12		567,000	576,923
#Nine Dragons Paper Holding 144A
7.875% 4/29/13		1,716,000	1,686,450

Diversified Income Series-6

Delaware VIP Diversified Income Series
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)
CORPORATE BONDS (continued)
Basic Industry (continued)
•Noranda Aluminium Acquisition
6.828% 5/15/15	USD	450,000	$390,375
Norske Skog Canada
8.625% 6/15/11		385,000	329,175
#Norske Skogindustrier 144A
7.125% 10/15/33		582,000	352,110
Õ@=Port Townsend
12.431% 8/27/12		191,800	189,882
Potlatch 13.00% 12/1/09		702,000	773,233
Rio Tinto Finance USA
6.50% 7/15/18		1,575,000	1,582,662
#Rock-Tenn 144A 9.25% 3/15/16		381,000	405,765
Rockwood Specialties Group
7.50% 11/15/14		490,000	483,875
Rohm & Haas 5.60% 3/15/13		1,121,000	1,124,336
#Ryerson 144A
•10.248% 11/1/14		620,000	585,900
12.00% 11/1/15		495,000	493,763
#Sappi Papier Holding 144A
6.75% 6/15/12		1,098,000	1,055,760
#*Steel Dynamics 144A 7.75% 4/15/16		2,225,000	2,225,000
Vale Overseas 6.875% 11/21/36		924,000	862,771
#Vedanta Resources 144A
9.50% 7/18/18		260,000	260,000
*•Verso Paper Holdings
6.623% 8/1/14		380,000	351,500
			31,098,116
Brokerage–1.42%
AMVESCAP 4.50% 12/15/09		222,000	220,008
Citigroup 6.125% 5/15/18		635,000	608,776
Goldman Sachs Group
6.15% 4/1/18		1,745,000	1,695,978
6.75% 10/1/37		1,428,000	1,310,194
Jefferies Group 6.45% 6/8/27		953,000	744,283
JPMorgan Chase 6.40% 5/15/38		3,107,000	2,891,008
LaBranche 11.00% 5/15/12		233,000	240,573
Lazard Group 6.85% 6/15/17		260,000	229,685
Lehman Brothers Holdings
5.625% 1/24/13		1,090,000	1,032,704
6.75% 12/28/17		3,710,000	3,491,206
6.875% 7/17/37		1,150,000	992,742
Merrill Lynch 6.875% 4/25/18		2,335,000	2,226,152
			15,683,309
Capital Goods–1.63%
Allied Waste North America
7.875% 4/15/13		865,000	884,463
*Associated Materials 9.75% 4/15/12		490,000	487,550
BWAY 10.00% 10/15/10		572,000	574,860
Casella Waste Systems
9.75% 2/1/13		716,000	716,000
DRS Technologies 7.625% 2/1/18		608,000	646,000
Graham Packaging 8.50% 10/15/12		1,156,000	1,101,090
Graphic Packaging International
9.50% 8/15/13	USD	1,976,000	1,896,960
Greenbrier 8.375% 5/15/15		1,700,000	1,627,750
Intertape Polymer 8.50% 8/1/14		268,000	240,530
*KB Home 8.625% 12/15/08		198,000	199,980
Lockheed Martin 4.121% 3/14/13		882,000	857,358
#Moog 144A 7.25% 6/15/18		405,000	402,975
NXP BV Funding
•5.463% 10/15/13		585,000	516,994
*9.50% 10/15/15		2,950,000	2,573,874
*Owens Brockway Glass Container
6.75% 12/1/14		1,090,000	1,095,450
Owens Corning 6.50% 12/1/16		325,000	296,369
*Smurfit-Stone Container Enterprises
8.00% 3/15/17		399,000	321,195
Textron 6.50% 6/1/12		691,000	723,838
Thermadyne Holdings
10.00% 2/1/14		770,000	739,200
Vitro 11.75% 11/1/13		1,287,000	1,287,000
Vought Aircraft Industries
8.00% 7/15/11		900,000	841,500
			18,030,936
Communications–6.14%
*AT&T 5.60% 5/15/18		1,740,000	1,700,855
AT&T Wireless 8.125% 5/1/12		2,544,000	2,788,738
•Centennial Communications
8.448% 1/1/13		377,000	365,690
Charter Communications Holdings
8.75% 11/15/13		1,230,000	1,137,750
#Charter Communications Operating
144A
8.00% 4/30/12		1,475,000	1,401,250
*10.875% 9/15/14		3,908,000	4,035,009
Cincinnati Bell 7.00% 2/15/15		405,000	379,688
Citizens Communications
7.125% 3/15/19		2,010,000	1,809,000
*Clear Channel Communications
5.50% 9/15/14		515,000	309,360
Comcast
•3.01% 7/14/09		415,000	411,795
5.875% 2/15/18		1,330,000	1,281,886
6.30% 11/15/17		1,255,000	1,245,877
*Cricket Communications
9.375% 11/1/14		1,477,000	1,428,998
CSC Holdings 6.75% 4/15/12		1,280,000	1,209,600
#CSC Holdings 144A 8.50% 6/15/15		585,000	577,688
Dex Media West 9.875% 8/15/13		1,078,000	972,895
#Digicel 144A 9.25% 9/1/12		2,307,000	2,384,861
#DirecTV Holdings 144A
7.625% 5/15/16		2,535,000	2,509,650
Echostar DBS 7.125% 2/1/16		550,000	510,125
#Expedia 144A 8.50% 7/1/16		245,000	240,713
Grupo Televisa 8.49% 5/11/37	MXN	19,000,000	1,514,624

Diversified Income Series-7

Delaware VIP Diversified Income Series
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)
CORPORATE BONDS (continued)
Communications (continued)
Hughes Network Systems
9.50% 4/15/14	USD	487,000	$494,914
ΩInmarsat Finance
10.375% 11/15/12		3,737,000	3,793,055
Intelsat Bermuda 11.25% 6/15/16		1,180,000	1,200,650
Lamar Media 6.625% 8/15/15		1,467,000	1,342,305
#LBI Media 144A 8.50% 8/1/17		262,000	203,050
Lucent Technologies 6.45% 3/15/29		341,000	262,570
MetroPCS Wireless 9.25% 11/1/14		2,007,000	1,941,773
News America - Unrestricted
6.65% 11/15/37		410,000	401,608
#Nordic Telephone Holdings 144A
8.875% 5/1/16		166,000	163,510
Nortel Networks
•6.963% 7/15/11		1,486,000	1,411,700
10.75% 7/15/16		1,535,000	1,527,325
#Nortel Networks 144A
10.75% 7/15/16		975,000	970,125
PAETEC Holding 9.50% 7/15/15		397,000	368,218
Quebecor Media 7.75% 3/15/16		775,000	724,625
Qwest
6.50% 6/1/17		505,000	453,238
7.50% 10/1/14		250,000	241,875
Qwest Capital Funding
7.25% 2/15/11		495,000	482,625
•Rural Cellular 8.623% 11/1/12		182,000	184,275
Sprint Capital 8.375% 3/15/12		3,735,000	3,700,537
Telecom Italia Capital
4.00% 1/15/10		1,202,000	1,186,274
7.721% 6/4/38		790,000	805,110
Telefonica Emisiones
5.984% 6/20/11		387,000	392,988
Thomson Reuters
5.95% 7/15/13		950,000	954,845
6.50% 7/15/18		1,275,000	1,272,824
Time Warner Cable 7.30% 7/1/38		950,000	947,011
Time Warner Telecom Holdings
9.25% 2/15/14		392,000	402,780
Univision Communications
7.85% 7/15/11		375,000	352,500
Verizon Communications
5.55% 2/15/16		2,411,000	2,352,012
Viacom
•3.126% 6/16/09		408,000	403,790
5.75% 4/30/11		334,000	334,995
#Videotron 144A 9.125% 4/15/18		625,000	656,250
#Vimpelcom 144A 9.125% 4/30/18		4,200,000	4,138,326
Virgin Media Finance
8.75% 4/15/14		2,250,000	2,126,250
#Vivendi 144A 6.625% 4/4/18		1,375,000	1,367,223
Windstream 8.125% 8/1/13		2,048,000	2,053,120
			67,830,328
Consumer Cyclical–3.29%
*Boyd Gaming 7.75% 12/15/12	USD	160,000	138,800
Centex 4.55% 11/1/10		410,000	362,850
Corrections Corporation of America
6.25% 3/15/13		310,000	299,925
CVS Caremark
4.875% 9/15/14		1,193,000	1,159,499
5.75% 6/1/17		1,311,000	1,291,654
•DaimlerChrysler Finance
North America 3.234% 8/3/09		1,036,000	1,027,720
*Dollar General 10.625% 7/15/15		1,750,000	1,741,250
DR Horton 7.875% 8/15/11		725,000	692,375
Ford Motor
7.45% 7/16/31		1,827,000	1,073,363
7.70% 5/15/97		230,000	117,300
Ford Motor Credit
•5.46% 1/13/12		390,000	277,414
5.80% 1/12/09		400,000	381,990
7.375% 10/28/09		110,000	100,216
7.80% 6/1/12		4,510,000	3,490,784
8.00% 12/15/16		290,000	211,051
9.75% 9/15/10		380,000	331,470
#Galaxy Entertainment Finance 144A
•8.133% 12/15/10		1,105,000	1,077,375
9.875% 12/15/12		1,020,000	995,775
Gaylord Entertainment
8.00% 11/15/13		713,000	688,045
General Motors
*7.20% 1/15/11		865,000	668,213
*8.375% 7/15/33		2,520,000	1,505,700
Global Cash Access/Finance
8.75% 3/15/12		734,000	724,825
GMAC
•3.926% 5/15/09		2,125,000	1,998,571
5.85% 1/14/09		360,000	341,891
6.875% 8/28/12		2,945,000	2,018,316
*Harrah’s Operating 5.50% 7/1/10		1,190,000	1,069,513
Lear 8.75% 12/1/16		1,156,000	907,460
MGM MIRAGE 7.50% 6/1/16		915,000	757,163
*Neiman Marcus Group
10.375% 10/15/15		1,230,000	1,236,150
Neiman Marcus Group PIK
9.00% 10/15/15		1,098,000	1,089,765
*Park Place Entertainment
7.875% 3/15/10		1,095,000	1,001,925
Penney (J.C.) 7.375% 8/15/08		658,000	659,790
#Pokagon Gaming Authority
144A 10.375% 6/15/14		388,000	418,070
Ryland Group 6.875% 6/15/13		810,000	757,514
Sonic Automotive 8.625% 8/15/13		370,000	344,100
*Tenneco 8.625% 11/15/14		620,000	550,250

Diversified Income Series-8

Delaware VIP Diversified Income Series
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)
CORPORATE BONDS (continued)
Consumer Cyclical (continued)
*Toll Brothers
8.25% 2/1/11	USD	1,025,000	$994,250
8.25% 12/1/11		220,000	213,950
Travelport 9.875% 9/1/14		680,000	606,900
VF 5.95% 11/1/17		650,000	645,125
Wal-Mart Stores 6.20% 4/15/38		2,449,000	2,414,346
			36,382,643
Consumer Non-Cyclical–3.91%
ACCO Brands 7.625% 8/15/15		231,000	209,055
*Advanced Medical Optics
7.50% 5/1/17		772,000	714,100
#AmBev International Finance 144A
9.50% 7/24/17	BRL	1,455,000	746,701
Amgen
5.85% 6/1/17	USD	1,200,000	1,183,984
*6.15% 6/1/18		965,000	971,661
Aramark 8.50% 2/1/15		1,842,000	1,814,370
AstraZeneca 5.90% 9/15/17		897,000	921,050
#Bausch & Lomb 144A
9.875% 11/1/15		2,992,000	3,014,440
#Biomet 144A 10.00% 10/15/17		525,000	563,063
*Chiquita Brands International
8.875% 12/1/15		790,000	695,200
Community Health Systems
8.875% 7/15/15		780,000	788,775
*Constellation Brands
8.125% 1/15/12		930,000	930,000
Covidien International Finance
6.00% 10/15/17		1,807,000	1,832,085
6.55% 10/15/37		809,000	818,627
Õ@CRC Health 10.75% 2/1/16		422,000	348,150
Del Monte
*6.75% 2/15/15		139,000	133,093
8.625% 12/15/12		109,000	111,180
Diageo Capital 5.75% 10/23/17		1,215,000	1,201,324
#Dr Pepper Snapple Group
144A 6.82% 5/1/18		2,195,000	2,207,966
GlaxoSmithKline Capital
5.65% 5/15/18		1,900,000	1,896,289
HCA 9.25% 11/15/16		4,941,000	5,101,584
HCA PIK 9.625% 11/15/16		682,000	704,165
•HealthSouth 9.133% 6/15/14		1,274,000	1,299,480
Iron Mountain
*6.625% 1/1/16		323,000	303,620
8.00% 6/15/20		910,000	900,900
*Jarden 7.50% 5/1/17		774,000	677,250
Kellogg 5.125% 12/3/12		464,000	470,563
Kraft Foods
4.125% 11/12/09		15,000	14,982
6.125% 2/1/18		2,125,000	2,069,353
Kroger
*4.95% 1/15/15		354,000	337,584
6.75% 4/15/12		939,000	989,675
Õ@National Beef Packing
10.50% 8/1/11		436,000	401,120
Philip Morris International
5.65% 5/16/18		1,568,000	1,526,874
Quest Diagnostic 5.45% 11/1/15		1,638,000	1,552,216
Schering-Plough 6.00% 9/15/17		1,255,000	1,241,525
Select Medical 7.625% 2/1/15		940,000	829,550
#Seminole Indian Tribe
of Florida 144A
7.804% 10/1/20		300,000	290,208
8.03% 10/1/20		205,000	200,859
Universal Hospital Services
PIK 8.50% 6/1/15		485,000	487,425
Visant Holding 8.75% 12/1/13		309,000	304,365
Wyeth 5.50% 2/1/14		2,305,000	2,326,400
			43,130,811
Electric–2.48%
AES
7.75% 3/1/14		136,000	134,810
8.00% 10/15/17		284,000	279,740
#144A 8.00% 6/1/20		1,175,000	1,139,750
#144A 8.75% 5/15/13		165,000	172,013
Baltimore Gas & Electric
6.125% 7/1/13		730,000	739,811
Columbus Southern Power
6.05% 5/1/18		560,000	557,773
Commonwealth Edison
6.15% 9/15/17		820,000	819,168
Connecticut Light & Power
5.65% 5/1/18		675,000	667,285
Detroit Edison 5.60% 6/15/18		648,000	643,447
Dominion Resource 6.40% 6/15/18		1,125,000	1,137,066
Duquense Light Holdings
5.50% 8/15/15		1,076,000	1,000,713
Edison Mission Energy
7.625% 5/15/27		1,295,000	1,168,738
Elwood Energy 8.159% 7/5/26		583,352	565,151
Florida Power 6.40% 6/15/38		865,000	881,489
Illinois Power 6.125% 11/15/17		631,000	603,758
#Ipalco Enterprises 144A
7.25% 4/1/16		350,000	346,500
ISA Capital do Brasil
7.875% 1/30/12		225,000	233,438
8.80% 1/30/17		100,000	104,250
#ISA Capital do Brasil 144A
7.875% 1/30/12		1,075,000	1,115,313
8.80% 1/30/17		565,000	589,013

Diversified Income Series-9

Delaware VIP Diversified Income Series
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
#Korea Southern Power 144A
5.375% 4/18/13	USD	1,259,000	$1,240,334
Midamerican Funding
6.75% 3/1/11		20,000	21,036
Midwest Generation 8.30% 7/2/09		260,413	262,366
Mirant Americas Generation
8.30% 5/1/11		430,000	446,125
Mirant North America
7.375% 12/31/13		445,000	443,331
NRG Energy 7.375% 2/1/16		2,465,000	2,326,344
Orion Power Holdings
12.00% 5/1/10		678,000	735,630
Peco Energy 5.35% 3/1/18		530,000	519,671
#Power Contract Financing 144A
6.256% 2/1/10		94,294	95,424
Public Service Electric & Gas
5.30% 5/1/18		760,000	751,182
#Texas Competitive Electric Holdings
144A 10.25% 11/1/15		6,771,000	6,669,434
Union Electric 6.70% 2/1/19		465,000	471,895
#West Penn Power 144A
5.95% 12/15/17		471,000	472,567
			27,354,565
Energy–2.98%
Chesapeake Energy
6.375% 6/15/15		53,000	50,350
6.625% 1/15/16		1,312,000	1,266,080
Complete Production Service
8.00% 12/15/16		284,000	285,065
Compton Petroleum Finance
7.625% 12/1/13		439,000	433,513
#Connacher Oil & Gas 144A
10.25% 12/15/15		905,000	959,300
Conoco Phillips 5.20% 5/15/18		630,000	622,062
#Copano Energy 144A 7.75% 6/1/18		380,000	372,400
Dynergy Holdings 7.75% 6/1/19		2,686,000	2,457,689
#Enbridge Energy 144A
6.50% 4/15/18		2,015,000	2,027,342
Energy Partners 9.75% 4/15/14		277,000	261,073
Enterprise Products Operating
5.60% 10/15/14		657,000	644,436
6.50% 1/31/19		2,312,000	2,328,660
*•8.375% 8/1/66		475,000	475,551
Geophysique-Veritas
7.50% 5/15/15		88,000	88,220
7.75% 5/15/17		382,000	384,388
#Helix Energy Solutions Group 144A
9.50% 1/15/16		2,501,000	2,576,029
#Hilcorp Energy I 144A
7.75% 11/1/15		324,000	312,660
9.00% 6/1/16		484,000	494,890
International Coal Group
10.25% 7/15/14		780,000	797,550
#Key Energy Services 144A
8.375% 12/1/14		294,000	301,350
#Lukoil International Finance 144A
6.356% 6/7/17		755,000	712,531
Mariner Energy 8.00% 5/15/17		542,000	527,095
#Markwest Energy Partners 144A
8.75% 4/15/18		595,000	611,363
OPTI Canada
7.875% 12/15/14		308,000	305,690
8.25% 12/15/14		829,000	829,000
Petro-Canada 6.05% 5/15/18		1,690,000	1,668,530
PetroHawk Energy
#7.875% 6/1/15		490,000	480,813
9.125% 7/15/13		606,000	624,180
#Plains All American Pipeline 144A
6.50% 5/1/18		2,025,000	2,021,069
Plains Exploration & Production
7.00% 3/15/17		510,000	492,150
7.625% 6/1/18		1,665,000	1,673,325
Range Resources 7.25% 5/1/18		150,000	149,625
#Ras Laffan Liquefied
Natural Gas III 144A
5.832% 9/30/16		425,000	413,373
5.838% 9/30/27		500,000	424,609
Siberian Oil 10.75% 1/15/09		30,000	30,893
Suncor Energy
6.10% 6/1/18		1,390,000	1,396,780
6.50% 6/15/38		474,000	461,317
TNK-BP Finance 7.875% 3/13/18		1,159,000	1,122,781
Weatherford International
6.00% 3/15/18		535,000	528,963
Whiting Petroleum 7.25% 5/1/13		859,000	856,853
Williams 7.50% 1/15/31		415,000	421,744
			32,891,292
Finance Companies–1.48%
Capmark Financial Group
6.30% 5/10/17		884,000	572,283
Cardtronics 9.25% 8/15/13		895,000	850,250
#Cardtronics 144A 9.25% 8/15/13		35,000	33,250
EnCana Holdings Finance
5.80% 5/1/14		439,000	444,299
FTI Consulting 7.625% 6/15/13		1,087,000	1,108,740
General Electric Capital
5.125% 1/28/14	SEK	7,400,000	1,180,086
5.875% 1/14/38	USD	2,235,000	2,032,213
•6.51% 2/2/11	NOK	7,500,000	1,459,307
General Electric Capital UK
Funding 4.625% 1/18/16	GBP	509,000	886,037
•HSBC Financial 3.387% 4/24/10	CAD	694,000	666,143
•#ILFC E-Capital Trust II 144A
6.25% 12/21/65	USD	660,000	551,658

Diversified Income Series-10

Delaware VIP Diversified Income Series
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)
CORPORATE BONDS (continued)
Finance Companies (continued)
International Lease Finance
5.35% 3/1/12	USD	818,000	$732,456
5.875% 5/1/13		460,000	410,820
6.375% 3/25/13		1,555,000	1,420,757
6.625% 11/15/13		1,360,000	1,223,279
#Lender Process Services 144A
8.125% 7/1/16		330,000	332,063
Leucadia National 8.125% 9/15/15		312,000	315,120
#Nuveen Investments 144A
10.50% 11/15/15		922,000	855,155
Washington Mutual
5.25% 9/15/17		550,000	415,955
5.50% 8/24/11		585,000	509,305
•#Xstrata Finance 144A 3.035%
11/13/09		330,000	322,246
			16,321,422
Industrials–0.10%
*Sally Holdings 10.50% 11/15/16		725,000	694,188
Trimas 9.875% 6/15/12		432,000	383,400
			1,077,588
Insurance–1.47%
•#American International Group 144A
8.175% 5/15/58		275,000	259,496
Berkshire Hathaway Finance
4.85% 1/15/15		691,000	681,555
#Berkshire Hathaway Finance 144A
5.40% 5/15/18		880,000	881,188
*•Hartford Financial Services Group
8.125% 6/15/68		4,650,000	4,533,201
@#Max USA Holdings 144A 7.20%
4/14/17		775,000	785,683
•#Metlife Capital Trust X 144A
9.25% 4/8/38		2,700,000	2,915,104
#Metropolitan Life Global Funding I
144A 4.25% 7/30/09		450,000	446,773
Õ@Montpelier Re Holdings
6.125% 8/15/13		205,000	199,924
@¨·#Twin Reefs Pass Through Trust
144A 3.449% 12/31/49		600,000	22,050
UnitedHealth Group
5.50% 11/15/12		1,576,000	1,548,064
5.80% 3/15/36		977,000	811,163
Unitrin 6.00% 5/15/17		821,000	739,856
WellPoint
5.00% 1/15/11		1,111,000	1,098,617
5.00% 12/15/14		878,000	824,981
•#White Mountains Re Group 144A
7.506% 5/29/49		625,000	476,750
			16,224,405
Natural Gas–0.64%
AmeriGas Partners
7.125% 5/20/16		505,000	470,913
CenterPoint Energy Resource
6.00% 5/15/18		430,000	412,879
*6.125% 11/1/17		505,000	492,781
El Paso
*6.875% 6/15/14		428,000	430,923
7.00% 6/15/17		427,000	420,035
#El Paso Performance-Linked Trust
144A 7.75% 7/15/11		337,000	341,190
Ferrellgas Finance Escrow
6.75% 5/1/14		573,000	525,727
Inergy Finance
6.875% 12/15/14		281,000	262,735
8.25% 3/1/16		82,000	81,180
#Inergy Finance 144A
8.25% 3/1/16		280,000	277,200
Kinder Morgan Energy Partners
5.125% 11/15/14		516,000	486,037
6.95% 1/15/38		1,240,000	1,234,558
Regency Energy Partners
8.375% 12/15/13		453,000	465,458
Valero Energy
6.125% 6/15/17		714,000	690,735
6.625% 6/15/37		553,000	508,563
			7,100,914
Real Estate–0.50%
Host Hotels & Resorts
7.125% 11/1/13		1,951,000	1,824,186
iStar Financial
5.15% 3/1/12		393,000	324,482
5.875% 3/15/16		1,203,000	949,132
8.625% 6/1/13		1,475,000	1,350,927
Regency Centers 5.875% 6/15/17		550,000	509,908
•#USB Realty 144A 6.091% 12/22/49		800,000	584,468
			5,543,103
Technology–0.91%
Freescale Semiconductor
•6.651% 12/15/14		570,000	453,150
*8.875% 12/15/14		1,215,000	993,263
International Business Machines
4.00% 11/11/11	EUR	1,000,000	1,501,753
Oracle 5.75% 4/15/18	USD	1,800,000	1,801,793
Sungard Data Systems
9.125% 8/15/13		488,000	495,320
10.25% 8/15/15		3,377,000	3,410,770
Xerox
5.50% 5/15/12		1,298,000	1,284,098
6.35% 5/15/18		95,000	93,944
			10,034,091

Diversified Income Series-11

Delaware VIP Diversified Income Series
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)
CORPORATE BONDS (continued)
Transportation–0.77%
Burlington North Santa Fe
5.65% 5/1/17	USD	915,000	$895,967
5.75% 3/15/18		1,377,000	1,348,356
#DP World 144A 6.85% 7/2/37		890,000	765,863
Hertz 8.875% 1/1/14		560,000	515,200
Kansas City Southern de Mexico
9.375% 5/1/12		755,000	788,975
#Norfolk Southern 144A
5.75% 4/1/18		1,845,000	1,819,170
‡Northwest Airlines 10.00% 2/1/09		145,000	1,269
Red Arrow International Leasing
8.375% 3/31/12	RUB	49,729,691	2,122,817
Seabulk International
9.50% 8/15/13	USD	215,000	226,825
			8,484,442
Total Corporate Bonds
(cost $380,409,434)			370,386,876

FOREIGN AGENCIES–1.19%Δ
France–0.11%
France Telecom 9.00% 3/1/11		1,125,000	1,192,140
			1,192,140
Germany–0.95%
KFW
3.50% 7/4/21	EUR	2,212,000	2,968,249
4.125% 7/4/17	EUR	3,471,000	5,128,795
6.00% 7/15/09	NZD	1,860,000	1,388,970
Rentenbank 1.375% 4/25/13	JPY	109,000,000	1,020,802
			10,506,816
Republic of Korea–0.13%
Korea Development Bank
5.30% 1/17/13	USD	1,500,000	1,490,369
			1,490,369
Total Foreign Agencies
(cost $12,421,332)			13,189,325

MUNICIPAL BONDS–1.20%
§California State 5.00% 2/1/33-14		25,000	27,098
California State University
Systemwide Revenue
5.00% 11/1/30 (AMBAC)		95,000	95,430
Massachusetts Bay Transportation
Authority 5.00% 7/1/19		660,000	708,550
Massachusetts Health & Education
Facilities Authority Revenue
(Harvard) Series A 5.00% 7/15/36		220,000	223,518
New Jersey Economic Development
Authority Revenue (Cigarette Tax)
5.75% 6/15/29		25,000	24,552
New York State Urban
Development Income
Series A-1 5.25% 3/15/34 (FGIC)		40,000	41,051
New York Tobacco Settlement
Finance Authority Series B
5.00% 6/1/10		2,040,000	2,112,093
North Texas Tollway
Authority Series A
5.50% 1/1/18		530,000	564,286
6.00% 1/1/19		265,000	290,096
6.00% 1/1/20		1,320,000	1,432,398
Oregon State Taxable Pension
5.892% 6/1/27		5,000	5,079
Portland, Oregon Sewer System
Revenue Series A 5.00% 6/15/18		1,555,000	1,674,517
Texas Transportation Community
Mobility 5.00% 4/1/19		2,080,000	2,223,935
Triborough, New York Bridge &
Tunnel Authority Series A
5.00% 11/15/18		1,060,000	1,146,899
5.00% 11/15/19		1,065,000	1,137,324
University of Texas Financing
Authority 5.25% 8/15/18		660,000	725,274
West Virginia Tobacco Settlement
Finance Authority
Series A 7.467% 6/1/47		850,000	780,657
Total Municipal Bonds
(cost $13,278,786)			13,212,757

NON-AGENCY ASSET-BACKED
SECURITIES–5.96%
•Bank of America Credit Card Trust
Series 2006-A10 A10
2.451% 2/15/12		6,985,000	6,945,955
Series 2007-A2 A2
2.491% 6/17/13		5,200,000	5,116,134
Series 2008-A5 A5
3.671% 12/16/13		2,460,000	2,496,517
Series 2008-A7 A7
3.183% 12/15/14		1,000,000	996,170
#Cabela’s Master Credit Card Trust
Series 2008-1A A1 144A
4.31% 12/16/13		1,220,000	1,201,172
Capital Auto Receivables Asset Trust
Series 2007-3 A3A 5.02% 9/15/11		1,275,000	1,294,258
Series 2008-1 A3A 3.86% 8/15/12		1,000,000	993,596
Capital One Multi-Asset Execution
Trust Series 2007-A7 A7
5.75% 7/15/20		900,000	882,756
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12		325,000	329,510
Series 2008-A A3 4.94% 4/25/14		780,000	781,593
Chase Funding Mortgage Loan
Asset-Backed Certificates
Series 2002-3 1A6
4.707% 9/25/13		748,261	707,801

Diversified Income Series-12

Delaware VIP Diversified Income Series
Statement of Net Assets (continued)

		Principal	Value
		Amount°	(U.S. $)
NON-AGENCY ASSET-BACKED
SECURITIES (continued)
Chase Issuance Trust
•Series 2005-A8 2.511% 10/15/12	USD	2,600,000	$2,568,944
•Series 2007-A11 A11
2.471% 7/15/12		7,562,500	7,472,218
•Series 2008-A6 A 3.671% 5/15/15		3,000,000	3,063,176
Series 2008-A9 A9 4.26% 5/15/13		1,230,000	1,221,997
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39		1,797,000	1,754,892
•Series 2007-A6 A6 2.70% 7/12/12		10,500,000	10,364,050
Citicorp Mortgage Securities
Series 2006-3 A5
5.948% 11/25/36		1,800,000	1,584,052
CNH Equipment Trust
Series 2007-B A3A
5.40% 10/17/11		470,000	476,174
•Series 2007-B A3B
3.071% 10/17/11		275,000	272,938
•Series 2007-C A2 3.321% 9/15/10		750,000	750,787
Series 2008-A3 4.12% 5/15/12		480,000	478,567
Series 2008-A A4A 4.93% 8/15/14		755,000	745,524
Series 2008-B A3A 4.78% 7/16/12		775,000	775,721
Daimler Chrysler Auto Trust
Series 2008-B A3A
4.71% 9/10/12		1,075,000	1,079,145
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20		1,800,000	1,750,377
Series 2008-A4 A4
5.65% 12/15/15		530,000	532,650
#Dunkin Securitization
Series 2006-1 A2 144A
5.779% 6/20/31		2,040,000	1,878,373
Ford Credit Auto Owner Trust
Series 2007-B A3A
5.15% 11/15/11		870,000	884,770
Õ@•GMAC Mortgage Loan Trust
Series 2006-HE3 A2
5.182% 10/25/36		180,000	132,330
#Harley-Davidson Motorcycle Trust
Series 2006-1 A2 144A
5.04% 10/15/12		702,228	710,384
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12		325,000	330,821
Series 2008-A A3 4.93% 12/17/12		900,000	906,660
John Deere Owner Trust
Series 2008-A A3 4.18% 6/15/12		945,000	944,347
@•#MASTR Specialized Loan Trust
Series 2005-2 A2 144A
5.006% 7/25/35		159,655	142,892
•MBNA Credit Card Master Note
Trust Series 2005-A4
2.511% 11/15/12		720,000	711,807
Õ@•Merrill Lynch Mortgage Investors
Series 2006-AR1 A2C
2.643% 3/25/37		130,000	104,895
Mid-State Trust
Series 11 A1 4.864% 7/15/38		16,467	14,942
Series 2005-1 A 5.745% 1/15/40		186,444	169,955
#Mid-State Trust Series 2006-1 A
144A 5.787% 10/15/40		225,025	212,511
·Õ@Residential Asset Securities
Series 2006-KS3 AI3
2.653% 4/25/36		105,000	96,268
RSB Bondco Series 2007-A A2
5.72% 4/1/18		555,000	563,887
•#Sovereign Dealer Floor Plan Master
Series 2006-1 A 144A
2.521% 8/15/11		500,000	483,125
Õ@Structured Asset Securities
Series 2001-SB1 A2
3.375% 8/25/31		39,265	34,777
World Omni Auto Receivables Trust
Series 2008-A A3A
3.94% 10/15/12		880,000	877,266
Total Non-Agency Asset Backed
Securities (cost $66,269,957)			65,836,684

NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS–6.01%
•ARM Trust Series 2005-10 3A11
5.417% 1/25/36		1,037,354	979,691
Bank of America Alternative
Loan Trust
Series 2003-10 2A1
6.00% 12/25/33		987,375	917,025
Series 2004-2 1A1
6.00% 3/25/34		2,541	2,360
Series 2004-10 1CB1
6.00% 11/25/34		70,753	65,711
Series 2004-11 1CB1
6.00% 12/25/34		4,301	3,995
Series 2005-3 2A1
5.50% 2/25/20		598,182	585,658
Series 2005-3 2A1
5.50% 4/25/20		81,305	81,279
Series 2005-5 2CB1
6.00% 6/25/35		156,137	151,258
Series 2005-6 7A1
5.50% 7/25/20		296,577	289,626
Series 2005-9 5A1
5.50% 10/25/20		413,547	413,418
•Series 2005-I 4A1
5.27% 10/25/35		33,008	30,881

Diversified Income Series-13

Delaware VIP Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS (continued)
Bank of America Funding Securities
Series 2005-8 1A1
5.50% 1/25/36	USD	1,196,759	$1,170,205
Series 2006-5 2A10
5.75% 9/25/36		1,850,000	1,782,828
Bank of America Mortgage
Securities
•Series 2003-D 1A2
5.372% 5/25/33		35	35
Series 2005-9 2A1
4.75% 10/25/20		686,304	668,289
•Series 2005-A 1A1
6.288% 2/25/35		35,019	32,240
•Bear Stearns ARM Trust
Series 2007-3 1A1
5.474% 5/25/47		1,500,652	1,420,131
Bear Stearns Asset-Backed
Securities Series 2005-AC8 A5
5.50% 11/25/35		317,126	273,509
Chase Mortgage Finance
Series 2003-S8 A2 5.00% 9/25/18		548,530	530,017
Citicorp Mortgage Securities
Series 2006-3 1A4 6.00% 6/25/36		1,380,000	1,232,619
•Citigroup Mortgage Loan Trust
Series 2004-UST1 A6
5.083% 8/25/34		1,726,775	1,645,854
Series 2007-AR5 1AB
5.612% 4/25/37		733,654	579,777
Series 2007-AR8 1A3A
6.052% 8/25/37		1,331,508	1,210,892
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1
6.00% 1/25/35		918,341	834,542
•Series 2004-J7 1A2
4.673% 8/25/34		5,715	5,601
Õ@•Series 2005-63 3A1
5.889% 11/25/35		356,357	291,183
Series 2006-2CB A3
5.50% 3/25/36		254,970	243,162
wCountrywide Home Loan Mortgage
Pass Through Trust
•Series 2003-21 A1
4.802% 5/25/33		523	498
Õ@•Series 2004-12 1M
4.902% 8/25/34		196,544	114,689
Õ@•Series 2004-HYB4 M
4.595% 9/20/34		414,297	332,779
Series 2005-23 A1
5.50% 11/25/35		2,568,989	2,493,525
•Series 2005-HYB8 4A1
5.611% 12/20/35		28,571	22,051
Series 2006-1 A2 6.00% 3/25/36		632,711	606,612
Series 2006-1 A3 6.00% 3/25/36		154,499	150,444
Series 2006-17 A5 6.00% 12/25/36		493,952	494,669
•Series 2006-HYB1 3A1
5.273% 3/20/36		947,558	744,077
Õ@•Series 2006-HYB3 3A1A
6.095% 5/20/36		382,414	326,691
Õ@•Series 2006-HYB4 1A2
5.631% 6/20/36		30,829	25,853
Credit Suisse First Boston
Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33		89,867	85,149
Series 2004-1 3A1 7.00% 2/25/34		43,031	39,911
First Horizon Asset Securities
Series 2003-5 1A17
8.00% 7/25/33		1,788	1,817
•Series 2004-AR5
4A1 5.70% 10/25/34		80,376	75,238
•Series 2007-AR2 1A1
5.85% 8/25/37		1,338,744	1,261,378
•Series 2007-AR3 2A2
6.309% 11/25/37		2,975,533	2,780,534
•GMAC Mortgage Loan Trust
Series 2005-AR2 4A
5.182% 5/25/35		1,746,229	1,629,185
#GSMPS Mortgage Loan Trust 144A
Series 2005-RP1 1A3
8.00% 1/25/35		258,842	257,593
Series 2005-RP1 1A4
8.50% 1/25/35		203,752	206,037
Series 2006-RP1 1A2
7.50% 1/25/36		317,247	327,943
GSR Mortgage Loan Trust
Series 2006-1F 5A2 6.00% 2/25/36		208,180	205,838
•Series 2006-AR1 3A1
5.377% 1/25/36		577,691	534,596
•Indymac Index Mortgage Loan Trust
Series 2005-AR25 1A21
5.84% 12/25/35		66,507	53,275
•JPMorgan Mortgage Trust
Series 2004-A6 1A2
4.851% 12/25/34		982,598	892,437
Series 2005-A1 4A1
4.778% 2/25/35		104,352	98,801
Series 2005-A4 1A1
5.398% 7/25/35		367,098	348,673
Series 2005-A6 1A2
5.138% 9/25/35		1,060,000	977,561
Series 2005-A8 2A1
4.949% 11/25/35		2,380,913	2,349,370

Diversified Income Series-14

Delaware VIP Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS (continued)
Lehman Mortgage Trust
Series 2005-2 2A3
5.50% 12/25/35	USD	244,145	$234,496
Series 2006-1 3A3
5.50% 2/25/36		22,585	21,447
MASTR Alternative Loans Trust
Series 2003-9 1A1 5.50% 12/25/18		46,070	45,566
•MASTR ARM Trust
Series 2003-6 1A2
6.70% 12/25/33		1,653	1,617
Series 2005-6 7A1
5.333% 6/25/35		236,850	223,501
Series 2006-2 4A1
4.98% 2/25/36		49,373	45,550
#MASTR Reperforming
Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34		392,399	399,772
Series 2005-2 1A4 8.00% 5/25/35		239,770	245,781
Morgan Stanley Mortgage Loan
Trust Series 2006-2 6A
6.50% 2/25/36		187,660	165,023
Prime Mortgage Trust
Series 2004-CL1 1A1
6.00% 2/25/34		8,393	7,627
Residential Asset Mortgage Products
Series 2004-SL1 A3
7.00% 11/25/31		37,442	38,279
Series 2004-SL4 A3
6.50% 7/25/32		147,925	140,437
Series 2005-SL1 A2
6.00% 5/25/32		88,477	87,592
•Residential Funding Mortgage
Securities I Series 2006-SA3 3A1
6.036% 9/25/36		584,968	546,464
•Structured ARM Loan Trust
Series 2004-18 5A
5.50% 12/25/34		82,913	74,252
Õ@Series 2005-22 4A2
5.375% 12/25/35		20,738	17,904
Õ@Series 2006-5 5A4
5.528% 6/25/36		51,587	44,011
Structured Asset Securities
•Series 2002-22H 1A
6.943% 11/25/32		1,307	1,229
Series 2004-5H A2
4.43% 12/25/33		1,750	1,746
Series 2004-12H 1A
6.00% 5/25/34		379,868	345,205
wWashington Mutual
Alternative Mortgage Pass
Through Certificates
Õ@Series 2005-1 5A2
6.00% 3/25/35		173,718	163,078
Series 2005-9 3CB
5.50% 10/25/20		240,196	240,121
Series 2006-5 2CB3
6.00% 7/25/36		595,528	574,743
wWashington Mutual Mortgage Pass
Through Certificates
Series 2004-CB3 1A
6.00% 10/25/34		292,532	281,928
Series 2004-CB3 4A
6.00% 10/25/19		83,094	82,679
Õ@•Series 2006-AR8 2A3
6.13% 8/25/36		16,151	14,399
•Series 2006-AR10 1A1
5.933% 9/25/36		533,018	500,258
•Series 2006-AR14 1A4
5.647% 11/25/36		249,825	230,571
•Series 2006-AR14 2A1
5.759% 11/25/36		3,037,747	2,844,535
•Series 2007-HY1 1A1
5.714% 2/25/37		1,039,309	966,554
•Series 2007-HY2 3A1
5.931% 9/25/36		51,027	47,625
•Series 2007-HY3 4A1
5.348% 3/25/37		2,721,098	2,537,516
•Series 2007-HY6 2A2
5.285% 6/25/37		1,369,696	1,264,181
Wells Fargo Mortgage-Backed
Securities Trust
•Series 2004-E A2 4.50% 5/25/34		39,305	37,827
•Series 2004-EE 2A1
3.991% 12/25/34		495,067	483,329
•Series 2004-O A1
4.886% 8/25/34		3,966,130	3,751,538
•Series 2004-T A1
5.968% 9/25/34		58,122	56,085
Series 2005-12 1A7
5.50% 11/25/35		448,301	430,649
Series 2005-17 1A2
5.50% 1/25/36		367,956	353,468
Series 2005-18 1A1
5.50% 1/25/36		53,019	50,136
•Series 2005-AR16
6A4 5.00% 10/25/35		1,683,239	1,563,122
Series 2006-1 A3 5.00% 3/25/21		746,643	712,111

Diversified Income Series-15

Delaware VIP Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
NON-AGENCY COLLATERALIZED
MORTGAGE OBLIGATIONS (continued)
Wells Fargo Mortgage-Backed
Securities Trust (continued)
Series 2006-2 3A1 5.75% 3/25/36	USD	462,355	$ 443,282
Series 2006-3 A11 5.50% 3/25/36		2,555,000	2,291,570
Series 2006-4 1A8 5.75% 4/25/36		17,894	17,672
Series 2006-4 2A3 5.75% 4/25/36		235,333	232,123
•Series 2006-AR5 2A1
5.54% 4/25/36		441,282	428,120
•Series 2006-AR6 7A1
5.111% 3/25/36		3,536,614	3,252,008
•Series 2006-AR10 5A1
5.595% 7/25/36		922,693	890,434
•Series 2006-AR11 A7
5.515% 8/25/36		2,231,305	1,962,377
•Series 2006-AR12 1A2
6.025% 9/25/36		306,561	278,698
•Series 2006-AR14 2A4
6.085% 10/25/36		332,182	301,406
•Series 2006-AR18 2A2
5.717% 11/25/36		1,003,700	890,336
•Series 2006-AR19 A1
5.634% 12/25/36		1,305,007	1,219,323
Series 2007-8 2A6 6.00% 7/25/37		310,000	289,176
Series 2007-13 A7 6.00% 9/25/37		1,178,253	1,123,759
Total Non-Agency Collateralized
Mortgage Obligations
(cost $69,993,875)			66,373,246

REGIONAL AGENCIES–0.62%Δ
Australia–0.62%
New South Wales Treasury
6.00% 5/1/12	AUD	3,126,000	2,865,199
Queensland Treasury
6.00% 8/14/13	AUD	4,370,000	3,989,193
Total Regional Agencies
(cost $6,306,003)			6,854,392

REGIONAL AUTHORITIES–0.34%Δ
Canada–0.34%
Quebec Province
4.50% 12/1/18	CAD	1,255,000	1,225,759
4.625% 5/14/18	USD	2,525,000	2,482,098
Total Regional Authorities
(cost $3,765,240)			3,707,857

«SENIOR SECURED LOANS–2.46%
Advanced Medical Term Tranche
Loan B 4.424% 4/2/14		583,523	538,300
Allied Waste North America
4.301% 3/28/14		219,656	217,391
4.324% 3/28/14		365,344	362,034
Alltel Communication
5.564% 5/15/15		556,000	549,887
Anchor Glass 7.75% 12/30/15		725,000	714,125
Aramark 4.676% 1/26/14		610,228	574,152
Bausch & Lomb 6.051% 4/11/15		474,048	465,191
Calpine 5.676% 3/29/14		1,266,817	1,211,748
Charter Communications
Operating 4.899% 3/6/14		554,607	488,644
CommScope Operating Term Tranche
Loan B 5.302% 12/27/14		561,656	541,296
Community Health Systems
4.899% 7/2/14		451,889	426,701
4.899% 8/25/14		23,111	21,823
Cricket Communications
6.50% 6/16/13		583,511	576,460
Crown Castle Term Tranche Loan B
4.301% 3/6/14		494,331	470,850
CSC Holdings 4.225% 3/30/13		678,776	646,747
Dex Media West Term B
7.00% 10/30/14		700,000	688,100
DirectTV Holdings Term Tranche
Loan C 5.25% 4/13/13		680,000	675,022
DR Pepper Snapple Group
4.801% 4/10/13		575,250	565,183
Energy Futures Holdings
6.235% 10/10/14		810,000	751,781
Ford Motor 5.776% 11/29/13		2,951,096	2,390,032
Freescale Semiconductor
4.221% 12/1/13		478,785	435,215
Georgia Pacific Term Tranche Loan B
4.449% 12/20/12		556,000	524,900
Goodyear Tire & Rubber
4.54% 4/30/14		475,000	435,416
Graham Packaging International
5.228% 10/7/11		556,000	534,299
Graphic Packaging International
Term Tranche Loan C
5.861% 5/16/14		695,000	672,586
Hawker Beechcraft
2.701% 3/26/14		26,127	24,604
Hawker Beechcraft Term
Tranche Loan B 4.801% 3/26/14		448,277	422,151
HCA 5.051% 11/18/13		779,023	732,901
HealthSouth 4.948% 3/10/13		480,456	456,073
Idearc 4.787% 11/1/14		296,250	238,333
Lear Term Tranche Loan B
5.446% 4/25/12		480,000	442,855
LPS 5.30% 12/30/15		225,000	224,438
Lyondell 7.00% 12/30/15		510,000	441,150

Diversified Income Series-16

Delaware VIP Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
«SENIOR SECURED LOANS (continued)
MetroPCS Wireless
5.078% 2/20/14	USD	554,589	$ 530,464
Momentive Performance
Materials Term Tranche Loan B
5.051% 12/4/13		700,000	645,750
Neiman Marcus Group
4.422% 4/6/13		567,000	541,723
Newpage Term Tranche Loan B
6.313% 12/21/14		554,607	551,972
Nuveen Investments Term Tranche
Loan B 5.483% 11/13/14		683,538	639,535
Panamsat 5.196% 9/30/10		690,000	655,500
Solar Capital 4.508% 2/11/13		554,592	526,103
Talecris Biotherapeutics 2nd Lien
9.18% 12/6/14		705,000	643,313
Univision Communications
5.494% 9/15/14		585,000	483,503
Windstream Term Tranche Loan B
4.216% 7/17/13		3,549,150	3,442,675
Total Senior Secured Loans
(cost $27,587,103)			27,120,926

SOVEREIGN AGENCY–0.09%Δ
Norway–0.09%
Kommunalbanken
4.25% 10/24/11	NOK	5,340,000	997,003
Total Sovereign Agency
(cost $857,750)			997,003

SOVEREIGN DEBT–13.04%Δ
Argentina–0.42%
*Republic of Argentina
8.28% 12/31/33	USD	6,043,734	4,632,522
			4,632,522
Austria–0.35%
#Republic of Austria 144A
4.00% 9/15/16	EUR	2,567,000	3,824,785
			3,824,785
Brazil–1.82%
#Banco Nacional Desenvolvimento
Economico e Social 144A
6.369% 6/16/18	USD	1,120,000	1,120,000
Federal Republic of Brazil
11.00% 8/17/40	USD	14,304,000	18,934,921
			20,054,921
Colombia–0.61%
Republic of Colombia
*7.375% 1/27/17	USD	4,155,000	4,514,407
8.25% 12/22/14	USD	1,119,000	1,278,458
12.00% 10/22/15	COP	1,793,000,000	904,132
			6,696,997
France–0.41%
France Government O.A.T.
4.00% 10/25/38	EUR	1,705,000	2,272,030
4.00% 4/25/55	EUR	1,753,000	2,283,523
			4,555,553
Germany–1.01%
Bundesobligation 4.25% 10/12/12	EUR	30,000	46,386
Deutschland Republic
4.00% 1/4/18	EUR	3,055,200	4,588,238
4.25% 7/4/17	EUR	1,989,000	3,049,587
6.25% 1/4/24	EUR	1,952,000	3,514,353
			11,198,564
Iceland–0.38%
Iceland Rikisbref 8.50% 6/12/09	ISK	346,988,000	4,247,401
			4,247,401
Indonesia–0.67%
Republic of Indonesia
8.50% 10/12/35	USD	960,000	1,009,236
10.00% 9/17/24	IDR	4,500,000,000	371,768
10.25% 7/15/22	IDR	9,720,000,000	836,479
10.25% 7/15/27	IDR	21,709,000,000	1,819,805
11.00% 12/15/12	IDR	33,113,000,000	3,347,620
			7,384,908
Japan–1.38%
Japan Government
5 yr Bond 1.10% 12/20/12	JPY	46,400,000	437,098
5 yr Bond 1.50% 6/20/11	JPY	610,200,000	5,846,683
10 yr Bond 1.70% 3/20/17	JPY	18,000,000	172,438
20 yr Bond 2.30% 6/20/26	JPY	588,900,000	5,666,270
30 yr Bond 2.40% 3/20/37	JPY	134,100,000	1,263,054
Japan Government CPI Linked
10 yr Bond 1.40% 3/10/18	JPY	191,324,300	1,842,621
			15,228,164
Malaysia–0.37%
Malaysian Government
3.718% 6/15/12	MYR	4,476,000	1,343,567
3.756% 4/28/11	MYR	5,843,000	1,769,015
3.814% 2/15/17	MYR	450,000	128,805
7.00% 3/15/09	MYR	2,557,000	800,546
			4,041,933
Mexico–2.48%
Mexican Government
6.05% 1/11/40	USD	1,004,000	970,366
7.25% 12/15/16	MXN	39,618,000	3,407,150
8.00% 12/17/15	MXN	20,176,000	1,840,798
9.00% 12/20/12	MXN	4,130,600	402,969
10.00% 12/5/24	MXN	19,720,000	2,027,403
10.00% 11/20/36	MXN	121,426,000	12,482,452
*Mexican Government International
Bond 5.625% 1/15/17		6,154,000	6,234,002
			27,365,140

Diversified Income Series-17

Delaware VIP Diversified Income Series
Statement of Net Assets (continued)

	Principal		Value
	Amount°		(U.S. $)
SOVEREIGN DEBT (continued)
Norway–0.30%
Norwegian Government
6.50% 5/15/13	NOK	16,065,000	$ 3,309,726
			3,309,726
Philippines–0.12%
*Philippines Government
6.375% 1/15/32	USD	1,530,000	1,388,475
			1,388,475
Poland–0.48%
Poland Government
4.75% 4/25/12	PLN	7,272,000	3,179,054
5.25% 10/25/17	PLN	2,169,000	923,627
6.25% 10/24/15	PLN	2,557,000	1,171,052
			5,273,733
Republic of Korea–0.12%
Government of South Korea
4.25% 12/7/21	EUR	969,000	1,278,239
			1,278,239
Russia–1.11%
Russia Government
7.50% 3/31/30	USD	10,899,025	12,245,076
			12,245,076
Sweden–0.05%
Sweden Government
5.50% 10/8/12	SEK	3,180,000	543,951
			543,951
Ukraine–0.05%
#Ukraine Government 144A
6.75% 11/14/17	USD	662,000	594,476
			594,476
United Arabic Emirates–0.20%
#Emirate of Abu Dhabi 144A
5.50% 8/2/12	USD	2,200,000	2,253,218
			2,253,218
United Kingdom–0.71%
#CS International for City of Kyiv
Ukraine 144A 8.25% 11/26/12	USD	397,000	406,429
U.K. Treasury
5.00% 3/7/12	GBP	1,656,700	3,279,883
5.00% 3/7/18	GBP	1,110,300	2,188,097
5.25% 6/7/12	GBP	369,000	735,857
9.00% 7/12/11	GBP	546,000	1,200,843
			7,811,109
Total Sovereign Debt
(cost $144,999,668)			143,928,891

SUPRANATIONAL BANKS–2.57%
Asia Development Bank
0.50% 10/9/12	AUD	768,000	547,422
European Bank for
Reconstruction & Development
6.50% 12/20/10	RUB	16,800,000	720,632
12.50% 3/23/09	ISK	165,200,000	2,089,355
European Investment Bank
1.40% 6/20/17	JPY	277,300,000	2,568,705
4.25% 12/7/10	EUR	835,000	1,606,913
4.25% 7/15/13	USD	1,295,000	1,315,457
4.75% 10/15/17	EUR	1,582,000	2,447,446
6.00% 7/15/09	NZD	1,471,000	1,098,481
7.75% 10/26/10	NZD	3,207,000	2,449,781
11.25% 2/14/13	BRL	5,000,000	3,032,414
Inter-American Development Bank
5.75% 6/15/11	AUD	2,822,000	2,571,870
7.25% 5/24/12	NZD	6,286,000	4,790,254
9.00% 8/6/10	BRL	601,000	355,556
International Bank for
Reconstruction & Development
5.75% 6/25/10	RUB	26,700,000	1,139,462
Nordic Investment Bank
1.70% 4/27/17	JPY	170,000,000	1,615,856
Total Supranational Banks
(cost $27,352,959)			28,349,604

U.S. TREASURY OBLIGATIONS–2.33%
*U.S. Treasury Bonds 5.00% 5/15/37	USD	400,000	430,000
U.S. Treasury Inflation Index Notes
1.625% 1/15/15		13,486,592	13,932,283
1.625% 1/15/18		5,689,971	5,781,989
3.00% 7/15/12		400,174	439,598
3.875% 1/15/09		360,148	371,797
*U.S. Treasury Notes
3.375% 6/30/13		4,725,000	4,734,970
Total U.S. Treasury Obligations
(cost $25,477,023)			25,690,637

	Number of
	Shares
COMMON STOCK–0.01%
†Century Communications		2,500,000	0
*†Mirant		116	4,543
†Penn National Gaming		3,350	107,703
Õ†@=Port Townsend		685	7
*†Time Warner Cable Class A		7	185
Total Common Stock
(cost $660,328)			112,438

CONVERTIBLE PREFERRED STOCK–0.08%
•Citigroup Funding 4.943%
exercise price $29.50,
expiration date 9/27/08		32,000	593,920
General Motors 5.25%
exercise price $64.90,
expiration date 3/6/32		21,750	297,975
Total Convertible Preferred
Stock (cost $1,354,732)			891,895

Diversified Income Series-18

Delaware VIP Diversified Income Series
Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)
PREFERRED STOCK–0.40%
JPMorgan Chase 7.90%	4,615,000	$ 4,338,397
Õ@=Port Townsend	137	33,365
Total Preferred Stock
(cost $4,646,906)		4,371,762

WARRANT–0.00%
Õ†@=Port Townsend	137	0

Total Warrant
(cost $3,288)		0

	Principal
	Amount°
≠DISCOUNT NOTE–4.38%
Federal Home Loan Bank
2.03% 7/1/08	USD 48,312,727	$48,312,727
Total Discount Note
(cost $48,312,727)		48,312,727

Total Value of Securities
Before Securities Lending
Collateral–101.85%
(cost $1,139,567,313)		1,124,267,224

	Number of
	Shares
SECURITIES LENDING COLLATERAL**–9.77%
Investment Companies
Mellon GSL DBT II
Collateral Fund	107,918,275	107,918,275
Total Securities Lending Collateral
(cost $107,918,275)		107,918,275

TOTAL VALUE OF SECURITIES–111.62% (cost $1,247,485,588)	1,232,185,499 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(9.77%)	(107,918,275)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(1.85%)	(20,378,221)
NET ASSETS APPLICABLE TO 113,319,775 SHARES OUTSTANDING–100.00%	$1,103,889,003
NET ASSET VALUE–DELAWARE VIP DIVERSIFIED INCOME SERIES STANDARD CLASS ($635,224,779 / 65,112,101 Shares)	$9.76
NET ASSET VALUE–DELAWARE VIP DIVERSIFIED INCOME SERIES SERVICE CLASS ($468,664,224 / 48,207,674 Shares)	$9.72
COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization–no par)	$1,097,474,490
Undistributed net investment income	27,041,047
Accumulated net realized loss on investments	(5,144,860)
Net unrealized depreciation of investments and foreign currencies	(15,481,674)
Total net assets	$1,103,889,003
____________________

°Principal amount shown is stated in the currency in which each security is denominated.
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CLP – Chilean Peso
COP – Columbian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiah
ISK – Iceland Krona
ISL – Israeli Shekel
JPY – Japanese Yen
MXN – Mexican Peso
MYR – Malaysia Ringgit
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PLN – Polish Zloty
RUB – Russian Ruble
SEK – Swedish Krona
USD – United States Dollar

Diversified Income Series-19

Delaware VIP Diversified Income Series
Statement of Net Assets (continued)

•	Variable rate security. The rate shown is the rate as of June 30, 2008.
*	Fully or partially on loan.
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
¥	Fully or partially pledged as collateral for financial futures contracts.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2008, the aggregate amount of Rule 144A securities was $100,867,846, which represented 9.14% of the Series’ net assets. See Note 13 in “Notes to financial statements.”
†	Non income producing security.
Õ	Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At June 30, 2008, the aggregate amount of the restricted securities was $4,985,007, or 0.45% of the Series’ net assets. See Note 13 in “Notes to financial statements.”
@	Illiquid security. At June 30, 2008, the aggregate amount of illiquid securities was $7,109,294, which represented 0.64% of the Series’ net assets. See Note 13 in “Notes to financial statements.”
=	Security is being fair valued in accordance with the Series’ fair valuation policy. At June 30, 2008, the aggregate amount of fair valued securities was $223,255, which represented 0.02% of the Series’ net assets. See Note 1 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
‡	Non-income producing security. Security is currently in default.
Δ	Securities have been classified by country of origin.
§	Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 12 in “Notes to financial statements.”
©	Includes $107,898,589 of securities loaned.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
CPN – Coupon
FGIC – Insured by the Federal Guaranty Insurance Company
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
O.A.T. – Obligation Assimilable au Tresor (Treasury Obligation)
PIK – Pay-In-Kind
RSB – Rate Stabilization Bonds
S.F. – Single Family
TBA – To Be Announced
yr – Year

Diversified Income Series-20

Delaware VIP Diversified Income Series
Statement of Net Assets (continued)

The following foreign currency exchange contracts and foreign cross currency exchange contracts, futures contracts, written options and swap contracts were outstanding at June 30, 2008:

Foreign Currency Exchange Contracts1

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(13,471,822)	USD	12,788,660	7/31/08	$ (59,322)
BRL	(4,626,275)	USD	2,783,055	7/31/08	(103,494)
CAD	(837,856)	USD	823,932	8/29/08	3,369
CLP	3,038,320,675	USD	(5,922,275)	7/31/08	(131,966)
COP	(41,912,000)	USD	22,594	7/31/08	691
EUR	2,119,000	ISK	(268,562,060)	7/31/08	(56,183)
EUR	(3,251,224)	JPY	529,470,924	7/31/08	(125,933)
EUR	4,254,745	NOK	(33,665,945)	7/31/08	100,118
EUR	1,388,304	NZD	(2,799,113)	7/31/08	63,822
EUR	(1,185,195)	SEK	11,043,643	7/31/08	(32,138)
EUR	(1,614,000)	USD	2,539,798	7/1/08	(1,445)
EUR	(1,174,995)	USD	2,315,211	7/31/08	(19,426)
EUR	(1,594,903)	USD	2,497,921	7/31/08	(9,096)
EUR	(5,849,804)	USD	9,165,139	7/31/08	(30,131)
GBP	(534,784)	CAD	1,038,561	7/31/08	(45,082)
GBP	(854,830)	USD	1,700,000	7/1/08	(2,778)
GBP	(1,417,788)	USD	2,779,090	7/31/08	(37,961)
GBP	(283,639)	USD	551,600	7/31/08	(11,972)
IDR	(1,252,821,000)	USD	2,246,598	7/31/08	(58,352)
ISL	7,498,736	USD	2,215,939	8/29/08	20,387
JPY	816,019,549	EUR	(5,026,608)	7/31/08	(201,001)
JPY	2,236,838,013	USD	(21,483,179)	7/31/08	(375,471)
JPY	(992,918,540)	USD	9,569,930	7/31/08	200,349
JPY	36,704,167	USD	(341,399)	8/29/08	5,485
MXN	11,740,700	USD	(1,130,000)	7/31/08	3,014
MXN	(17,458,116)	USD	1,667,069	7/31/08	(17,693)
MXN	(63,407,703)	USD	6,053,241	7/31/08	(65,799)
MYR	7,344,000	USD	(2,258,650)	8/29/08	(10,475)
MYR	(6,315,975)	USD	1,931,112	7/31/08	(2,074)
NOK	10,787,764	USD	(2,125,710)	7/31/08	(14,717)
NOK	(10,910,000)	USD	(2,156,126)	7/31/08	13,928
NZD	(4,418,402)	AUD	3,619,861	7/31/08	108,270
NZD	(4,582,742)	USD	3,557,022	7/31/08	88,679
PLN	(3,422,590)	USD	1,573,966	8/29/08	(22,633)
RUB	36,173,097	USD	(1,528,225)	7/31/08	12,341
SEK	(8,291,536)	USD	1,392,915	7/31/08	18,309
					$(796,380)

Diversified Income Series-21

Delaware VIP Diversified Income Series
Statement of Net Assets (continued)

Futures Contracts[2]

					Unrealized
		Notional	Notional		Appreciation
Contracts to Buy		Cost	Value	Expiration Date	(Depreciation)
29	Euro Bond	$5,037,541	$5,048,681	9/8/08	$11,140
7	Japanese Treasury 10 yr Notes	8,748,939	8,930,909	9/10/08	181,970
60	Long Gilt Bond	12,615,788	12,476,380	9/26/08	(139,408)
1,005	U.S. Treasury 5 yr Notes	110,634,008	111,107,461	9/30/08	473,453
(45)	U.S. Treasury Long Bond	5,061,034	5,201,719	9/19/08	(140,685)
		$142,097,310			$386,470

Written Options[3]

	Number of	Notional			Unrealized
Description	Contracts	Value	Exercise Price	Exercise Date	Appreciation
Written Put Options
U.S. Treasury 10 yr Future	(445)	$396,328	$113	8/22/08	$117,166

Swap Contracts4
Credit Default Swap Contracts

		Annual		Unrealized
Swap Counterparty &	Notional	Protection		Appreciation
Referenced Obligation	Value	Payments	Termination Date	(Depreciation)
Protection Purchased:
Goldman Sachs
Kraft Food 10 yr CDS	$2,075,000	0.77%	12/20/17	$63,843
JPMorgan Chase Bank
CDX Emerging Markets 9.1 yr CDS	3,484,000	2.65%	6/20/13	(10,876)
Embarq 7 yr CDS	985,000	0.77%	9/20/14	83,587
iStar Financial 5 yr CDS	1,095,000	7.28%	6/20/13	(6,628)
Lehman Brothers
Autozone 7 yr CDS	850,000	0.445%	6/20/14	22,281
Avon Products 7 yr CDS	850,000	0.245%	6/20/14	10,805
Gannet 7 yr CDS	737,000	0.88%	9/20/14	71,744
Home Depot 5 yr CDS	1,900,000	0.50%	9/20/12	48,317
McDonald’s 7 yr CDS	850,000	0.18%	6/20/14	5,917
New York Times 7 yr CDS	737,000	0.75%	9/20/14	78,026
Newell Rubber 7 yr CDS	850,000	0.385%	6/20/14	21,388
Sara Lee 7 yr CDS	737,000	0.60%	9/20/14	3,717
Target 5 yr CDS	1,125,000	0.57%	12/20/12	7,661
TJX Companies 7 yr CDS	850,000	0.61%	6/20/14	(3,967)
Washington Mutual
4 yr CDS	751,800	0.85%	9/20/11	113,648
10 yr CDS	545,000	3.15%	12/20/17	52,213
Total	$18,421,800			$561,676

The use of foreign currency exchange contracts and foreign cross currency exchange contracts, futures contracts, written options, and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

[1]See Note 8 in “Notes to financial statements.”
[2]See Note 9 in “Notes to financial statements.”
[3]See Note 10 in “Notes to financial statements.”
[4]See Note 11 in “Notes to financial statements.”

See accompanying notes

Diversified Income Series-22

Delaware VIP Trust —
Delaware VIP Diversified Income Series
Statement of Asset and Liabilities
June 30, 2008 (Unaudited)

ASSETS:
Investments, at value (including $107,898,589 of
securities loaned)	$1,124,267,224
Short-term investments held as collateral
for loaned securities	107,918,275
Cash	11,715,515
Foreign currencies	3,132,900
Foreign currency contracts, at value	402,618
Receivables for securities sold	20,191,003
Dividends and interest receivable	12,585,713
Receivables for fund shares sold	1,434,842
Credit default swaps, at value
(including up front payment paid of $3,076)[1]	558,600
Variation margin receivable on futures contracts	21,840
Securities lending income receivable	46,095
Total assets	1,282,274,625

LIABILITIES:
Payables for securities purchased	67,198,477
Obligation to return securities lending collateral	107,918,275
Payables for fund shares redeemed	792,496
Foreign currency contracts, at value	1,198,998
Written options, at value	396,328
Accrued protection payments on credit default swaps	5,978
Due to manager and affiliates	708,936
Other accrued expenses	161,120
Other liabilities	5,014
Total liabilities	178,385,622

Total Net Assets	$1,103,889,003

Investments, at cost	$1,139,567,313
Cost of short-term investments held as collateral
for loaned securities	107,918,275
Foreign currencies, at cost	3,070,431
Premiums received on options written	513,494

[1]See Note 11 in “Notes to financial statements.”

See accompanying notes

Diversified Income Series-23

Delaware VIP Trust —
Delaware VIP Diversified Income Series
Statement of Operations
Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Interest	$28,125,682
Securities lending income	450,418
Dividends	69,410
Foreign tax witheld	(73,889)
28,571,621

EXPENSES:
Management fees	3,195,470
Distribution expenses – Service Class	645,606
Accounting and administration expenses	206,294
Custodian fees	69,323
Legal fees	66,970
Dividend disbursing and transfer agent fees and expenses	66,130
Reports and statements to shareholders	49,648
Audit and tax	28,589
Trustees’ fees	27,636
Pricing fees	23,532
Insurance fees	14,276
Registration fees	6,510
Consulting fees	4,496
Taxes (other than taxes on income)	3,139
Dues and services	1,901
Trustees’ expenses	1,498
4,411,018
Less waiver of distribution expenses – Service Class	(107,601)
Less expense paid indirectly	(34,205)
Total operating expenses	4,269,212

NET INVESTMENT INCOME	24,302,409

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	(6,210,371)
Futures contracts	(484,819)
Swap contracts	(655,193)
Written options	2,147,089
Foreign currencies	5,821,503
Net realized gain	618,209
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(21,696,814)

NET REALIZED AND UNREALIZED LOSS ON
INVESTMENTS AND FOREIGN CURRENCIES	(21,078,605)

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$3,223,804

See accompanying notes

Delaware VIP Trust —
Delaware VIP Diversified Income Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/08	Ended
	(Unaudited)	12/31/07
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$24,302,409	$35,491,593
Net realized gain on investments and
foreign currencies	618,209	15,745,512
Net change in unrealized appreciation/
depreciation of investments and
foreign currencies	(21,696,814)	(1,546,316)
Net increase in net assets
resulting from operations	3,223,804	49,690,789

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(23,559,654)	(10,799,019)
Service Class	(15,920,819)	(6,977,327)
Net realized gain on investments:
Standard Class	(8,085,906)	(882,938)
Service Class	(5,823,668)	(614,951)
	(53,390,047)	(19,274,235)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	161,729,472	248,039,572
Service Class	152,446,233	169,225,333
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	31,645,560	11,681,957
Service Class	21,744,487	7,592,278
	367,565,752	436,539,140

Cost of shares repurchased:
Standard Class	(50,406,676)	(51,186,995)
Service Class	(41,729,570)	(40,114,941)
	(92,136,246)	(91,301,936)
Increase in net assets derived from
capital share transactions	275,429,506	345,237,204

NET INCREASE IN NET ASSETS	225,263,263	375,653,758

NET ASSETS:
Beginning of period	878,625,740	502,971,982
End of period (including undistributed
net investment income of $27,041,047 and
$37,375,178, respectively)	$1,103,889,003	$878,625,740

See accompanying notes

Diversified Income Series-24

Delaware VIP Trust — Delaware VIP Diversified Income Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Diversified Income Series Standard Class
	Six Months
	Ended					5/16/03[2]
	6/30/08[1]	Year Ended				to
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Net asset value, beginning of period	$ 10.220	$ 9.830	$ 9.260	$ 9.450	$ 8.940	$8.500

Income (loss) from investment operations:
Net investment income[3]	0.242	0.527	0.496	0.373	0.348	0.240
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.158)	0.207	0.227	(0.416)	0.395	0.200
Total from investment operations	0.084	0.734	0.723	(0.043)	0.743	0.440

Less dividends and distributions from:
Net investment income	(0.405)	(0.318)	(0.153)	(0.099)	(0.233)	–
Net realized gain on investments	(0.139)	(0.026)	–	(0.048)	–	–
Total dividends and distributions	(0.544)	(0.344)	(0.153)	(0.147)	(0.233)	–

Net asset value, end of period	$ 9.760	$ 10.220	$ 9.830	$ 9.260	$ 9.450	$8.940

Total return[4]	0.72%	7.63%	7.92%	(0.45% )	8.47%	5.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$635,225	$521,511	$294,248	$90,811	$14,770	$2,104
Ratio of expenses to average net assets	0.73%	0.73%	0.79%	0.79%	0.80%	0.80%
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly	0.73%	0.73%	0.79%	0.86%	0.98%	1.59%
Ratio of net investment income to average net assets	4.83%	5.30%	5.26%	4.02%	3.82%	4.43%
Ratio of net investment income to average net assets prior
to expense limitation and expenses paid indirectly	4.83%	5.30%	5.26%	3.95%	3.64%	3.64%
Portfolio turnover	247%	299%	311%	400%	493%	521%
____________________

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]Commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3]The average shares outstanding method has been applied for per share information.
[4]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Diversified Income Series-25

Delaware VIP Diversified Income Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Diversified Income Series Service Class
	Six Months
	Ended					5/16/03[2]
	6/30/08[1]	Year Ended				to
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Net asset value, beginning of period	$ 10.180	$ 9.790	$ 9.230	$ 9.410	$ 8.930	$8.500

Income (loss) from investment operations:
Net investment income[3]	0.229	0.502	0.472	0.350	0.326	0.216
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.170)	0.209	0.218	(0.406)	0.373	0.214
Total from investment operations	0.059	0.711	0.690	(0.056)	0.699	0.430

Less dividends and distributions from:
Net investment income	(0.380)	(0.295)	(0.130)	(0.076)	(0.219)	–
Net realized gain on investments	(0.139)	(0.026)	–	(0.048)	–	–
Total dividends and distributions	(0.519)	(0.321)	(0.130)	(0.124)	(0.219)	–

Net asset value, end of period	$ 9.720	$ 10.180	$ 9.790	$ 9.230	$ 9.410	$8.930

Total return[4]	0.48%	7.41%	7.57%	(0.59% )	7.85%	5.06%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$468,664	$357,115	$208,724	$130,870	$47,417	$ –
Ratio of expenses to average net assets	0.98%	0.98%	1.04%	1.04%	1.05%	1.05%
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly	1.03%	1.03%	1.09%	1.16%	1.28%	1.89%
Ratio of net investment income to average net assets	4.58%	5.05%	5.01%	3.77%	3.57%	4.18%
Ratio of net investment income to average net assets prior
to expense limitation and expenses paid indirectly	4.53%	5.00%	4.96%	3.65%	3.34%	3.34%
Portfolio turnover	247%	299%	311%	400%	493%	521%
____________________

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]Commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[3]The average shares outstanding method has been applied for per share information.
[4]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager and distributor, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Diversified Income Series-26

Delaware VIP Trust — Delaware VIP Diversified Income Series
Notes to Financial Statements
June 30, 2008 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 14 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Diversified Income Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum long-term total return consistent with reasonable risk.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and asked prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes—The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2008, the Series held no investments in repurchase agreements.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes

Diversified Income Series-27

Delaware VIP Diversified Income Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
have been provided for in accordance with the Series’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on the average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended June 30, 2008, the Series was charged $25,787 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2009 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2008, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$552,920	$19,512	$94,659	$41,845
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2008, the Series was charged $35,898 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

Diversified Income Series-28

Delaware VIP Diversified Income Series
Notes to Financial Statements (continued)

3. Investments
For the six months ended June 30, 2008, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities	$791,375,693
Purchases of U.S. government securities	647,095,634
Sales other than U.S. government securities	533,244,087
Sales of U.S. government securities	643,721,922

At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Depreciation
$1,248,641,710	$11,710,685	$(28,166,896)	$(16,456,211)

Effective January 1, 2008, the Series adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

Level	Securities	Derivatives
Level 1	$ 133,721,343	$ –
Level 2	1,079,414,907	326,955
Level 3	19,049,249	–
Total	$1,232,185,499	$326,955

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 3/31/08	$29,574,065
Net realized gain (loss)	(1,127,768)
Net change in unrealized
appreciation/depreciation	2,094,463
Net purchases, sales, and settlements	(6,611,835)
Net transfers in and/or out of Level 3	(4,879,676)
Balance as of 6/30/08	$19,049,249

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/08	$ (121,380)

Diversified Income Series-29

Delaware VIP Diversified Income Series
Notes to Financial Statements (continued)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2008 and the year ended December 31, 2007 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/08*	12/31/07
Ordinary income	$50,138,696	$19,213,099
Long-term capital gain	3,251,351	61,136
Total	$53,390,047	$19,274,235

____________________

*Tax information for the six months ended June 30, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$1,097,474,490
Undistributed ordinary income	30,807,774
Realized losses 1/1/08 – 6/30/08	(3,360,509)
Other temporary differences	(3,926,805)
Unrealized appreciation of investments,
swap contracts and foreign currencies	(17,105,947)
Net assets	$1,103,889,003

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, straddle loss deferrals, mark-to-market of foreign currency contracts and tax treatment of CDS contracts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of paydown gains (losses) of mortgage- and asset-backed securities, dividends and distributions, CDS contracts, gain (loss) on foreign currency transactions and foreign future contracts. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2008, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Gain (Loss)
$4,843,933	$(4,843,933)

Diversified Income Series-30

Delaware VIP Diversified Income Series
Notes to Financial Statements (continued)

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/08	12/31/07
Shares sold:
Standard Class	15,960,199	24,961,702
Service Class	15,082,100	17,034,144

Shares issued upon reinvestment of
dividends and distributions:
Standard Class	3,180,458	1,196,922
Service Class	2,191,985	780,296
	36,414,742	43,973,064

Shares repurchased:
Standard Class	(5,046,682)	(5,084,546)
Service Class	(4,158,015)	(4,052,036)
	(9,204,697)	(9,136,582)
Net increase	27,210,045	34,836,482

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2008, or at any time during the period then ended.

8. Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

9. Futures Contracts
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Diversified Income Series-31

Delaware VIP Diversified Income Series
Notes to Financial Statements (continued)

10. Written Options
During the six months ended June 30, 2008, the Series entered into options contracts in accordance with its investment objectives. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in written options during the six months ended June 30, 2008 for the Series were as follows:

	Number of contracts	Premiums
Options outstanding at December 31, 2007	–	$–
Options written	5,540	3,592,205
Options expired	(1,820)	(1,192,977)
Options terminated in closing purchase transactions	(3,275)	(1,885,734)
Options outstanding at June 30, 2008	445	$513,494

11. Swap Contracts
The Series may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Series may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Series on favorable terms. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the six months ended June 30, 2008, the Series entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

CDS contracts may involve greater risks than if the Series had invested in the referenced obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Series enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown above.

Diversified Income Series-32

Delaware VIP Diversified Income Series
Notes to Financial Statements (continued)

12. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirement. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records securities lending income net of allocations to the security lending agent and the borrower.

At June 30, 2008, the value of the securities on loan was $107,898,589, for which the Series received collateral, comprised of non-cash collateral valued at $4,662,213 and cash collateral of $107,918,275. Investments purchased with cash collateral are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

13. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in fixed income securities whose value is derived from underlying mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of net assets.

14. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

Diversified Income Series-33

Delaware VIP Trust — Delaware VIP Diversified Income Series

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments® Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

Other Series Information

Board Consideration of Delaware VIP Diversified Income Series Investment Advisory Agreement

At a meeting held on May 20-22, 2008 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees (the “Independent Trustees”), approved the renewal of the Investment Advisory Agreement for the Delaware VIP Diversified Income Series (the “Series”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed in February 2008 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed the Lipper reports with counsel to the Independent Trustees (“Counsel”) at the February 2008 Board meeting and discussed such reports further with Counsel earlier in the Annual Meeting. The Board requested and received certain information regarding Management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to invest fully in accordance with Series policies.

In considering information relating to the approval of the Series’ advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent counsel. Although the Trustees gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board in its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service as well as Delaware Investments’ expenditures to improve the delivery of shareholder services. During 2007, Management commenced the outsourcing of certain investment accounting functions that are expected to further improve the quality and the cost of delivering investment accounting services to the Series. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Diversified Income Series-34

Delaware VIP Trust — Delaware VIP Diversified Income Series
Other Series Information (continued)

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest, ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one- and three-year periods ended December 31, 2007. The Board’s objective is that the performance of each Series for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all general bond funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one-year period was in the first quartile of its Performance Universe. The report further showed that the Series’ total return for the three-year period was in the second quartile. The Board was satisfied with performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of October 31, 2007 and the most recent fiscal year end for comparative funds as of August 31, 2007 or earlier. For any fund with a fiscal year end after August 31, 2007, such fund’s expense data were measured as of its fiscal year end for 2006. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of the Series and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Series’ total expense ratio to and amount competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

Diversified Income Series-35

Delaware VIP Trust — Delaware VIP Diversified Income Series
Other Series Information (continued)

The expense comparisons for the Series showed that the actual management fee was in the quartile with the second highest expenses of its Expense Group and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the total expenses of the Series in comparison to its Expense Group.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the level of management fees was reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. The Board also noted that the Series’ assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Series and its shareholders.

PO13178 SA-VIPDIVINC [6/08] DG3 8/08 (3381)	Diversified Income Series-36

Delaware VIP Trust
Delaware VIP Emerging Markets Series

Semiannual Report

June 30, 2008

Delaware VIP Trust — Delaware VIP Emerging Markets Series
Disclosure of Series Expenses
For the Period January 1, 2008 to June 30, 2008

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class Shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratios	6/30/08*
Actual Series Return
Standard Class	$1,000.00	$ 914.30	1.41%	$6.71
Service Class	1,000.00	913.50	1.66%	7.90
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,017.85	1.41%	$7.07
Service Class	1,000.00	1,016.61	1.66%	8.32

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Emerging Markets Series-1

Delaware VIP Trust — Delaware VIP Emerging Markets Series
Country and Sector Allocation
As of June 30, 2008

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may also represent the investment manager’s internal sector classifications, which may result in the sector designations for one Series being different than another Series’ sector designations.

Percentage
Sector	of Net Assets
Common Stock	93.93%
Argentina	3.16%
Australia	0.30%
Brazil	14.68%
China	9.21%
Colombia	0.29%
France	0.69%
Hungary	0.46%
India	1.33%
Indonesia	2.08%
Israel	1.26%
Kazakhstan	1.21%
Malaysia	2.98%
Mexico	7.22%
Pakistan	0.14%
Peru	0.77%
Philippines	0.23%
Poland	1.43%
Republic of Korea	13.84%
Russia	9.67%
South Africa	8.99%
Taiwan	6.55%
Thailand	2.03%
Turkey	2.94%
United Kingdom	1.37%
United States	1.10%
Preferred Stock	5.02%
Brazil	3.06%
Republic of Korea	1.40%
Russia	0.56%
Participation Notes	0.57%
Securities Lending Collateral	12.64%
Total Value of Securities	112.16%
Obligation to Return Securities Lending Collateral	(12.64% )
Receivables and Other Assets Net of Liabilities	0.48%
Total Net Assets	100.00%

Percentage
Sector²	of Net Assets
Consumer Discretionary	6.76%
Consumer Staples	6.43%
Energy	26.50%
Financials	9.40%
Industrials	7.66%
Information Technology	6.95%
Materials	14.49%
Telecommunication Services	12.28%
Utilities	9.05%
Total	99.52%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Emerging Markets Series-2

Delaware VIP Trust — Delaware VIP Emerging Markets Series
Statement of Net Assets
June 30, 2008 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK–93.93%Δ
Argentina–3.16%
*Cresud ADR	619,019	$9,198,623
†Empresa Distribuidora Y Comercializadora
Norte ADR	152,000	1,732,800
†#Grupo Clarin Class B 144A GDR	209,100	2,185,220
*†Grupo Financiero Galicia ADR	214,200	1,060,290
*IRSA Inversiones y
Representaciones GDR	277,000	3,121,790
*†Petrobras Energia Participaciones ADR	202,200	2,426,400
		19,725,123
Australia–0.30%
†Alara Uranium	119,472	9,386
*†Strike Resources	907,648	1,843,493
		1,852,879
Brazil–14.68%
AES Tiete	359,636	4,373,436
Centrais Eletricas Brasileiras	1,216,923	22,421,998
Cia Vale do Rio Doce ADR	78,502	2,342,500
†CSU Cardsystem	309,600	1,004,505
Energias do Brasil	693,700	13,742,419
*Gol Linhas Aereas Inteligentes ADR	83,900	946,392
†Lupatech	14,800	541,137
Petroleo Brasileiro ADR	1,099,800	37,383,194
*†Tam ADR	67,700	1,294,424
*†Tim Participacoes ADR	104,600	2,973,778
†Triunfo Participacoes e Investimentos	61,000	207,051
*Votorantim Celulose e Papel ADR	158,600	4,236,206
		91,467,040
China–9.21%■
*†51job ADR	67,300	1,232,936
*Beijing Capital International Airport	200,000	166,470
*China Netcom Group ADR	120,500	6,578,095
*China Petroleum & Chemical ADR	33,800	3,139,682
China Telecom	6,918,000	3,761,904
*China Unicom	3,327,021	6,178,534
China Unicom ADR	379,400	7,026,488
*†China Water Affairs Group	984,866	290,513
†Chongqing Machinery & Electric	10,000,000	1,128,610
CNPC	3,456,900	1,631,533
First Pacific	2,682,000	1,692,331
*Fountain Set Holdings	1,987,200	252,312
†Foxconn International Holdings	1,250,000	1,211,974
*Johnson Electric Holdings	14,400	6,427
PetroChina	2,128,000	2,756,477
*PetroChina ADR	74,400	9,587,184
*Road King Infrastructure	168,300	188,434
Sinotrans	4,379,000	1,078,295
*†Spreadtrum Communications ADR	138,300	690,117
Texwinca Holdings	2,414,000	2,012,389
†Tom Group	26,542,000	1,565,860
TravelSky Technology Class H	2,806,700	1,846,608
Yue Yuen Industrial Holdings	1,409,000	3,346,673
		57,369,846
Colombia–0.29%
#Almacenes Exito GDR 144A	274,500	1,827,594
		1,827,594
France–0.69%
*Vallourec	12,164	4,269,221
		4,269,221
Hungary–0.46%
*OTP Bank	69,034	2,890,386
		2,890,386
India–1.33%
ICICI Bank ADR	41,300	1,187,788
†Indiabulls Real Estate GDR	44,628	290,974
*#Reliance Industries 144A GDR	65,189	6,414,597
†Sify ADR	102,500	393,600
		8,286,959
Indonesia–2.08%
Aneka Tambang	7,313,000	2,518,308
Gudang Garam	4,842,227	3,387,462
†Indika Energy	807,000	286,652
Medco Energi Internasional	3,000,000	1,537,421
Tambang Batubara Bukit Asam	2,935,775	5,221,992
		12,951,835
Israel–1.26%
Israel Chemicals	336,241	7,843,411
		7,843,411
Kazakhstan–1.21%
KazMunaiGas Exploration
Production GDR	243,186	7,538,766
		7,538,766
Malaysia–2.98%
Bursa Malaysia	1,032,700	2,354,588
Eastern & Oriental	4,015,375	2,199,700
Hong Leong Bank	2,376,217	4,254,282
KLCC Property Holdings	1,766,200	1,470,257
Media Prima	1,055,500	584,684
MISC - Foreign	404,412	1,027,275
Oriental Holdings	1,436,600	2,528,064
Tanjong	379,610	1,591,632
UEM World	2,846,150	2,560,882
		18,571,364
Mexico–7.22%
America Movil Series L ADR	78,000	4,114,500
*†Bolsa Mexicana de Valores	744,967	1,051,727
*Cemex ADR	191,797	4,737,386
*Consorcio	2,224,100	2,053,032
*Fomento Economico Mexicano ADR	176,000	8,009,760
*†Gruma ADR	303,900	3,291,237
Grupo Mexico Series B	1,363,167	3,092,925
*Grupo Televisa ADR	789,800	18,655,076
		45,005,643
Pakistan–0.14%
Oil & Gas Development GDR	48,282	877,187
		877,187

Emerging Markets Series-3

Delaware VIP Emerging Markets Series
Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK (continued)
Peru–0.77%
Cia de Minas Buenaventura ADR	73,800	$4,824,306
		4,824,306
Philippines–0.23%
Philippine Long Distance
Telephone ADR	26,400	1,410,288
		1,410,288
Poland–1.43%
Polski Koncern Naftowy Orlen	293,760	4,705,784
Telekomunikacja Polska	434,628	4,209,235
		8,915,019
Republic of Korea–13.84%
Cheil Industries	28,260	1,309,714
CJ	51,355	3,042,544
†D&Shop	279,500	934,786
Daelim Industrial	11,659	1,192,086
GS Holdings	50,000	1,911,140
Hana Financial Group	53,600	2,061,547
Hyundai Elevator	20,899	1,711,468
*Kookmin Bank	61,489	3,631,185
Kookmin Bank ADR	182,700	10,689,777
Korea Electric Power	127,730	3,753,190
Korea Electric Power ADR	484,500	7,039,785
KT	112,200	4,797,869
*†LG Display ADR	148,100	2,766,508
Lotte Confectionery	3,008	3,647,556
*POSCO ADR	32,700	4,243,806
Samsung C&T	37,471	2,026,629
Samsung Electronics	22,930	13,694,514
SK	9,171	1,130,496
SK Communications	107,325	1,640,905
†SK Energy	44,113	4,910,831
SK Telecom	13,785	2,509,367
SK Telecom ADR	366,300	7,608,051
		86,253,754
Russia–9.67%
*†Chelyabinsk Zink Plant GDR	77,800	610,730
=†Fifth Power Generation GDR	15,100	92,703
Gazprom ADR	421,036	24,420,087
LUKOIL ADR	27,664	2,716,605
LUKOIL ADR
(London International Exchange)	187,068	18,444,905
Mobile TeleSystems ADR	70,100	5,370,361
NovaTek GDR	37,507	3,259,358
Sberbank	715,510	2,261,012
Surgutneftegaz ADR	280,650	3,087,150
=†TGK-5 GDR	6,230	18,699
		60,281,610
South Africa–8.99%
ArcelorMittal South Africa	306,772	8,731,357
Barloworld	117,710	1,201,889
Gold Fields ADR	425,545	5,383,144
Impala Platinum Holdings	98,421	3,881,569
*JD Group	550,074	1,842,941
JSE	162,430	1,129,858
Sasol	121,822	7,167,829
*Sasol ADR	91,600	5,398,904
*Standard Bank Group	321,864	3,134,430
Steinhoff International Holdings	418,714	850,788
Sun International	190,975	2,144,965
*Telkom	646,476	11,675,348
*Tiger Brands	49,997	899,755
Tongaat Hulett Group	243,274	2,577,121
		56,019,898
Taiwan–6.55%
Cathay Financial Holding	1,931,188	4,199,205
Evergreen Marine	8,911,000	7,075,250
Formosa Chemicals & Fibre	2,255,330	4,443,341
MediaTek	335,250	3,865,763
President Chain Store	1,461,549	4,863,323
*Siliconware Precision Industries ADR	100,000	731,000
Taiwan Semiconductor Manufacturing	2,312,585	4,952,328
United Microelectronics	7,193,743	3,815,743
*United Microelectronics ADR	601,200	1,755,504
Walsin Lihwa	14,272,000	5,148,696
		40,850,153
Thailand–2.03%
Bangkok Bank	724,224	2,593,848
Charoen Pokphand Foods - Foreign	3,079,700	345,610
PTT Exploration & Production - Foreign	587,900	3,386,500
Siam Cement NVDR	1,101,493	6,344,968
		12,670,926
Turkey–2.94%
Alarko Gayrimenkul Yatirim Ortakligi	29,369	460,521
Alarko Holding	1,107,963	2,479,334
Haci Omer Sabanci Holding	350,000	1,194,822
Turk Sise ve Cam Fabrikalari	1,719,608	1,825,710
Turkcell Iletisim Hizmet	414,125	2,367,492
Turkcell Iletisim Hizmet ADR	241,000	3,506,549
Turkiye Is Bankasi Class C	1,364,084	4,456,152
Yazicilar Holding Class A	353,282	2,005,235
		18,295,815
United Kingdom–1.37%
Anglo American	85,826	6,029,797
Griffin Mining	1,846,472	2,105,701
†Mwana Africa	470,093	376,902
		8,512,400
United States–1.10%
ConocoPhillips	64,600	6,097,594
†HLS Systems International	145,100	760,324
		6,857,918
Total Common Stock
(cost $555,596,818)		585,369,341

Emerging Markets Series-4

Delaware VIP Emerging Markets Series
Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)
PREFERRED STOCK–5.02%
Brazil–3.06%
Banco do Estado do Rio Grande do Sul
Class B	371,100	$2,199,694
Braskem Class A	324,568	2,588,119
Cia Vale do Rio Doce Class A	461,280	13,714,352
LA Fonte Participacoes	1,228,595	567,268
		19,069,433
Republic of Korea–1.40%
CJ	31,500	701,341
CJ CheilJedang	17,300	1,132,398
Hyundai Motor	76,342	2,086,374
Samsung Electronics	11,195	4,824,620
		8,744,733
Russia–0.56%
Transneft	2,534	3,471,580
		3,471,580

Total Preferred Stock
(cost $24,666,323)		31,285,746

PARTICIPATION NOTES–0.57%
=#Lehman Indian Oil CW LEPO 144A	100,339	776,675
=#Lehman Oil & Natural Gas CW
LEPO 144A	146,971	2,790,326
Total Participation Notes
(cost $4,952,197)		3,567,001

Total Value of Securities Before
Securities Lending Collateral–99.52%
(cost $585,215,338)		620,222,088

SECURITIES LENDING
COLLATERAL**–12.64%
Investment Companies
Mellon GSL DBT II Collateral Fund	78,786,134	78,786,134
Total Securities Lending Collateral
(cost $78,786,134)		78,786,134

TOTAL VALUE OF SECURITIES–112.16% (cost $664,001,472)	699,008,222	©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(12.64%)	(78,786,134)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.48%	2,987,784
NET ASSETS APPLICABLE TO 29,296,632 SHARES OUTSTANDING–100.00%	$623,209,872
NET ASSET VALUE–DELAWARE VIP EMERGING MARKETS SERIES STANDARD CLASS ($311,771,432 / 14,640,593 Shares)	$21.30
NET ASSET VALUE–DELAWARE VIP EMERGING MARKETS SERIES SERVICE CLASS ($311,438,440 / 14,656,039 Shares)	$21.25
COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization–no par)	$563,368,558
Undistributed net investment income	2,325,635
Accumulated net realized gain on investments	22,463,968
Net unrealized appreciation of investments and foreign currencies	35,051,711
Total net assets	$623,209,872
____________________

†	Non income producing security.
*	Fully or partially on loan.
**	See Note 9 in “Notes to financial statements.”
©	Includes $79,511,416 of securities loaned.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2008, the aggregate amount of Rule 144A securities was $13,994,412, which represented 2.25% of Series’ net assets. See Note 10 in “Notes to financial statements.”
=	Security is being fair valued in accordance with the Series’ fair valuation policy. At June 30, 2008, the aggregate amount of fair valued securities was $3,678,403, which represented 0.59% of the Series’ net assets. See Note 1 in “Notes to financial statements.”
Δ	Securities have been classified by country of origin. Classification by type of business has been presented on page 2 in “Country and sector allocations.”
■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

Summary of Abbreviations:
ADR – American Depositary Receipts
GDR – Global Depositary Receipts
LEPO – Low Exercise Price Option
NVDR – Non-Voting Depositary Receipts

See accompanying notes

Emerging Markets Series-5

Delaware VIP Trust —
Delaware VIP Emerging Markets Series
Statement of Operations
Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends	$9,276,904
Interest	59,296
Securities lending income	260,325
Foreign tax withheld	(680,161)
8,916,364

EXPENSES:
Management fees	3,854,313
Distribution expenses – Service Class	457,246
Custodian fees	207,910
Accounting and administration expenses	124,333
Dividend disbursing and transfer agent fees and expenses	48,783
Legal fees	45,092
Reports and statements to shareholders	27,168
Audit and tax	26,339
Trustees’ fees	15,764
Pricing fees	6,984
Insurance fees	6,594
Taxes (other than taxes on income)	4,471
Consulting fees	3,091
Registration fees	1,769
Dues and services	1,529
Trustees’ expenses	950
4,832,336
Less waiver of distribution expenses – Service Class	(76,208)
Less expense paid indirectly	(1,036)
Total operating expenses	4,755,092

NET INVESTMENT INCOME	4,161,272

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	23,142,588
Foreign currencies	(39,537)
Net realized gain	23,103,051
Net change in unrealized appreciation/depreciation of
investments and foreign currencies	(85,754,450)

NET REALIZED AND UNREALIZED LOSS ON
INVESTMENTS AND FOREIGN CURRENCIES	(62,651,399)

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$(58,490,127)

See accompanying notes

Delaware VIP Trust —
Delaware VIP Emerging Markets Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/08	Ended
	(Unaudited)	12/31/07
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$4,161,272	$4,763,692
Net realized gain on investments and
foreign currencies	23,103,051	87,473,351
Net change in unrealized appreciation/
depreciation of investments
and foreign currencies	(85,754,450)	62,012,987
Net increase (decrease) in net assets
resulting from operations	(58,490,127)	154,250,030

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(4,335,219)	(3,783,511)
Service Class	(3,380,039)	(2,797,530)
Net realized gain on investments:
Standard Class	(44,109,323)	(16,362,104)
Service Class	(41,526,196)	(13,663,407)
	(93,350,777)	(36,606,552)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	46,700,210	144,959,043
Service Class	84,009,902	150,649,303
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	48,444,542	20,145,615
Service Class	44,906,235	16,460,937
	224,060,889	332,214,898
Cost of shares repurchased:
Standard Class	(51,837,602)	(70,546,768)
Service Class	(57,461,484)	(66,332,038)
	(109,299,086)	(136,878,806)
Increase in net assets derived from
capital share transactions	114,761,803	195,336,092

NET INCREASE (DECREASE)
IN NET ASSETS	(37,079,101)	312,979,570

NET ASSETS:
Beginning of period	660,288,973	347,309,403
End of period (including undistributed net
investment income of $2,325,635 and
$5,919,158, respectively)	$623,209,872	$660,288,973

See accompanying notes

Emerging Markets Series-6

Delaware VIP Trust — Delaware VIP Emerging Markets Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Emerging Markets Series Standard Class
	Six Months
	Ended
	6/30/08[1]	Year Ended
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Net asset value, beginning of period	$ 27.840	$ 22.240	$ 18.200	$ 14.500	$11.180	$ 6.770

Income (loss) from investment operations:
Net investment income[2]	0.171	0.267	0.457	0.412	0.263	0.210
Net realized and unrealized gain (loss) on investments
and foreign currencies	(2.744)	7.564	4.340	3.519	3.388	4.410
Total from investment operations	(2.573)	7.831	4.797	3.931	3.651	4.620

Less dividends and distributions from:
Net investment income	(0.355)	(0.419)	(0.243)	(0.051)	(0.331)	(0.210)
Net realized gain on investments	(3.612)	(1.812)	(0.514)	(0.180)	–	–
Total dividends and distributions	(3.967)	(2.231)	(0.757)	(0.231)	(0.331)	(0.210)

Net asset value, end of period	$ 21.300	$ 27.840	$ 22.240	$ 18.200	$14.500	$11.180

Total return[3]	(8.57% )	38.86%	27.13%	27.49%	33.47%	70.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$311,772	$346,779	$189,572	$120,292	$36,966	$14,304
Ratio of expenses to average net assets	1.41%	1.47%	1.51%	1.47%	1.50%	1.49%
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly	1.41%	1.48%	1.56%	1.57%	1.63%	1.58%
Ratio of net investment income to average net assets	1.46%	1.09%	2.37%	2.55%	2.15%	2.64%
Ratio of net investment income to average net assets prior
to expense limitation and expenses paid indirectly	1.46%	1.08%	2.32%	2.45%	2.02%	2.55%
Portfolio turnover	60%	92%	67%	18%	34%	71%
____________________

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.
[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Emerging Markets Series-7

Delaware VIP Emerging Markets Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Emerging Markets Series Service Class
	Six Months
	Ended
	6/30/08[1]			Year Ended
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Net asset value, beginning of period	$ 27.750	$ 22.180	$ 18.160	$14.480	$11.170	$ 6.770

Income (loss) from investment operations:
Net investment income[2]	0.142	0.205	0.409	0.372	0.231	0.197
Net realized and unrealized gain (loss) on investments
and foreign currencies	(2.736)	7.548	4.328	3.507	3.397	4.402
Total from investment operations	(2.594)	7.753	4.737	3.879	3.628	4.599

Less dividends and distributions from:
Net investment income	(0.294)	(0.371)	(0.203)	(0.019)	(0.318)	(0.199)
Net realized gain on investments	(3.612)	(1.812)	(0.514)	(0.180)	–	–
Total dividends and distributions	(3.906)	(2.183)	(0.717)	(0.199)	(0.318)	(0.199)

Net asset value, end of period	$ 21.250	$ 27.750	$ 22.180	$18.160	$14.480	$11.170

Total return[3]	(8.65% )	38.51%	26.81%	27.11%	33.26%	70.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$311,438	$313,510	$157,737	$78,576	$12,045	$ 144
Ratio of expenses to average net assets	1.66%	1.72%	1.76%	1.72%	1.75%	1.71%
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly	1.71%	1.78%	1.86%	1.87%	1.93%	1.83%
Ratio of net investment income to average net assets	1.21%	0.84%	2.12%	2.30%	1.90%	2.42%
Ratio of net investment income to average net assets prior
to expense limitation and expenses paid indirectly	1.16%	0.78%	2.02%	2.15%	1.72%	2.30%
Portfolio turnover	60%	92%	67%	18%	34%	71%
____________________

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.
[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager and distributor, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Emerging Markets Series-8

Delaware VIP Trust — Delaware VIP Emerging Markets Series
Notes to Financial Statements
June 30, 2008 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 14 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Emerging Markets Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes—The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2008, the Series held no investments in repurchase agreements.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates.

Emerging Markets Series-9

Delaware VIP Emerging Markets Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 1.25% on the first $500 million of average daily net assets of the Series, 1.20% on the next $500 million, 1.15% on the next $1.5 billion, and 1.10% on average daily net assets in excess of $2.5 billion.

Prior to May 1, 2008, DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) did not exceed 1.50% of average daily net assets of the Series. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Series’ Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Series.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended June 30, 2008, the Series was charged $15,542 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2009 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2008, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fees Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$665,940	$13,957	$66,396	$22,437
____________________

*DMC as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2008, the Series was charged $21,288 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

Emerging Markets Series-10

Delaware VIP Emerging Markets Series
Notes to Financial Statements (continued)

3. Investments
For the six months ended June 30, 2008, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$212,219,774
Sales	184,119,911

At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$662,937,267	$109,543,373	$(73,472,418)	$36,070,955

Effective January 1, 2008, the Series adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

Level	Securities
Level 1	$687,834,615
Level 2	7,606,606
Level 3	3,567,001
Total	$699,008,222

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 3/31/08	$647,717,937
Net realized gain (loss)	119,408
Net change in unrealized
appreciation/depreciation	(6,448,618)
Net purchases, sales, and settlements	2,086,999
Net transfers in and/or out of Level 3	(56,908,725)
Balance as of 6/30/08	$3,567,001

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/08	$(1,150,047)

Emerging Markets Series-11

Delaware VIP Emerging Markets Series
Notes to Financial Statements (continued)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2008 and the year ended December 31, 2007 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/08*	12/31/07
Ordinary income	$68,390,497	$13,358,322
Long-term capital gain	24,960,280	23,248,230
	$93,350,777	$36,606,552
____________________

*Tax information for the six months ended June 30, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$563,368,558
Undistributed ordinary income	461,024
Undistributed long-term capital gains	23,264,374
Unrealized appreciation of investments and foreign currencies	36,115,916
Net assets	$623,209,872

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax recognition of unrealized gain on investments in passive foreign investment companies.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2008, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Gain (Loss)
$(39,537)	$39,537

Emerging Markets Series-12

Delaware VIP Emerging Markets Series
Notes to Financial Statements (continued)

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/08	12/31/07
Shares sold:
Standard Class	1,962,558	5,823,019
Service Class	3,558,106	6,063,437

Shares issued upon reinvestment of dividends and distributions:
Standard Class	2,388,784	986,563
Service Class	2,217,592	807,304
	10,127,040	13,680,323

Shares repurchased:
Standard Class	(2,167,187)	(2,876,176)
Service Class	(2,416,568)	(2,684,391)
	(4,583,755)	(5,560,567)
Net increase	5,543,285	8,119,756

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2008, or at any time during the period then ended.

8. Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no foreign currency exchange contracts outstanding at June 30, 2008.

9. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirement. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records securities lending income net of allocations to the security lending agent and the borrower.

At June 30, 2008, the value of the securities on loan was $79,511,416, for which the Series received collateral, comprised of non-cash collateral valued at $6,428,742, and cash collateral of $78,786,134. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral.”

Emerging Markets Series-13

Delaware VIP Emerging Markets Series
Notes to Financial Statements (continued)

10. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2008, no securities have been determined to be illiquid under the Series’ Liquidity Procedures. Rule 144A securities have been identified on the Statement of Net Assets.

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments® Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

Emerging Markets Series-14

Delaware VIP Trust — Delaware VIP Emerging Markets Series
Other Series Information

Board Consideration of Delaware VIP Emerging Markets Series Investment Advisory Agreement

At a meeting held on May 20-22, 2008 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees (the “Independent Trustees”), approved the renewal of the Investment Advisory Agreement for the Delaware VIP Emerging Markets Series (the “Series”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed in February 2008 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed the Lipper reports with counsel to the Independent Trustees (“Counsel”) at the February 2008 Board meeting and discussed such reports further with Counsel earlier in the Annual Meeting. The Board requested and received certain information regarding Management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to invest fully in accordance with Series policies.

In considering information relating to the approval of the Series’ advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent counsel. Although the Trustees gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board in its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service as well as Delaware Investments’ expenditures to improve the delivery of shareholder services. During 2007, Management commenced the outsourcing of certain investment accounting functions that are expected to further improve the quality and the cost of delivering investment accounting services to the Series. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest, ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three-, five- and ten-year periods ended December 31, 2007. The Board’s objective is that the performance of each Series for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all emerging markets funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one-year period was in the second quartile. The Lipper report further showed that the Series’ total return for the three-year period was in the fourth quartile and the Series’ total return for the five- and ten-year periods was in the first quartile. The Board noted that the Series’ performance results were mixed but overall tended toward median, which was acceptable.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of October 31, 2007 and the most recent fiscal year end for comparative funds as of August 31, 2007 or earlier. For any fund with a fiscal year end after August 31, 2007, such fund’s expense data were measured as of its fiscal year end for 2006. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of the Series and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Series’ total expense ratio to and amount competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

Emerging Markets Series-15

Delaware VIP Emerging Markets Series
Other Series Information (continued)

The expense comparisons for the Series showed that the actual management fee and total expenses were in the quartile with the highest expenses of its Expense Group. The Board noted that the Series’ total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered recent initiatives implemented by Management, such as the outsourcing of certain transfer agency and investment accounting services, creating an opportunity for a reduction in expenses. Consequently, the Board was satisfied with Management’s efforts to improve the Series’ total expense ratio and bring it in line with the Board’s objective.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the level of management fees was reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. The Board also noted that the Series’ assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Series and its shareholders.

PO13178 SA-VIPEM [6/08] DG3 8/08 (3381)	Emerging Markets Series-16

Delaware VIP Trust
Delaware VIP Growth Opportunities Series

Semiannual Report

June 30, 2008

Delaware VIP Trust — Delaware VIP Growth Opportunities Series
Disclosure of Series Expenses
For the Period January 1, 2008 to June 30, 2008

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratios	6/30/08*
Actual Series Return
Standard Class	$1,000.00	$ 919.10	0.96%	$4.58
Service Class	1,000.00	917.70	1.21%	5.77
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,020.09	0.96%	$4.82
Service Class	1,000.00	1,018.85	1.21%	6.07

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Growth Opportunities Series-1

Delaware VIP Trust — Delaware VIP Growth Opportunities Series
Sector Allocation and Top 10 Holdings
As of June 30, 2008

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may also represent the investment manager’s internal sector classifications, which may result in the sector designations for one Series being different than another Series’ sector designations.

Percentage
Sector	of Net Assets
Common Stock	97.77%
Basic Industry/Capital Goods	14.07%
Business Services	4.12%
Consumer Non-Durables	11.34%
Consumer Services	9.01%
Energy	13.20%
Financials	6.73%
Health Care	17.00%
Technology	20.39%
Transportation	1.91%
Discount Note	1.70%
Securities Lending Collateral	25.94%
Total Value of Securities	125.41%
Obligation to Return Securities Lending Collateral	(25.94%)
Receivables and Other Assets Net of Liabilities	0.53%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
National Oilwell Varco	2.92%
Urban Outfitters	2.90%
ANSYS	2.57%
OSI Pharmaceuticals	2.48%
Guess	2.45%
Marvell Technology Group	2.39%
Helmerich & Payne	2.27%
Roper Industries	2.10%
Quanta Services	2.06%
ResMed	2.03%

Growth Opportunities Series-2

Delaware VIP Trust — Delaware VIP Growth Opportunities Series
Statement of Net Assets
June 30, 2008 (Unaudited)

	Number of
	Shares	Value
COMMON STOCK–97.77%
Basic Industry/Capital Goods–14.07%
Albemarle	7,100	$283,361
*Allegheny Technologies	2,500	148,200
†First Solar	1,400	381,948
Flowserve	5,300	724,510
Joy Global	8,200	621,806
†Mettler-Toledo International	5,200	493,272
Precision Castparts	5,100	491,487
†Quanta Services	22,500	748,575
*Roper Industries	11,600	764,208
†Terex	9,100	467,467
		5,124,834
Business Services–4.12%
Dun & Bradstreet	5,300	464,492
Expeditors International Washington	13,100	563,300
†Fiserv	10,400	471,848
		1,499,640
Consumer Non-Durables–11.34%
*†Amazon.com	7,800	571,974
*†Dick’s Sporting Goods	4,600	81,604
†Dollar Tree	17,400	568,806
*Flowers Foods	25,950	735,423
Guess	23,800	891,310
*†J Crew Group	5,900	194,759
*†Ulta Salon Cosmetics & Fragrance	2,600	29,224
*†Urban Outfitters	33,900	1,057,341
		4,130,441
Consumer Services–9.01%
†DISH Network Class A	15,500	453,840
Burger King Holdings	18,900	506,331
*†Chipotle Mexican Grill Class A	6,300	520,506
Darden Restaurants	10,200	325,788
Host Hotels & Resorts	16,039	218,932
International Game Technology	15,400	384,692
Marriott International Class A	9,600	251,904
Starwood Hotels & Resorts Worldwide	6,100	244,427
*†Wynn Resorts	4,600	374,210
		3,280,630
Energy–13.20%
†Cameron International	10,000	553,500
†Core Laboratories	4,900	697,515
†Geophysique-Veritas ADR	11,100	524,031
*†Helix Energy Solutions Group	13,000	541,320
*Helmerich & Payne	11,500	828,230
†National Oilwell Varco	12,000	1,064,640
Smith International	7,200	598,608
		4,807,844
Financials–6.73%
†Affiliated Managers Group	3,800	342,228
†Interactive Brokers Group Class A	16,300	523,719
†IntercontinentalExchange	1,300	148,200
Invesco	15,500	371,690
*People’s United Financial	26,300	410,280
SLM	21,800	421,830
T. Rowe Price Group	4,100	231,527
		2,449,474
Health Care–17.00%
†Abraxis BioScience	7,949	504,444
†Affymetrix	6,600	67,914
*†APP Pharmaceuticals	34,400	575,168
†Applera - Celera Group	29,300	332,848
†Barr Pharmaceuticals	12,500	563,500
†Express Scripts	4,200	263,424
†ImClone Systems	9,200	372,232
†Medco Health Solutions	14,000	660,800
*†OSI Pharmaceuticals	21,900	904,908
Perrigo	13,900	441,603
Quest Diagnostics	10,400	504,088
†Regeneron Pharmaceuticals	17,900	258,476
*†ResMed	20,700	739,818
		6,189,223
Technology–20.39%
*†Akamai Technologies	14,200	494,018
†American Tower Class A	13,000	549,250
†ANSYS	19,900	937,688
*†Atheros Communications	19,800	594,000
*†F5 Networks	23,400	665,028
†Juniper Networks	13,600	301,648
†Marvell Technology Group	49,200	868,872
†MEMC Electronic Materials	8,500	523,090
*†Microsemi	27,500	692,450
*†Omniture	37,300	692,661
†salesforce.com	8,300	566,309
†Sykes Enterprises	28,700	541,282
		7,426,296
Transportation–1.91%
*Hunt (J.B.) Transport Services	20,900	695,552
		695,552
Total Common Stock
(cost $30,742,650)		35,603,934

Growth Opportunities Series-3

Delaware VIP Growth Opportunities Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
≠DISCOUNT NOTE–1.70%
Federal Home Loan Bank 2.03% 7/1/08	$619,035	$619,035
Total Discount Note
(cost $619,035)		619,035

Total Value of Securities Before
Securities Lending Collateral–99.47%
(cost $31,361,685)		36,222,969

	Number of
	Shares	Value
SECURITIES LENDING
COLLATERAL**–25.94%
Investment companies
Mellon GSL DBT II Collateral Fund	9,447,252	$9,447,252
Total Securities Lending Collateral
(cost $9,447,252)		9,447,252

TOTAL VALUE OF SECURITIES–125.41% (cost $40,808,937)	45,670,221 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(25.94%)	(9,447,252)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.53%	194,459
NET ASSETS APPLICABLE TO 2,114,275 SHARES OUTSTANDING–100.00%	$36,417,428
NET ASSET VALUE–DELAWARE VIP GROWTH OPPORTUNITIES SERIES STANDARD CLASS ($26,072,756 / 1,505,049 Shares)	$17.32
NET ASSET VALUE–DELAWARE VIP GROWTH OPPORTUNITIES SERIES SERVICE CLASS ($10,344,672 / 609,226 Shares)	$16.98
COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization–no par)	$31,783,978
Accumulated net realized loss on investments	(227,834)
Net unrealized appreciation of investments	4,861,284
Total net assets	$36,417,428
____________________

†	Non income producing security.
*	Fully or partially on loan.
**	See Note 8 in “Notes to financial statements.”
©	Includes $9,096,304 of securities loaned.
≠	The rate shown is the effective yield at the time of purchase.

ADR – American Depositary Receipts

See accompanying notes

Growth Opportunities Series-4

Delaware VIP Trust —
Delaware VIP Growth Opportunities Series
Statement of Operations
Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends	$81,171
Interest	8,059
Securities lending income	36,641
125,871

EXPENSES:
Management fees	141,244
Distribution expenses – Service Class	15,545
Reports and statements to shareholders	9,387
Accounting and administration expenses	7,533
Audit and tax	7,388
Dividend disbursing and transfer agent fees and expenses	7,342
Legal fees	2,325
Custodian fees	2,068
Dues and services	980
Trustees’ fees	970
Insurance fees	357
Taxes (other than taxes on income)	324
Consulting fees	314
Pricing fees	308
Trustees’ expenses	55
Registration fees	44
196,184
Less waiver of distribution expenses – Service Class	(2,591)
Less expense paid indirectly	(233)
Total operating expenses	193,360

NET INVESTMENT LOSS	(67,489)

NET REALIZED AND UNREALIZED LOSS ON
INVESTMENTS:
Net realized loss on investments	(99,832)
Net change in unrealized appreciation/depreciation
of investments	(3,457,475)

NET REALIZED AND UNREALIZED LOSS ON
INVESTMENTS	(3,557,307)

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$(3,624,796)

See accompanying notes

Delaware VIP Trust —
Delaware VIP Growth Opportunities Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/08	Ended
	(Unaudited)	12/31/07
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment loss	$(67,489)	$(149,204)
Net realized gain (loss) on investments	(99,832)	8,936,402
Net change in unrealized appreciation/
depreciation of investments	(3,457,475)	(2,633,177)
Net increase (decrease) in net assets
resulting from operations	(3,624,796)	6,154,021

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net realized gain on investments:	(3,036,756)	–
Standard Class	(1,194,551)	–
Service Class	(4,231,307)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	438,902	3,088,179
Service Class	838,686	1,733,487
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	3,036,756	–
Service Class	1,194,551	–
	5,508,895	4,821,666
Cost of shares repurchased:
Standard Class	(3,703,292)	(14,652,826)
Service Class	(1,548,707)	(3,361,589)
	(5,251,999)	(18,014,415)
Increase (decrease) in net assets derived from
capital share transactions	256,896	(13,192,749)

NET DECREASE IN NET ASSETS	(7,599,207)	(7,038,728)

NET ASSETS:
Beginning of period	44,016,635	51,055,363
End of period (there was no undistributed
net investment income at either period end)	$36,417,428	$44,016,635

See accompanying notes

Growth Opportunities Series-5

Delaware VIP Trust — Delaware VIP Growth Opportunities Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Growth Opportunities Series Standard Class
	Six Months
	Ended
	6/30/08[1]	Year Ended
	(Unaudited)	12/31/07		12/31/06		12/31/05		12/31/04		12/31/03
Net asset value, beginning of period	$21.360	$18.910		$17.780		$15.960		$14.190		$10.060

Income (loss) from investment operations:
Net investment loss[2]	(0.026)	(0.050)		(0.021)		(0.056)		(0.031)		(0.032)
Net realized and unrealized gain
(loss) on investments	(1.886)	2.500		1.151		1.876		1.801		4.162
Total from investment operations	(1.912)	2.450		1.130		1.820		1.770		4.130

Less dividends and distributions from:
Net realized gain on investments	(2.128)	–		–		–		–		–
Total dividends and distributions	(2.128)	–		–		–		–		–

Net asset value, end of period	$17.320	$21.360		$18.910		$17.780		$15.960		$14.190

Total return[3]	(8.09% )	12.96%		6.36%		11.40%		12.47%		41.05%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$26,073	$31,945		$38,859		$46,000		$56,875		$65,368
Ratio of expenses to average net assets	0.96%	0.90%		0.91%		0.90%		0.84%		0.85%
Ratio of net investment loss to average net assets	(0.29% )	(0.24%	)	(0.11%	)	(0.35%	)	(0.21%	)	(0.27%	)
Portfolio turnover	95%	91%		67%		75%		94%		94%
____________________

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.
[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

Growth Opportunities Series-6

Delaware VIP Growth Opportunities Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Growth Opportunities Series Service Class
	Six Months
	Ended
	6/30/08[1]	Year Ended
	(Unaudited)	12/31/07		12/31/06		12/31/05		12/31/04		12/31/03
Net asset value, beginning of period	$21.010	$18.640		$17.580		$15.810		$14.100		$10.010

Income (loss) from investment operations:
Net investment loss[2]	(0.048)	(0.101)		(0.066)		(0.096)		(0.066)		(0.058)
Net realized and unrealized gain
(loss) on investments	(1.854)	2.471		1.126		1.866		1.776		4.148
Total from investment operations	(1.902)	2.370		1.060		1.770		1.710		4.090

Less dividends and distributions from:
Net realized gain on investments	(2.128)	–		–		–		–		–
Total dividends and distributions	(2.128)	–		–		–		–		–

Net asset value, end of period	$16.980	$21.010		$18.640		$17.580		$15.810		$14.100

Total return[3]	(8.23% )	12.71%		6.03%		11.20%		12.13%		40.86%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$10,344	$12,072		$12,196		$14,048		$15,082		$16,906
Ratio of expenses to average net assets	1.21%	1.15%		1.16%		1.15%		1.09%		1.07%
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly	1.26%	1.20%		1.21%		1.20%		1.14%		1.10%
Ratio of net investment loss to average net assets	(0.54% )	(0.49%	)	(0.36%	)	(0.60%	)	(0.46%	)	(0.49%	)
Ratio of net investment loss to average net assets prior
to expense limitation and expenses paid indirectly	(0.59% )	(0.54%	)	(0.41%	)	(0.65%	)	(0.51%	)	(0.52%	)
Portfolio turnover	95%	91%		67%		75%		94%		94%
____________________

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.
[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Growth Opportunities Series-7

Delaware VIP Trust — Delaware VIP Growth Opportunities Series
Notes to Financial Statements
June 30, 2008 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 14 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Growth Opportunities Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes—The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2008, the Series held no investments in repurchase agreements.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $3,267 for the six months ended June 30, 2008. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

Growth Opportunities Series-8

Delaware VIP Growth Opportunities Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended June 30, 2008, the Series was charged $942 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2009 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2008, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fees Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$23,206	$2,612	$2,120	$2,431
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2008, the Series was charged $1,290 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2008, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$17,917,481
Sales	22,779,336

At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$41,074,333	$5,845,558	$(1,249,670)	$4,595,888

Effective January 1, 2008, the Series adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions

Growth Opportunities Series-9

Delaware VIP Growth Opportunities Series
Notes to Financial Statements (continued)

3. Investments (continued)
market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

Level	Securities
Level 1	$45,051,186
Level 2	619,035
Level 3	–
Total	$45,670,221

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the year ended December 31, 2007. The tax character of dividends and distributions paid during the six months ended June 30, 2008 was as follows:

Six Months
Ended
6/30/08*
Long-term capital gain	$ 4,231,307
____________________

*Tax information for the six months ended June 30, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$31,783,978
Undistributed long-term capital gains	37,562
Unrealized appreciation of investments	4,595,888
Net assets	$36,417,428

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2008, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Accumulated
Net	Paid-in
Investment Loss	Capital
$67,489	$(67,489)

Growth Opportunities Series-10

Delaware VIP Growth Opportunities Series
Notes to Financial Statements (continued)

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/08	12/31/07
Shares sold:
Standard Class	23,808	145,059
Service Class	47,859	82,864

Shares issued upon reinvestment of dividends and distributions:
Standard Class	189,560	–
Service Class	76,037	–
	337,264	227,923
Shares repurchased:
Standard Class	(204,023)	(704,758)
Service Class	(89,254)	(162,477)
	(293,277)	(867,235)
Net increase (decrease)	43,987	(639,312)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2008, or at any time during the period then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirement. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records securities lending income net of allocations to the security lending agent and the borrower.

At June 30, 2008, the value of the securities on loan was $9,096,304, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

Growth Opportunities Series-11

Delaware VIP Growth Opportunities Series

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments® Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

Other Series Information

Board Consideration of Delaware VIP Growth Opportunities Series Investment Advisory Agreement

At a meeting held on May 20-22, 2008 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees (the “Independent Trustees”), approved the renewal of the Investment Advisory Agreement for the Delaware VIP Growth Opportunities Series (the “Series”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed in February 2008 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed the Lipper reports with counsel to the Independent Trustees (“Counsel”) at the February 2008 Board meeting and discussed such reports further with Counsel earlier in the Annual Meeting. The Board requested and received certain information regarding Management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to invest fully in accordance with Series policies.

In considering information relating to the approval of the Series’ advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent counsel. Although the Trustees gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board in its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service as well as Delaware Investments’ expenditures to improve the delivery of shareholder services. During 2007, Management commenced the outsourcing of certain investment accounting functions that are expected to further improve the quality and the cost of delivering investment accounting services to the Series. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Growth Opportunities Series-12

Delaware VIP Trust — Delaware VIP Growth Opportunities Series
Other Series Information (continued)

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest, ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three-, five- and ten-year periods ended December 31, 2007. The Board’s objective is that the performance of each Series for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all mid-cap growth funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one-, three- and five-year periods was in the third quartile of its Performance Universe. The report further showed that the Series’ total return for the ten-year period was in the second quartile. The Board noted that the Series’ performance results were not in line with the Board’s objective. However, the Board recognized Management’s current efforts to increase portfolio management depth, noting particularly the hiring of a new head of the equity department in 2007. The Board was satisfied that Management was taking effective action to improve Series performance and meet the Board’s performance objective.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of October 31, 2007 and the most recent fiscal year end for comparative funds as of August 31, 2007 or earlier. For any fund with a fiscal year end after August 31, 2007, such fund’s expense data were measured as of its fiscal year end for 2006. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of the Series and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Series’ total expense ratio to and amount competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that the actual management fee was in the quartile with the second highest expenses of its Expense Group and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the total expenses of the Series in comparison to its Expense Group.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the level of management fees was reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

PO13178 SA-VIPGO [6/08] DG3 8/08 (3381)	Growth Opportunities Series-13

Delaware VIP Trust
Delaware VIP High Yield Series

Semiannual Report

June 30, 2008

Delaware VIP Trust — Delaware VIP High Yield Series
Disclosure of Series Expenses
For the Period January 1, 2008 to June 30, 2008

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratios	6/30/08*
Actual Series Return
Standard Class	$1,000.00	$985.40	0.74%	$3.65
Service Class	1,000.00	982.60	0.99%	4.88
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.18	0.74%	$3.72
Service Class	1,000.00	1,019.94	0.99%	4.97

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

High Yield Series-1

Delaware VIP Trust — Delaware VIP High Yield Series
Sector Allocation and Credit Quality Breakdown
As of June 30, 2008

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may also represent the investment manager’s internal sector classifications, which may result in the sector designations for one Series being different than another Series’ sector designations.

Percentage
Sector	of Net Assets
Convertible Bond	0.20%
Corporate Bonds	93.58%
Basic Industry	9.99%
Brokerage	0.26%
Capital Goods	7.67%
Consumer Cyclical	11.31%
Consumer Non-Cyclical	2.82%
Energy	14.16%
Finance & Investments	1.67%
Media	6.32%
Real Estate	1.19%
Services Cyclical	9.20%
Services Non-Cyclical	7.23%
Technology & Electronics	1.81%
Telecommunications	13.11%
Utilities	6.84%
Senior Secured Loans	1.88%
Sovereign Debt	0.25%
Common Stock	0.09%
Convertible Preferred Stock	0.21%
Preferred Stock	0.03%
Warrants	0.00%
Discount Note	0.25%
Securities Lending Collateral	10.45%
Total Value of Securities	106.94%
Obligation to Return Securities Lending Collateral	(10.45%)
Receivables and Other Assets Net of Liabilities	3.51%
Total Net Assets	100.00%

Credit Quality Breakdown
(as a % of fixed income investments)
AAA	3.83%
A	0.41%
BBB	5.24%
BB	28.84%
B	52.99%
CCC	8.43%
Not Rated	0.26%
Total	100.00%

High Yield Series-2

Delaware VIP Trust — Delaware VIP High Yield Series
Statement of Net Assets
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CONVERTIBLE BOND–0.20%
Advanced Medical Optics
3.25% 8/1/26 exercise price $59.61,
expiration date 8/1/26	$940,000	$689,725
Total Convertible Bond
(cost $721,920)		689,725

CORPORATE BONDS–93.58%
Basic Industry–9.99%
Catalyst Paper 8.625% 6/15/11	935,000	799,425
Domtar 7.125% 8/15/15	920,000	880,900
*#Evraz Group 144A 9.50% 4/24/18	3,530,000	3,556,474
Freeport McMoRan Copper & Gold
8.25% 4/1/15	2,733,000	2,876,782
Georgia-Pacific
7.70% 6/15/15	1,018,000	967,100
*8.875% 5/15/31	1,715,000	1,594,950
9.50% 12/1/11	430,000	439,138
Innophos 8.875% 8/15/14	1,075,000	1,080,375
#Innophos Holding 144A 9.50% 4/15/12	970,000	965,150
International Paper 7.95% 6/15/18	750,000	747,092
#MacDermid 144A 9.50% 4/15/17	1,867,000	1,698,970
Momentive Performance Materials
9.75% 12/1/14	2,846,000	2,447,560
#NewPage 144A 10.00% 5/1/12	1,635,000	1,663,613
•Noranda Aluminium Acquisition
6.828% 5/15/15	1,075,000	932,563
=P@Port Townsend 12.4312% 8/27/12	533,400	528,066
Potlatch 13.00% 12/1/09	2,078,000	2,288,857
*#Rock-Tenn 144A 9.25% 3/15/16	955,000	1,017,075
*Rockwood Specialties Group
7.50% 11/15/14	1,375,000	1,357,813
#Ryerson 144A
•10.248% 11/1/14	1,805,000	1,705,725
12.00% 11/1/15	860,000	857,850
#Sappi Papier Holding 144A 6.75% 6/15/12	2,625,000	2,524,016
*#Steel Dynamics 144A 7.75% 4/15/16	2,540,000	2,540,000
#Vedanta Resources 144A 9.50% 7/18/18	610,000	610,000
*•Verso Paper Holdings 6.623% 8/1/14	940,000	869,500
		34,948,994
Brokerage–0.26%
LaBranche 11.00% 5/15/12	870,000	898,275
		898,275
Capital Goods–7.67%
BWAY 10.00% 10/15/10	1,426,000	1,433,130
CPG International 10.50% 7/1/13	1,012,000	850,080
DRS Technologies 7.625% 2/1/18	1,675,000	1,779,688
Graham Packaging 8.50% 10/15/12	2,765,000	2,633,662
Graphic Packaging International
9.50% 8/15/13	1,772,000	1,701,120
Greenbrier 8.375% 5/15/15	1,960,000	1,876,700
Intertape Polymer 8.50% 8/1/14	837,000	751,208
Iron Mountain
*6.625% 1/1/16	875,000	822,500
8.00% 6/15/20	840,000	831,600
#Moog 144A 7.25% 6/15/18	975,000	970,125
*NXP BV Funding 9.50% 10/15/15	3,820,000	3,332,949
Owens Brockway Glass Container
6.75% 12/1/14	1,465,000	1,472,325
Owens Corning 6.50% 12/1/16	1,005,000	916,464
*Smurfit-Stone Container Enterprises
8.00% 3/15/17	1,037,000	834,785
Thermadyne Holdings 10.00% 2/1/14	1,875,000	1,800,000
Trimas 9.875% 6/15/12	1,190,000	1,056,125
Vitro 11.75% 11/1/13	1,725,000	1,725,000
Vought Aircraft Industries 8.00% 7/15/11	2,185,000	2,042,975
		26,830,436
Consumer Cyclical–11.31%
*Associated Materials 9.75% 4/15/12	1,220,000	1,213,900
Centex 4.55% 11/1/10	975,000	862,875
*Dollar General 10.625% 7/15/15	2,895,000	2,880,525
DR Horton 7.875% 8/15/11	1,715,000	1,637,825
Ford Motor 7.45% 7/16/31	2,537,000	1,490,488
Ford Motor Credit
5.80% 1/12/09	960,000	916,775
7.80% 6/1/12	9,680,000	7,492,416
General Motors
*7.20% 1/15/11	1,900,000	1,467,750
*8.375% 7/15/33	2,505,000	1,496,738
GMAC
5.85% 1/14/09	935,000	887,966
6.875% 8/28/12	8,135,000	5,575,216
*KB HOME 8.625% 12/15/08	464,000	468,640
Lear 8.75% 12/1/16	2,722,000	2,136,770
*Neiman Marcus Group 10.375% 10/15/15	460,000	462,300
*Neiman Marcus Group PIK
9.00% 10/15/15	1,370,000	1,359,725
Ryland Group 6.875% 6/15/13	1,930,000	1,804,940
*Sally Holdings 10.50% 11/15/16	1,720,000	1,646,900
Sonic Automotive 8.625% 8/15/13	925,000	860,250
*Tenneco 8.625% 11/15/14	2,300,000	2,041,250
Toll
*8.25% 2/1/11	2,390,000	2,318,300
8.25% 12/1/11	560,000	544,600
		39,566,149
Consumer Non-Cyclical–2.82%
ACCO Brands 7.625% 8/15/15	865,000	782,825
*Chiquita Brands International
8.875% 12/1/15	1,925,000	1,694,000
*Constellation Brands 8.125% 1/15/12	2,620,000	2,620,000
Del Monte
*6.75% 2/15/15	480,000	459,600
8.625% 12/15/12	385,000	392,700
*Jarden 7.50% 5/1/17	1,939,000	1,696,625
@PNational Beef Packing 10.50% 8/1/11	1,370,000	1,260,400
Visant Holding 8.75% 12/1/13	970,000	955,450
		9,861,600

High Yield Series-3

Delaware VIP High Yield Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Energy–14.16%
AmeriGas Partners 7.125% 5/20/16	$1,773,000	$1,653,323
Chesapeake Energy
6.375% 6/15/15	1,260,000	1,197,000
6.625% 1/15/16	677,000	653,305
Complete Production Service
8.00% 12/15/16	870,000	873,263
Compton Petroleum Finance
7.625% 12/1/13	2,843,000	2,807,462
#Connacher Oil & Gas 144A
10.25% 12/15/15	2,205,000	2,337,300
#Copano Energy 144A 7.75% 6/1/18	955,000	935,900
Dynergy Holdings 7.75% 6/1/19	3,855,000	3,527,324
El Paso
*6.875% 6/15/14	1,566,000	1,576,694
7.00% 6/15/17	1,845,000	1,814,904
#El Paso Performance-Linked Trust 144A
7.75% 7/15/11	1,013,000	1,025,594
*Energy Partners 9.75% 4/15/14	870,000	819,975
Ferrellgas Finance Escrow 6.75% 5/1/14	1,494,000	1,370,745
Geophysique-Veritas
7.50% 5/15/15	307,000	307,768
7.75% 5/15/17	922,000	927,763
*#Helix Energy Solutions 144A
9.50% 1/15/16	2,055,000	2,116,650
#Hilcorp Energy I 144A
7.75% 11/1/15	1,449,000	1,398,285
9.00% 6/1/16	1,075,000	1,099,188
Inergy Finance
6.875% 12/15/14	861,000	805,035
8.25% 3/1/16	394,000	390,060
*#144A 8.25% 3/1/16	425,000	420,750
International Coal Group 10.25% 7/15/14	1,845,000	1,886,513
*#Key Energy Services 144A 8.375% 12/1/14	1,095,000	1,122,375
Mariner Energy 8.00% 5/15/17	1,876,000	1,824,410
#MarkWest Energy Partners 144A
8.75% 4/15/18	1,740,000	1,787,850
Massey Energy 6.875% 12/15/13	2,100,000	2,058,000
OPTI Canada
7.875% 12/15/14	750,000	744,375
8.25% 12/15/14	1,119,000	1,119,000
PetroHawk Energy
9.125% 7/15/13	1,683,000	1,733,490
#144A 7.875% 6/1/15	925,000	907,656
Plains Exploration & Production
7.00% 3/15/17	1,826,000	1,762,090
7.625% 6/1/18	955,000	959,775
Range Resources 7.25% 5/1/18	390,000	389,025
Regency Energy Partners 8.375% 12/15/13	1,476,000	1,516,590
Whiting Petroleum 7.25% 5/1/13	2,674,000	2,667,314
Williams 7.50% 1/15/31	1,013,000	1,029,461
		49,566,212
Finance & Investments–1.67%
*•Hartford Financial Services Group
8.125% 6/15/38	940,000	916,389
Leucadia National 8.125% 9/15/15	967,000	976,670
#LVB Acquisition Merger Sub 144A
10.00% 10/15/17	1,632,000	1,750,320
#Nuveen Investments 144A 10.50% 11/15/15	1,830,000	1,697,325
Silicon Valley Bank 6.05% 6/1/17	605,000	516,483
		5,857,187
Media–6.32%
CCO Holdings 8.75% 11/15/13	1,595,000	1,475,375
#Charter Communications Operating 144A
10.875% 9/15/14	4,895,000	5,054,087
*Clear Channel Communications
5.50% 9/15/14	1,290,000	774,902
CSC Holdings
6.75% 4/15/12	735,000	694,575
#144A 8.50% 6/15/15	1,455,000	1,436,813
Dex Media West 9.875% 8/15/13	2,674,000	2,413,285
#DirecTV Holdings 144A 7.625% 5/15/16	1,790,000	1,772,100
EchoStar 7.125% 2/1/16	935,000	867,213
*#Expedia 144A 8.50% 7/1/16	585,000	574,763
*Lamar Media
6.625% 8/15/15	2,020,000	1,848,300
#LBI Media 144A 8.50% 8/1/17	803,000	622,325
Quebecor Media 7.75% 3/15/16	1,890,000	1,767,150
Univision Communications 7.85% 7/15/11	935,000	878,900
#Videotron 144A 9.125% 4/15/18	1,840,000	1,932,000
		22,111,788
Real Estate–1.19%
Host Hotels & Resorts 7.125% 11/1/13	2,665,000	2,491,774
iStar Financial 8.625% 6/1/13	1,850,000	1,694,384
		4,186,158
Services Cyclical–9.20%
Aramark Services 8.50% 2/1/15	3,034,000	2,988,490
*Boyd Gaming 7.75% 12/15/12	380,000	329,650
Cardtronics
9.25% 8/15/13	130,000	123,500
#144A 9.25% 8/15/13	1,803,000	1,712,850
Corrections Corporation of America
6.25% 3/15/13	765,000	740,138
FTI Consulting 7.625% 6/15/13	3,187,000	3,250,739
#Galaxy Entertainment Finance 144A
9.875% 12/15/12	2,825,000	2,757,906
Gaylord Entertainment 8.00% 11/15/13	1,864,000	1,798,760
Global Cash Access 8.75% 3/15/12	1,748,000	1,726,150
Harrah’s Operating 5.50% 7/1/10	2,180,000	1,959,275
Hertz 8.875% 1/1/14	1,740,000	1,600,800
Kansas City Southern de Mexico
9.375% 5/1/12	1,792,000	1,872,640
*MGM MIRAGE 7.50% 6/1/16	2,195,000	1,816,363
*Park Place Entertainment 7.875% 3/15/10	2,205,000	2,017,575

High Yield Series-4

Delaware VIP High Yield Series
Statement of Net Assets (continued)

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
CORPORATE BONDS (continued)
Services Cyclical (continued)
#Pokagon Gaming Authority 144A
10.375% 6/15/14	$3,016,000	$3,249,739
Seabulk International 9.50% 8/15/13	825,000	870,375
#Seminole Indian Tribe of Florida 144A
7.804% 10/1/20	1,135,000	1,097,954
8.03% 10/1/20	600,000	587,880
Travelport 9.875% 9/1/14	1,885,000	1,682,363
		32,183,147
Services Non-Cyclical–7.23%
*Advanced Medical Optics 7.50% 5/1/17	1,935,000	1,789,875
Allied Waste North America
7.875% 4/15/13	929,000	949,903
*#Bausch & Lomb 144A 9.875% 11/1/15	2,925,000	2,946,937
Casella Waste Systems 9.75% 2/1/13	2,229,000	2,229,000
Community Health Systems
8.875% 7/15/15	2,655,000	2,684,869
@PCRC Health 10.75% 2/1/16	559,000	461,175
HCA 9.25% 11/15/16	5,395,000	5,570,337
HCA PIK 9.625% 11/15/16	2,523,000	2,604,998
*•HealthSouth 9.133% 6/15/14	1,740,000	1,774,800
#Lender Process Services 144A
8.125% 7/1/16	780,000	784,875
Select Medical 7.625% 2/1/15	2,260,000	1,994,450
Universal Hospital Services PIK
8.50% 6/1/15	1,514,000	1,521,570
		25,312,789
Technology & Electronics–1.81%
•Freescale Semiconductor 6.651% 12/15/14	1,495,000	1,188,525
Sungard Data Systems
9.125% 8/15/13	1,815,000	1,842,225
10.25% 8/15/15	3,263,000	3,295,630
		6,326,380
Telecommunications–13.11%
‡@=PAllegiance Telecom 11.75% 2/15/10	565,000	0
•Centennial Communications 8.448% 1/1/13	1,162,000	1,127,140
Cincinnati Bell 7.00% 2/15/15	965,000	904,688
Citizens Communications 7.125% 3/15/19	2,030,000	1,827,000
Cricket Communications 9.375% 11/1/14	2,742,000	2,652,885
#Digicel 144A 9.25% 9/1/12	2,749,000	2,841,779
Hughes Network Systems/Finance
9.50% 4/15/14	1,733,000	1,761,161
ΩInmarsat Finance 10.375% 11/15/12	3,836,000	3,893,539
Intelsat 11.25% 6/15/16	3,633,000	3,696,577
Lucent Technologies 6.45% 3/15/29	1,529,000	1,177,330
MetroPCS Wireless 9.25% 11/1/14	3,500,000	3,386,249
#Nordic Telephone Holdings 144A
8.875% 5/1/16	398,000	392,030
Nortel Networks
•6.963% 7/15/11	2,074,000	1,970,300
*10.75% 7/15/16	1,485,000	1,477,575
#144A 10.75% 7/15/16	215,000	213,925
PAETEC Holding 9.50% 7/15/15	951,000	882,053
Qwest
6.50% 6/1/17	1,425,000	1,278,938
7.50% 10/1/14	465,000	449,888
*Qwest Capital Funding 7.25% 2/15/11	1,966,000	1,916,850
•Rural Cellular 8.623% 11/1/12	593,000	600,413
Sprint Capital 8.375% 3/15/12	5,360,000	5,310,542
Time Warner Telecom Holdings
9.25% 2/15/14	928,000	953,520
#Vimpelcom 144A 9.125% 4/30/18	1,790,000	1,763,716
Virgin Media Finance 8.75% 4/15/14	3,660,000	3,458,699
Windstream 8.125% 8/1/13	1,937,000	1,941,843
		45,878,640
Utilities–6.84%
AES
8.00% 10/15/17	1,212,000	1,193,820
#144A 8.00% 6/1/20	715,000	693,550
#144A 8.75% 5/15/13	576,000	600,480
Edison Mission Energy 7.625% 5/15/27	1,920,000	1,732,800
Elwood Energy 8.159% 7/5/26	1,868,941	1,810,630
Midwest Generation 8.30% 7/2/09	710,217	715,544
Mirant Americas Generation 8.30% 5/1/11	1,023,000	1,061,363
Mirant North America 7.375% 12/31/13	1,814,000	1,807,198
NRG Energy 7.375% 2/1/16	3,900,000	3,680,625
Orion Power Holdings 12.00% 5/1/10	1,605,000	1,741,425
#Texas Competitive Electric Holdings 144A
10.25% 11/1/15	9,028,000	8,892,579
		23,930,014
Total Corporate Bonds
(cost $336,943,620)		327,457,769

«SENIOR SECURED LOANS–1.88%
BNY ConvergEx Group Term B
5.801% 9/29/13	1,235,714	1,169,294
Calpine 5.676% 3/29/14	1,795,489	1,717,439
Ford Motor Term B 5.776% 11/29/13	3,371,315	2,730,361
Talecris Biotherapeutics 2nd Lien
9.18% 12/6/14	1,075,000	980,938
Total Senior Secured Loans
(cost $7,072,965)		6,598,032

SOVEREIGN DEBT–0.25%
Argentina–0.25%
Republic of Argentina 8.28% 12/31/33	1,138,537	872,689
Total Sovereign Debt
(cost $914,643)		872,689

High Yield Series-5

Delaware VIP High Yield Series
Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK–0.09%
@=†PAvado Brands	1,813	$0
†Century Communications	2,820,000	0
*†Mirant	827	32,377
†Penn National Gaming	8,350	268,453
@=†PPort Townsend	1,905	19
Total Common Stock
(cost $1,826,194)		300,849

CONVERTIBLE PREFERRED
STOCK–0.21%
General Motors 5.25% exercise price
$64.90, expiration date 3/6/32	54,750	750,075
Total Convertible Preferred Stock
(cost $894,336)		750,075

PREFERRED STOCK–0.03%
@=PPort Townsend	381	92,789
Total Preferred Stock
(cost $377,190)		92,789

WARRANTS–0.00%
@=†PPort Townsend	381	4
†#Solutia 144A, exercise price $7.59,
expiration date 7/15/09	850	0
Total Warrants
(cost $81,575)		4

	Principal
	Amount
	(U.S. $)
≠DISCOUNT NOTE–0.25%
Federal Home Loan Bank Discount
2.03% 7/1/08	$874,049	$874,049
Total Discount Note (cost $874,049)		874,049

Total Value of Securities Before
Securities Lending Collateral–96.49%
(cost $349,706,492)		337,635,981

	Number of
	Shares
SECURITIES LENDING COLLATERAL**–10.45%
Investment Companies
Mellon GSL DBT II Collateral Fund	36,575,662	36,575,662
Total Securities Lending Collateral
(cost $36,575,662)		36,575,662

TOTAL VALUE OF SECURITIES–106.94% (cost $386,282,154)	374,211,643 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(10.45%)	(36,575,662)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.51%	12,286,585
NET ASSETS APPLICABLE TO 65,088,597 SHARES OUTSTANDING–100.00%	$349,922,566
NET ASSET VALUE–DELAWARE VIP HIGH YIELD SERIES STANDARD CLASS ($133,088,183 / 24,737,675 Shares)	$5.38
NET ASSET VALUE–DELAWARE VIP HIGH YIELD SERIES SERVICE CLASS ($216,834,383 / 40,350,922 Shares)	$5.37
COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization–no par)	$411,610,205
Undistributed net investment income	12,598,795
Accumulated net realized loss on investments	(62,207,483)
Net unrealized depreciation of investments	(12,078,951)
Total net assets	$349,922,566
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2008, the aggregate amount of Rule 144A securities was $74,636,479, which represented 21.33% of the Series’ net assets. See Note 10 in “Notes to financial statements.”

P

Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At June 30, 2008, the aggregate amount of the restricted securities was $2,342,453, or 0.67% of the Series’ net assets. See Note 10 in “Notes to financial statements.”

†	Non income producing security.
‡	Non income producing security. Security is currently in default.
•	Variable rate security. The rate shown is the rate as of June 30, 2008.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

High Yield Series-6

Delaware VIP High Yield Series
Statement of Net Assets (continued)

=

Security is being fair valued in accordance with the Series’ fair valuation policy. At June 30, 2008, the aggregate amount of fair valued securities was $620,878, which represented 0.18% of the Series’ net assets. See Note 1 in “Notes to financial statements.”

@	Illiquid security. At June 30, 2008, the aggregate amount of illiquid securities was $2,342,453, which represented 0.67% of the Series’ net assets. See Note 10 in “Notes to financial statements.”
«

Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

≠	The rate shown is the effective yield at the time of purchase.
*	Fully or partially on loan.
**	See Note 9 in “Notes to financial statements.”
©	Includes $35,714,098 of securities loaned.

PIK – Pay-in-kind

Swap Contract1
Credit Default Swap Contract

Swap Counterparty &	Notional	Annual Protection		Unrealized
Referenced Obligation	Value	Payments	Termination Date	Depreciation
Protection Purchased:
JPMorgan Chase Bank
iStar Financial 5 yr CDS	$1,230,000	7.28%	6/20/13	$(7,445)

The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Series’ total exposure in such contracts, whereas only the net unrealized depreciation is reflected in the Series’ net assets.
____________________

1See Note 8 in “Notes to financial statements.”

See accompanying notes

High Yield Series-7

Delaware VIP Trust —
Delaware VIP High Yield Series
Statement of Operations
Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Interest	$13,917,184
Securities lending income	96,008
Dividends	26,053
14,039,245

EXPENSES:
Management fees	1,108,255
Distribution expenses – Service Class	316,331
Accounting and administration expenses	68,200
Reports and statements to shareholders	29,900
Dividend disbursing and transfer agent fees and expenses	28,239
Legal fees	26,326
Audit and tax	14,260
Trustees’ fees	8,626
Pricing fees	5,267
Custodian fees	4,121
Insurance fees	4,062
Consulting fees	2,175
Taxes (other than taxes on income)	862
Dues and services	822
Trustees’ expenses	506
Registration fees	392
1,618,344
Less expenses absorbed or waived	(29,761)
Less waiver of distribution expenses – Service Class	(52,722)
Less expense paid indirectly	(2,720)
Total operating expenses	1,533,141

NET INVESTMENT INCOME	12,506,104

NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS:
Net realized loss on investments	(13,032,919)
Net change in unrealized appreciation/depreciation
of investments	(5,032,882)

NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS	(18,065,801)

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$(5,559,697)

See accompanying notes

Delaware VIP Trust —
Delaware VIP High Yield Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/08	Ended
	(Unaudited)	12/31/07
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$12,506,104	$25,647,156
Net realized loss on investments	(13,032,919)	(3,808,242)
Net change in unrealized appreciation/
depreciation of investments	(5,032,882)	(14,605,416)
Net increase (decrease) in net assets
resulting from operations	(5,559,697)	7,233,498

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income:
Standard Class	(10,325,738)	(7,721,397)
Service Class	(16,189,243)	(13,348,959)
	(26,514,981)	(21,070,356)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	25,125,626	65,104,401
Service Class	33,864,095	74,660,812
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	10,325,738	7,721,397
Service Class	16,189,243	13,348,959
	85,504,702	160,835,569
Cost of shares repurchased:
Standard Class	(22,779,075)	(40,639,801)
Service Class	(32,257,337)	(61,174,025)
	(55,036,412)	(101,813,826)
Increase in net assets derived from
capital share transactions	30,468,290	59,021,743

NET INCREASE (DECREASE)
IN NET ASSETS	(1,606,388)	45,184,885

NET ASSETS:
Beginning of period	351,528,954	306,344,069
End of period (including undistributed net
investment income of $12,598,795 and
$26,466,659, respectively)	$349,922,566	$351,528,954

See accompanying notes

High Yield Series-8

Delaware VIP Trust — Delaware VIP High Yield Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP High Yield Series Standard Class
	Six Months
	Ended
	6/30/08[1]	Year Ended
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Net asset value, beginning of period	$ 5.950	$ 6.200	$ 5.910	$ 6.110	$ 5.690	$ 4.790

Income (loss) from investment operations:
Net investment income[2]	0.209	0.464	0.473	0.434	0.437	0.489
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.305)	(0.290)	0.226	(0.227)	0.332	0.804
Total from investment operations	(0.096)	0.174	0.699	0.207	0.769	1.293

Less dividends and distributions from:
Net investment income	(0.474)	(0.424)	(0.409)	(0.407)	(0.349)	(0.393)
Total dividends and distributions	(0.474)	(0.424)	(0.409)	(0.407)	(0.349)	(0.393)

Net asset value, end of period	$ 5.380	$ 5.950	$ 6.200	$ 5.910	$ 6.110	$ 5.690

Total return[3]	(1.46% )	2.79%	12.45%	3.59%	14.25%	28.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$133,088	$132,667	$105,576	$70,139	$65,418	$71,061
Ratio of expenses to average net assets	0.74%	0.75%	0.78%	0.78%	0.75%	0.77%
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly	0.76%	0.75%	0.78%	0.78%	0.75%	0.77%
Ratio of net investment income to average net assets	7.49%	7.66%	8.01%	7.39%	7.66%	9.33%
Ratio of net investment income to average net assets prior
to expense limitation and expenses paid indirectly	7.47%	7.66%	8.01%	7.39%	7.66%	9.33%
Portfolio turnover	137%	143%	132%	162%	429%	716%
____________________

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.
[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

High Yield Series-9

Delaware VIP High Yield Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP High Yield Series Service Class
	Six Months
	Ended
	6/30/08[1]	Year Ended
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Net asset value, beginning of period	$ 5.930	$ 6.190	$ 5.900	$ 6.100	$ 5.680	$ 4.780

Income (loss) from investment operations:
Net investment income[2]	0.202	0.448	0.458	0.419	0.423	0.477
Net realized and unrealized gain (loss) on investments
and foreign currencies	(0.303)	(0.299)	0.226	(0.226)	0.334	0.809
Total from investment operations	(0.101)	0.149	0.684	0.193	0.757	1.286

Less dividends and distributions from:
Net investment income	(0.459)	(0.409)	(0.394)	(0.393)	(0.337)	(0.386)
Total dividends and distributions	(0.459)	(0.409)	(0.394)	(0.393)	(0.337)	(0.386)

Net asset value, end of period	$ 5.370	$ 5.930	$ 6.190	$ 5.900	$ 6.100	$ 5.680

Total return[3]	(1.74% )	2.55%	12.19%	3.34%	14.02%	28.61%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$216,835	$218,862	$200,768	$162,384	$130,983	$68,295
Ratio of expenses to average net assets	0.99%	1.00%	1.03%	1.03%	1.00%	0.99%
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly	1.06%	1.05%	1.08%	1.08%	1.05%	1.02%
Ratio of net investment income to average net assets	7.24%	7.41%	7.76%	7.14%	7.41%	9.11%
Ratio of net investment income to average net assets prior
to expense limitation and expenses paid indirectly	7.17%	7.36%	7.71%	7.09%	7.36%	9.08%
Portfolio turnover	137%	143%	132%	162%	429%	716%
____________________

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.
[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager and distributor, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

High Yield Series-10

Delaware VIP Trust — Delaware VIP High Yield Series
Notes to Financial Statements
June 30, 2008 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 14 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP High Yield Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek total return and, as a secondary objective, high current income.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuations—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust) is valued at unit value per share. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes—The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements —The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2008, the Series held no investments in repurchase agreements.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

High Yield Series-11

Delaware VIP High Yield Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) do not exceed 0.74% of average daily net assets of the Series through April 30, 2009. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Series’ Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Series.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended June 30, 2008, the Series was charged $8,525 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2009 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2008, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$190,088	$8,493	$45,026	$22,576
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2008, the Series was charged $11,708 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

High Yield Series-12

Delaware VIP High Yield Series
Notes to Financial Statements (continued)

3. Investments
For the six months ended June 30, 2008, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$262,527,479
Sales	211,324,809

At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Depreciation
$387,555,064	$1,982,793	$(15,326,214)	$(13,343,421)

Effective January 1, 2008, the Series adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

Level	Securities	Derivatives
Level 1	$36,876,492	$–
Level 2	336,714,273	(7,445)
Level 3	620,878	–
Total	$374,211,643	$(7,445)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 3/31/08	$2,146,311
Net change in unrealized
appreciation/depreciation	(1,525,433)
Balance as of 6/30/08	$620,878

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/08	$(1,525,433)

High Yield Series-13

Delaware VIP High Yield Series
Notes to Financial Statements (continued)

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2008 and the year ended December 31, 2007 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/08*	12/31/07
Ordinary income	$26,514,981	$21,070,356
____________________

*Tax information for the six months ended June 30, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$411,610,205
Undistributed ordinary income	12,590,355
Capital loss carryforwards as of 12/31/07	(43,176,348)
Realized losses 1/1/08 – 6/30/08	(17,758,225)
Unrealized depreciation of investments	(13,343,421)
Net assets	$349,922,566

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2008, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Gain (Loss)
$141,013	$(141,013)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2007 will expire as follows: $19,963,415 expires in 2008; $18,082,790 expires in 2009; $4,569,135 expires in 2010; and $561,008 expires in 2015.

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/08	12/31/07
Shares sold:
Standard Class	4,511,950	10,759,290
Service Class	6,108,554	12,343,224
Shares issued upon reinvestment of dividends and distributions:
Standard Class	1,955,632	1,295,537
Service Class	3,066,144	2,239,758
	15,642,280	26,637,809
Shares repurchased:
Standard Class	(4,038,003)	(6,771,726)
Service Class	(5,720,096)	(10,138,883)
	(9,758,099)	(16,910,609)
Net increase	5,884,181	9,727,200

High Yield Series-14

Delaware VIP High Yield Series
Notes to Financial Statements (continued)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2008, or at any time during the period then ended.

8. Swap Contracts
The Series may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Series may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Series on favorable terms. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the six months ended June 30, 2008, the Series entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the six months ended June 30, 2008, the Series did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Series had invested in the referenced obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Series enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown above.

9. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirement. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided

High Yield Series-15

Delaware VIP High Yield Series
Notes to Financial Statements (continued)

9. Securities Lending (continued)
such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records securities lending income net of allocations to the security lending agent and the borrower.

At June 30, 2008, the value of the securities on loan was $35,714,098, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk
The Series invests in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s Ratings Group and/or Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Statement of Net Assets.

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended December 31 is available without charge (i) through the Delaware Investments® Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

High Yield Series-16

Delaware VIP Trust — Delaware VIP High Yield Series
Other Series Information

Board Consideration of Delaware VIP High Yield Series Investment Advisory Agreement

At a meeting held on May 20-22, 2008 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees (the “Independent Trustees”), approved the renewal of the Investment Advisory Agreement for the Delaware VIP High Yield Series (the “Series”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed in February 2008 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed the Lipper reports with counsel to the Independent Trustees (“Counsel”) at the February 2008 Board meeting and discussed such reports further with Counsel earlier in the Annual Meeting. The Board requested and received certain information regarding Management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to invest fully in accordance with Series policies.

In considering information relating to the approval of the Series’ advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent counsel. Although the Trustees gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board in its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service as well as Delaware Investments’ expenditures to improve the delivery of shareholder services. During 2007, Management commenced the outsourcing of certain investment accounting functions that are expected to further improve the quality and the cost of delivering investment accounting services to the Series. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest, ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three-, five- and ten-year periods ended December 31, 2007. The Board’s objective is that the performance of each Series for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all high current yield funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one-year period was in the second quartile of its Performance Universe. The report further showed that the Series’ total return for the three- and five-year periods was in the first quartile and the Series’ total return for the ten-year period was in the fourth quartile. The Series’ performance results were mixed but overall tended toward median, which was acceptable.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of October 31, 2007 and the most recent fiscal year end for comparative funds as of August 31, 2007 or earlier. For any fund with a fiscal year end after August 31, 2007, such fund’s expense data were measured as of its fiscal year end for 2006. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of the Series and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Series’ total expense ratio to and amount competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

High Yield Series-17

Delaware VIP High Yield Series
Other Series Information (continued)

The expense comparisons for the Series showed that the actual management fee was in the quartile with the second highest expenses of its Expense Group and total expenses were in the quartile with the highest expenses of its Expense Group. The Board noted that the Series’ total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place through April 2009 and recent initiatives implemented by Management, such as the outsourcing of certain transfer agency and investment accounting services, creating an opportunity for a reduction in expenses. Consequently, the Board was satisfied with Management’s efforts to improve the Series’ total expense ratio and bring it in line with the Board’s objective.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the level of management fees was reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

PO13178 SA-VIPHY [6/08] DG3 8/08 (3381)	High Yield Series-18

Delaware VIP Trust
Delaware VIP International Value Equity Series

Semiannual Report

June 30, 2008

Delaware VIP Trust — Delaware VIP International Value Equity Series
Disclosure of Series Expenses
For the Period January 1, 2008 to June 30, 2008

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratios	6/30/08*
Actual Series Return
Standard Class	$1,000.00	$856.10	1.05%	$4.85
Service Class	1,000.00	855.10	1.30%	6.00
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,019.64	1.05%	$5.27
Service Class	1,000.00	1,018.40	1.30%	6.52

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

International Value Equity Series-1

Delaware VIP Trust — Delaware VIP International Value Equity Series
Country and sector allocations
As of June 30, 2008

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may also represent the investment manager’s internal sector classifications, which may result in the sector designations for one Series being different than another Series’ sector designations.

Percentage
Sector	of Net Assets
Common Stock	98.35%
Australia	4.03%
Belgium	1.28%
Canada	2.83%
Denmark	2.24%
Finland	2.10%
France	18.94%
Germany	5.95%
Hong Kong	1.59%
Ireland	1.65%
Japan	19.28%
Mexico	2.71%
Netherlands	4.74%
Norway	1.46%
Republic of Korea	2.17%
Sweden	2.91%
Switzerland	2.46%
Taiwan	2.63%
United Kingdom	19.38%
Right	0.01%
Discount Note	1.06%
Securities Lending Collateral	19.19%
Total Value of Securities	118.61%
Obligation to Return Securities Lending Collateral	(19.19%)
Receivables and Other Assets Net of Liabilities	0.58%
Total Net Assets	100.00%

Percentage
Sector	of Net Assets
Consumer Discretionary	16.80%
Consumer Staples	5.28%
Energy	8.24%
Financials	14.71%
Health Care	13.62%
Industrials	11.71%
Information Technology	12.18%
Materials	4.06%
Telecommunication Services	9.67%
Utilities	2.09%
Total	98.36%

International Value Equity Series-2

Delaware VIP Trust — Delaware VIP International Value Equity Series
Statement of Net Assets
June 30, 2008 (Unaudited)

	Number of	Value
	Shares	(U.S. $)
COMMON STOCK–98.35%Δ
Australia–4.03%
Coca-Cola Amatil	375,899	$2,524,511
Telstra	583,750	2,371,270
		4,895,781
Belgium–1.28%
Dexia	96,866	1,549,558
		1,549,558
Canada–2.83%
†CGI Group Class A	345,545	3,441,224
		3,441,224
Denmark–2.24%
Novo Nordisk Class B	41,490	2,715,543
		2,715,543
Finland–2.10%
Nokia	104,860	2,557,431
		2,557,431
France–18.94%
*AXA	75,932	2,254,806
*Cie de Saint-Gobain	30,398	1,902,022
*Lafarge	16,087	2,466,790
*Lagardere	32,236	1,835,829
*Publicis Groupe	79,613	2,579,717
*Sanofi-Aventis	36,223	2,419,915
Teleperformance	65,126	2,403,558
*Total	48,630	4,149,982
*Vallourec	8,548	3,000,107
		23,012,726
Germany–5.95%
*Bayerische Motoren Werke	47,718	2,295,282
Linde	17,584	2,474,576
Metro	38,438	2,457,743
		7,227,601
Hong Kong–1.59%
*Techtronic Industries	2,285,859	1,926,088
		1,926,088
Ireland–1.65%
*Anglo Irish Bank	212,474	2,008,504
		2,008,504
Japan–19.28%
*Asahi Glass	186,000	2,249,555
Canon	52,780	2,714,442
*Don Quijote	116,200	2,126,658
Fujitsu	320,000	2,375,171
Mitsubishi UFJ Financial Group	272,109	2,411,855
*NGK Spark Plug	170,000	1,951,962
Ono Pharmaceutical	46,700	2,573,306
Round One	1,447	1,608,308
Terumo	59,200	3,022,313
Toyota Motor	50,511	2,383,649
		23,417,219
Mexico–2.71%
*Telefonos de Mexico ADR	82,816	1,961,082
*Telemex Internacional ADR	82,816	1,333,338
		3,294,420
Netherlands–4.74%
ING Groep CVA	90,391	2,882,705
Koninklijke Philips Electronics	84,365	2,870,514
		5,753,219
Norway–1.46%
†Petroleum Geo-Services	72,074	1,768,982
		1,768,982
Republic of Korea–2.17%
Samsung Electronics	4,410	2,633,790
		2,633,790
Sweden–2.91%
Ericsson Class B	100,800	1,051,273
Nordea Bank	179,857	2,482,125
		3,533,398
Switzerland–2.46%
Novartis	54,322	2,991,153
		2,991,153
Taiwan–2.63%
Chunghwa Telecom ADR	126,127	3,199,842
		3,199,842
United Kingdom–19.38%
AstraZeneca	65,948	2,813,841
BP	352,586	4,096,362
Greggs	19,605	1,437,511
HBOS	164,917	907,499
Kesa Electricals	644,298	2,030,995
National Grid	193,334	2,543,663
Royal Bank of Scotland Group	276,761	1,185,281
Standard Chartered	76,351	2,174,849
Tomkins	421,509	1,272,032
Travis Perkins	49,398	529,875
Vodafone Group	970,236	2,882,563
WPP Group	173,001	1,669,632
		23,544,103
Total Common Stock
(cost $125,671,741)		119,470,582

RIGHT–0.01%
HBOS	65,967	14,454
Total Right (cost $0)		14,454

	Principal
	Amount
≠DISCOUNT NOTE–1.06%
Federal Home Loan Bank
2.03% 7/01/08	$1,286,073	1,286,073
Total Discount Note
(cost $1,286,073)		1,286,073

Total Value of Securities Before
Securities Lending Collateral–99.42%
(cost $126,957,814)		120,771,109

International Value Equity Series-3

Delaware VIP International Value Equity Series
Statement of Net Assets (continued)

	Number of	Value
	Shares	(U.S. $)
SECURITIES LENDING COLLATERAL**–19.19%
Investment Companies
Mellon GSL DBT II Collateral Fund	23,304,032	$ 23,304,032
Total Securities Lending Collateral
(cost $23,304,032)		23,304,032

TOTAL VALUE OF SECURITIES–118.61% (cost $150,261,846)	$144,075,141 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(19.19%)	(23,304,032)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.58%	699,983
NET ASSETS APPLICABLE TO 10,689,508 SHARES OUTSTANDING–100.00%	$121,471,092
NET ASSET VALUE–DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
STANDARD CLASS ($121,334,523 / 10,677,479 Shares)	$11.36
NET ASSET VALUE–DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
SERVICE CLASS ($136,569 / 12,029 SHARES)	$11.35
COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization–no par)	$128,151,452
Undistributed net investment income	2,200,111
Accumulated net realized loss on investments	(2,702,585)
Net unrealized depreciation of investments	(6,177,886)
Total net assets	$121,471,092
____________________

Δ	Securities have been classified by country of origin.
†	Non income producing security.
*	Fully or partially on loan.
**	See Note 9 in “Notes to financial statements”.
©	Includes $21,894,875 of securities loaned.
≠	The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
ADR – American Depositary Receipts
CVA – Dutch Certificate

See accompanying notes

International Value Equity Series-4

Delaware VIP Trust —
Delaware VIP International Value Equity Series
Statement of Operations
Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends	$3,209,268
Securities lending income	135,042
Interest	22,212
Foreign tax withheld	(283,116)
3,083,406

EXPENSES:
Management fees	577,239
Custodian fees	58,457
Accounting and administration expenses	27,164
Reports and statements to shareholders	17,763
Dividend disbursing and transfer agent fees and expenses	12,189
Legal fees	9,791
Audit and tax	9,606
Trustees’ fees	3,535
Pricing fees	2,685
Insurance fees	1,143
Consulting fees	1,136
Dues and services	313
Registration fees	249
Distribution expenses - Service Class	229
Trustees’ expenses	199
721,698
Less management fees absorbed or waived	(5,355)
Less waiver of distribution expenses – Service Class	(38)
Less expense paid indirectly	(926)
Total operating expenses	715,379

NET INVESTMENT INCOME	2,368,027

NET REALIZED AND UNREALIZED LOSS ON
INVESTMENTS AND FOREIGN CURRENCIES:
Net realized loss on:
Investments	(2,241,343)
Foreign currencies	(161,614)
Net realized loss	(2,402,957)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(21,250,987)

NET REALIZED AND UNREALIZED LOSS ON
INVESTMENTS AND FOREIGN CURRENCIES	(23,653,944)

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$(21,285,917)

See accompanying notes

Delaware VIP Trust —
Delaware VIP International Value Equity Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/08	Ended
	(Unaudited)	12/31/07
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$2,368,027	$2,830,064
Net realized gain (loss) on investments and
foreign currencies	(2,402,957)	9,464,771
Net change in unrealized appreciation/
depreciation of investments
and foreign currencies	(21,250,987)	(3,269,329)
Net increase (decrease) in net assets
resulting from operations	(21,285,917)	9,025,506

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(2,740,721)	(3,694,827)
Service Class	(2,558)	(3,271)
Net realized gain on investments:
Standard Class	(10,032,456)	(65,626,826)
Service Class	(10,984)	(64,716)
	(12,786,719)	(69,389,640)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	1,894,428	2,885,952
Service Class	679	130,583
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	12,773,177	69,321,653
Service Class	13,542	67,987
	14,681,826	72,406,175
Cost of shares repurchased:
Standard Class	(12,989,968)	(31,233,434)
Service Class	(19,600)	(13,734)
	(13,009,568)	(31,247,168)
Increase in net assets derived from
capital share transactions	1,672,258	41,159,007

NET DECREASE IN NET ASSETS	(32,400,378)	(19,205,127)

NET ASSETS:
Beginning of period	153,871,470	173,076,597
End of period (including undistributed
net investment income of $2,200,111 and
$2,732,837, respectively)	$121,471,092	$153,871,470

See accompanying notes

International Value Equity Series-5

Delaware VIP Trust — Delaware VIP International Value Equity Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP International Value Equity Series Standard Class
	Six Months
	Ended
	6/30/08[1]	Year Ended
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Net asset value, beginning of period	$ 14.700	$ 23.100	$ 20.380	$ 18.550	$ 15.660	$ 11.550

Income (loss) from investment operations:
Net investment income[2]	0.222	0.273	0.512	0.496	0.396	0.373
Net realized and unrealized gain (loss) on investments
and foreign currencies	(2.299)	0.858	4.043	1.838	2.920	4.355
Total from investment operations	(2.077)	1.131	4.555	2.334	3.316	4.728

Less dividends and distributions from:
Net investment income	(0.271)	(0.508)	(0.616)	(0.291)	(0.426)	(0.314)
Net realized gain on investments	(0.992)	(9.023)	(1.219)	(0.213)	–	(0.304)
Total dividends and distributions	(1.263)	(9.531)	(1.835)	(0.504)	(0.426)	(0.618)

Net asset value, end of period	$ 11.360	$ 14.700	$ 23.100	$ 20.380	$ 18.550	$ 15.660

Total return[3]	(14.39% )	5.24%	23.59%	12.87%	21.79%	43.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$121,334	$153,691	$173,017	$161,293	$164,544	$167,813
Ratio of expenses to average net assets	1.05%	0.99%	1.01%	1.00%	0.99%	0.98%
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly	1.06%	0.99%	1.01%	1.02%	0.99%	0.99%
Ratio of net investment income to average net assets	3.49%	1.66%	2.44%	2.63%	2.46%	2.96%
Ratio of net investment income to average net assets prior
to expense limitation and expenses paid indirectly	3.48%	1.66%	2.44%	2.61%	2.46%	2.95%
Portfolio turnover	30%	21%	114%	8%	10%	11%
____________________

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.
[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

International Value Equity Series-6

Delaware VIP International Value Equity Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP International Value Equity Series Service Class
	Six Months
	Ended
	6/30/08[1]	Year Ended
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Net asset value, beginning of period	$ 14.660	$23.050	$20.350	$18.520	$15.650	$11.550

Income (loss) from investment operations:
Net investment income[2]	0.206	0.233	0.459	0.449	0.356	0.345
Net realized and unrealized gain (loss) on investments
and foreign currencies	(2.293)	0.856	4.029	1.845	2.911	4.355
Total from investment operations	(2.087)	1.089	4.488	2.294	3.267	4.700

Less dividends and distributions from:
Net investment income	(0.231)	(0.456)	(0.569)	(0.251)	(0.397)	(0.296)
Net realized gain on investments	(0.992)	(9.023)	(1.219)	(0.213)	–	(0.304)
Total dividends and distributions	(1.223)	(9.479)	(1.788)	(0.464)	(0.397)	(0.600)

Net asset value, end of period	$ 11.350	$14.660	$23.050	$20.350	$18.520	$15.650

Total return[3]	(14.49% )	4.98%	23.24%	12.65%	21.44%	43.11%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 137	$ 180	$ 60	$ 62	$ 95	$ 109
Ratio of expenses to average net assets	1.30%	1.24%	1.26%	1.25%	1.24%	1.20%
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly	1.36%	1.29%	1.31%	1.32%	1.29%	1.24%
Ratio of net investment income to average net assets	3.24%	1.41%	2.19%	2.38%	2.21%	2.74%
Ratio of net investment income to average net assets prior
to expense limitation and expenses paid indirectly	3.18%	1.36%	2.14%	2.31%	2.16%	2.70%
Portfolio turnover	30%	21%	114%	8%	10%	11%
____________________

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.
[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager and distributor, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

International Value Equity Series-7

Delaware VIP Trust — Delaware VIP International Value Equity Series
Notes to Financial Statements
June 30, 2008 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 14 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP International Value Equity Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term growth without undue risk to principal.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes—The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2008, the Series held no investments in repurchase agreements.

Foreign Currency Transactions—Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

International Value Equity Series-8

Delaware VIP International Value Equity Series
Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)
The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of average daily net assets of the Series, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on average daily net assets in excess of $2.5 billion.

Effective May 1, 2008, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) does not exceed 1.01% of average daily net assets of the Series through April 30, 2009. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Series’ Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Series.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended June 30, 2008, the Series was charged $3,396 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2009 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2008, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and		Expenses
Management	Fund Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fees Payable	to DMC
DMC	Payable to DSC	To DDLP	and Affiliates*
$83,633	$4,917	$29	$9,098
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2008, the Series was charged $4,665 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2008, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$20,503,904
Sales	29,482,609

International Value Equity Series-9

Delaware VIP International Value Equity Series
Notes to Financial Statements (continued)

At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Depreciation
$150,746,003	$14,791,707	$(21,462,569)	$(6,670,862)

3. Investments (continued)
Effective January 1, 2008, the Series adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

Level	Securities
Level 1	$142,789,069
Level 2	1,286,072
Level 3	–
Total	$144,075,141

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 3/31/08	$1,057,151
Net realized gain (loss)	4,087
Net change in unrealized appreciation/depreciation	(900,945)
Net purchases, sales, and settlements	(5,761)
Net transfers in and/or out of Level 3	(154,532)
Balance as of 6/30/08	$–
Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/08	$–

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2008 and the year ended December 31, 2007 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/08*	12/31/07
Ordinary income	$5,279,879	$4,884,812
Long-term capital gain	7,506,840	64,504,828
Total	$12,786,719	$69,389,640
____________________

* Tax information for the six months ended June 30, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

International Value Equity Series-10

Delaware VIP International Value Equity Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$128,151,452
Undistributed ordinary income	2,200,111
Realized losses 1/1/08 – 6/30/08	(2,218,428)
Unrealized depreciation of investments and
foreign currencies	(6,662,043)
Net assets	$121,471,092

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2008, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Gain (Loss)
$(157,474)	$157,474

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/08	12/31/07
Shares sold:
Standard Class	142,697	118,564
Service Class	55	5,928

Shares issued upon reinvestment of
dividends and distributions:
Standard Class	1,090,792	4,754,572
Service Class	1,156	4,666
	1,234,700	4,883,730

Shares repurchased:
Standard Class	(1,011,124)	(1,907,104)
Service Class	(1,509)	(842)
	(1,012,633)	(1,907,946)
Net increase	222,067	2,975,784

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2008, or at any time during the period then ended.

International Value Equity Series-11

Delaware VIP International Value Equity Series
Notes to Financial Statements (continued)

8. Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no foreign currency exchange contracts outstanding at June 30, 2008.

9. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirement. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records securities lending income net of allocations to the security lending agent and the borrower.

At June 30, 2008, the value of the securities on loan was $21,894,875, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

10. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ limit on investments in illiquid securities. As of June 30, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

11. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

International Value Equity Series-12

Delaware VIP Trust — Delaware VIP International Value Equity Series

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments® Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

Other Series Information

Board of Consideration of Delaware VIP International Value Equity Series Investment Advisory Agreement

At a meeting held on May 20-22, 2008 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees (the “Independent Trustees”), approved the renewal of the Investment Advisory Agreement for the Delaware VIP International Value Equity Series (the “Series”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed in February 2008 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed the Lipper reports with counsel to the Independent Trustees (“Counsel”) at the February 2008 Board meeting and discussed such reports further with Counsel earlier in the Annual Meeting. The Board requested and received certain information regarding Management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to invest fully in accordance with Series policies.

In considering information relating to the approval of the Series’ advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent counsel. Although the Trustees gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board in its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service as well as Delaware Investments’ expenditures to improve the delivery of shareholder services. During 2007, Management commenced the outsourcing of certain investment accounting functions that are expected to further improve the quality and the cost of delivering investment accounting services to the Series. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest, ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile;

International Value Equity Series-13

Delaware VIP Trust — Delaware VIP International Value Equity Series
Other Series Information (continued)

the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three-, five- and ten-year periods ended December 31, 2007. The Board’s objective is that the performance of each Series for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

Lipper currently classifies the Series as an international core fund. However, Management believes that it would be more appropriate to include the Series in international value funds category. Accordingly, the Lipper report prepared for the Series compares the Series’ performance to two separate Performance Universes consisting of the Series and all underlying variable insurance product international core funds and all underlying variable insurance product international value funds. When compared to other international core funds, the Lipper report comparison showed that the Series’ total return for the one- and three-year periods was in the fourth quartile. The report further showed that the Series’ total return for the five- and ten-year periods was in the second quartile and first quartile, respectively. The report showed that the Series’ total return for the three- and five-year periods was in the third quartile and the Series’ total return for the ten-year period was in the second quartile. However, when compared to other international value funds, the Lipper report comparison showed that the Series’ total return for the one-year period was in the fourth quartile. The Board noted that the Series’ performance results were not in line with the Board’s objective. The Board recognized Management’s efforts to increase portfolio management depth, including the hiring of a new head of the equity department in 2007. The Board was satisfied with Management’s efforts to enhance Series performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of October 31, 2007 and the most recent fiscal year end for comparative funds as of August 31, 2007 or earlier. For any fund with a fiscal year end after August 31, 2007, such fund’s expense data were measured as of its fiscal year end for 2006. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of the Series and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Series’ total expense ratio to and amount competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

When compared to other international core funds, the expense comparisons for the Series showed that the actual management fee was in the quartile with the second highest expenses of its Expense Group and total expenses were in the quartile with the second lowest expenses of its Expense Group. When compared to other international value funds, the expense comparisons for the Series showed that its actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that, when compared to other international value funds, the Series’ total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place through April 2009 and recent initiatives implemented by Management, such as the outsourcing of certain transfer agency and investment accounting services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Series’ total expense ratio and bring it in line with the Board’s objective.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the level of management fees was reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

PO13178 SA-VIPIVE [6/08] DG3 8/08 (3381)	International Value Equity Series-14

Delaware VIP Trust
Delaware VIP REIT Series

Semiannual Report

June 30, 2008

Delaware VIP Trust — Delaware VIP REIT Series
Disclosure of Series Expenses
For the Period January 1, 2008 to June 30, 2008

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratios	6/30/08*
Actual Series Return
Standard Class	$1,000.00	$ 969.20	0.89%	$4.36
Service Class	1,000.00	967.80	1.14%	5.58
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,020.44	0.89%	$4.47
Service Class	1,000.00	1,019.19	1.14%	5.72

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

REIT Series-2

Delaware VIP Trust — Delaware VIP REIT Series
Sector Allocation and Top 10 Holdings
As of June 30, 2008

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may also represent the investment manager’s internal sector classifications, which may result in the sector designations for one Series being different than another Series’ sector designations.

Percentage
Sector	of Net Assets
Common Stock	95.70%
Diversified REITs	6.50%
Health Care REITs	8.75%
Hotel REITs	4.53%
Industrial REITs	6.12%
Mall REITs	16.57%
Manufactured Housing REITs	1.55%
Multifamily REITs	14.48%
Office REITs	13.05%
Office/Industrial REITs	4.09%
Real Estate Operating Companies	1.20%
Self Storage REITs	3.54%
Shopping Center REITs	12.84%
Specialty REITs	2.48%
Discount Note	3.84%
Securities Lending Collateral	25.49%
Total Value of Securities	125.03%
Obligation to Return Securities Lending Collateral	(25.49% )
Receivables and Other Assets Net of Liabilities	0.46%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Simon Property Group	9.09%
Vornado Realty Trust	6.50%
ProLogis	4.82%
General Growth Properties	4.76%
Boston Properties	4.57%
Equity Residential	3.91%
Kimco Realty	3.82%
Public Storage	3.54%
Host Hotels & Resorts	3.37%
Federal Realty Investment Trust	3.13%

REIT Series-3

Delaware VIP Trust — Delaware VIP REIT Series
Statement of Net Assets
June 30, 2008 (Unaudited)

	Number of
	Shares	Value
COMMON STOCK–95.70%
Diversified REITs – 6.50%
*Vornado Realty Trust	311,401	$ 27,403,288
		27,403,288
Health Care REITs–8.75%
*HCP	326,600	10,389,146
*Health Care REIT	216,200	9,620,900
Senior Housing Properties Trust	263,300	5,142,249
*Ventas	275,600	11,732,292
		36,884,587
Hotel REITs–4.53%
Hersha Hospitality Trust	645,790	4,875,715
*Host Hotels & Resorts	1,040,696	14,205,500
		19,081,215
Industrial REITs–6.12%
*AMB Property	108,455	5,463,963
*ProLogis	374,208	20,338,205
		25,802,168
Mall REITs–16.57%
*General Growth Properties	572,823	20,065,990
*Macerich	184,300	11,450,559
*Simon Property Group	426,499	38,337,994
		69,854,543
Manufactured Housing REITs–1.55%
*Equity Lifestyle Properties	148,900	6,551,600
		6,551,600
Multifamily REITs–14.48%
*AvalonBay Communities	123,174	10,982,194
*BRE Properties	212,200	9,184,016
*Camden Property Trust	37,700	1,668,602
*Equity Residential	430,700	16,482,889
*Essex Property Trust	78,708	8,382,402
*Home Properties	176,700	8,492,202
Mid-America Apartment Communities	94,700	4,833,488
*UDR	46,600	1,042,908
		61,068,701
Office REITs–13.05%
*Alexandria Real Estate Equities	90,996	8,857,551
*Boston Properties	213,800	19,289,035
*Highwoods Properties	148,000	4,650,160
*Mack-Cali Realty	280,400	9,581,268
*SL Green Realty	153,137	12,667,493
		55,045,507
Office/Industrial REITs–4.09%
*Digital Realty Trust	139,900	5,723,309
*Duke Realty	96,400	2,164,180
*Liberty Property Trust	282,400	9,361,560
		17,249,049
Real Estate Operating
Companies–1.20%
*Macquarie Infrastructure	71,500	1,808,235
Marriott International Class A	123,200	3,232,768
		5,041,003
Self Storage REITs–3.54%
*Public Storage	184,600	14,913,834
		14,913,834
Shopping Center REITs–12.84%
*Developers Diversified Realty	107,778	3,740,974
*Federal Realty Investment Trust	191,289	13,198,941
*Kimco Realty	466,600	16,107,032
Kite Realty Group Trust	291,596	3,644,950
*Ramco-Gershenson Properties	231,100	4,746,794
Regency Centers	215,039	12,713,106
		54,151,797
Specialty REITs–2.48%
*Entertainment Properties Trust	72,400	3,579,456
*Plum Creek Timber	161,200	6,884,852
		10,464,308
Total Common Stock
(cost $460,016,221)		403,511,600

	Principal
	Amount
≠DISCOUNT NOTE–3.84%
Federal Home Loan Bank 2.03% 7/1/08	$16,201,915	16,201,915
Total Discount Note
(cost $16,201,915)		16,201,915

Total Value of Securities Before
Securities Lending Collateral–99.54%
(cost $476,218,136)		419,713,515

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–25.49%
Investment Companies
Mellon GSL DBT II Collateral Fund	107,483,867	107,483,867
Total Securities Lending Collateral
(cost $107,483,867)		107,483,867

REIT Series-4

Delaware VIP REIT Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–125.03% (cost $583,702,003)	$527,197,382 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(25.49%)	(107,483,867)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.46%	1,958,422
NET ASSETS APPLICABLE TO 42,560,579 SHARES OUTSTANDING–100.00%	$421,671,937
NET ASSET VALUE – DELAWARE VIP REIT SERIES STANDARD CLASS ($217,381,247 / 21,932,832 Shares)	$9.91
NET ASSET VALUE – DELAWARE VIP REIT SERIES SERVICE CLASS ($204,290,690 / 20,627,747 Shares)	$9.90
COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization—no par)	$518,960,250
Undistributed net investment income	7,988,028
Accumulated net realized loss on investments	(48,771,720)
Net unrealized depreciation of investments	(56,504,621)
Total net assets	$421,671,937
____________________

≠	The rate shown is the effective yield at the time of purchase.
*	Fully or partially on loan.
**	See Note 8 in “Notes to financial statements.”
©	Includes $104,948,739 of securities loaned.

REIT — Real Estate Investment Trust

See accompanying notes

REIT Series-5

Delaware VIP Trust —
Delaware VIP REIT Series
Statement of Operations
Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends	$7,060,808
Interest	229,651
Securities lending income	268,882
Foreign tax withheld	(4,899)
7,554,442

EXPENSES:
Management fees	1,672,057
Distribution expenses – Service Class	330,376
Accounting and administration expenses	89,176
Reports and statements to shareholders	73,605
Dividend disbursing and transfer agent fees and expenses	40,477
Legal fees	35,805
Audit and tax	21,515
Trustees’ fees	11,605
Custodian fees	8,649
Insurance fees	6,615
Taxes (other than taxes on income)	6,155
Consulting fees	5,596
Registration fees	2,319
Dues and services	1,706
Trustees’ expenses	677
Pricing fees	203
2,306,536
Less waiver of distribution expenses – Service Class	(55,063)
Less expense paid indirectly	(2,136)
Total operating expenses	2,249,337

NET INVESTMENT INCOME	5,305,105

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized loss on investments	(39,823,159)
Net change in unrealized appreciation/depreciation
of investments	17,831,554

NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS	(21,991,605)

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$(16,686,500)

See accompanying notes

Delaware VIP Trust —
Delaware VIP REIT Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/08	Ended
	(Unaudited)	12/31/07
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$5,305,105	$9,577,729
Net realized gain (loss) on investments	(39,823,159)	144,195,167
Net change in unrealized appreciation/
depreciation of investments	17,831,554	(250,820,722)
Net decrease in net assets
resulting from operations	(16,686,500)	(97,047,826)

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(4,888,716)	(9,041,997)
Service Class	(4,122,163)	(3,547,975)
Net realized gain on investments:
Standard Class	(75,971,767)	(135,325,510)
Service Class	(74,308,853)	(64,108,734)
	(159,291,499)	(212,024,216)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	15,965,275	75,197,309
Service Class	14,037,005	71,656,487
Net asset value of shares issued
upon reinvestment of dividends
and distributions:
Standard Class	80,860,483	144,367,507
Service Class	78,431,016	67,656,709
	189,293,779	358,878,012
Cost of shares repurchased:
Standard Class	(39,601,267)	(444,572,124)
Service Class	(39,476,884)	(105,088,495)
	(79,078,151)	(549,660,619)
Increase (Decrease) in net assets derived
from capital share transactions	110,215,628	(190,782,607)

NET DECREASE IN NET ASSETS	(65,762,371)	(499,854,649)

NET ASSETS:
Beginning of period	487,434,308	987,288,957
End of period (including undistributed
net investment income of $7,988,028
and $12,461,749, respectively)	$421,671,937	$487,434,308

See accompanying notes

REIT Series-6

Delaware VIP Trust — Delaware VIP REIT Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP REIT Series Standard Class
	Six Months
	Ended
	6/30/08[1]	Year Ended
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Net asset value, beginning of period	$ 15.830	$ 22.860	$ 18.770	$ 19.080	$ 15.140	$ 11.730

Income (loss) from investment operations:
Net investment income[2]	0.153	0.253	0.378	0.523	0.504	0.586
Net realized and unrealized gain (loss) on investments	(0.317)	(2.541)	5.424	0.618	4.112	3.271
Total from investment operations	(0.164)	(2.288)	5.802	1.141	4.616	3.857

Less dividends and distributions from:
Net investment income	(0.348)	(0.297)	(0.395)	(0.360)	(0.332)	(0.342)
Net realized gain on investments	(5.408)	(4.445)	(1.317)	(1.091)	(0.344)	(0.105)
Total dividends and distributions	(5.756)	(4.742)	(1.712)	(1.451)	(0.676)	(0.447)

Net asset value, end of period	$ 9.910	$ 15.830	$ 22.860	$ 18.770	$ 19.080	$ 15.140

Total return[3]	(3.08% )	(13.94% )	32.63%	7.17%	31.38%	34.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$217,381	$250,072	$672,738	$637,889	$624,223	$359,958
Ratio of expenses to average net assets	0.89%	0.83%	0.84%	0.85%	0.84%	0.86%
Ratio of net investment income to average
net assets	2.50%	1.30%	1.87%	2.89%	3.11%	4.51%
Portfolio turnover	105%	72%	100%	42%	38%	37%
____________________

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.
[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

REIT Series-7

Delaware VIP REIT Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP REIT Series Service Class
	Six Months
	Ended
	6/30/08[1]	Year Ended
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Net asset value, beginning of period	$ 15.790	$ 22.820	$ 18.740	$ 19.050	$ 15.130	$11.720

Income (loss) from investment operations:
Net investment income[2]	0.138	0.205	0.327	0.478	0.464	0.556
Net realized and unrealized gain (loss) on investments	(0.320)	(2.544)	5.420	0.622	4.102	3.283
Total from investment operations	(0.182)	(2.339)	5.747	1.100	4.566	3.839

Less dividends and distributions from:
Net investment income	(0.300)	(0.246)	(0.350)	(0.319)	(0.302)	(0.324)
Net realized gain on investments	(5.408)	(4.445)	(1.317)	(1.091)	(0.344)	(0.105)
Total dividends and distributions	(5.708)	(4.691)	(1.667)	(1.410)	(0.646)	(0.429)

Net asset value, end of period	$ 9.900	$ 15.790	$ 22.820	$ 18.740	$ 19.050	$15.130

Total return[3]	(3.22% )	(14.18% )	32.32%	6.86%	31.09%	33.73%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$204,291	$237,362	$314,551	$201,883	$160,976	$68,276
Ratio of expenses to average net assets	1.14%	1.08%	1.09%	1.10%	1.09%	1.08%
Ratio of expenses to average net assets
prior to fees waived and expenses paid indirectly	1.19%	1.13%	1.14%	1.15%	1.14%	1.11%
Ratio of net investment income to average net assets	2.25%	1.05%	1.62%	2.64%	2.86%	4.29%
Ratio of net investment income to average net assets
prior to fees waived and expenses paid indirectly	2.20%	1.00%	1.57%	2.59%	2.81%	4.26%
Portfolio turnover	105%	72%	100%	42%	38%	37%
____________________

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.
[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes

REIT Series-8

Delaware VIP Trust — Delaware VIP REIT Series
Notes to Financial Statements
June 30, 2008 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 14 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP REIT Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum long-term total return, with capital appreciation as a secondary objective.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes—The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2008, the Series held no investments in repurchase agreements.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an estimate of the reclassification of the distribution character.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $573 for the six months ended June 30, 2008. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

REIT Series-9

Delaware VIP REIT Series
Notes to Financial Statements (continued)

2. Investment Management, Administration, Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Prior to May 1, 2008, DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) did not exceed 1.00% of average daily net assets of the Series. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Series’ Board of Trustees and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Series. No reimbursement was due for the six months ended June 30, 2008.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended June 30, 2008, the Series was charged $11,147 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2009 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2008, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	To DDLP	and Affiliates*
$277,729	$11,175	$44,787	$42,727
____________________

*DMC as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2008, the Series was charged $15,359 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2008, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$226,080,948
Sales	267,841,890

At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Depreciation
$600,042,060	$2,092,412	$(74,937,090)	$(72,844,678)

REIT Series-10

Delaware VIP REIT Series
Notes to Financial Statements (continued)

3. Investments (continued)
Effective January 1, 2008, the Series adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

level	Securities
Level 1	$510,995,467
Level 2	16,201,915
Level 3	–
Total	$527,197,382

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2008 and the year ended December 31, 2007 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/08*	12/31/07
Ordinary income	$ 39,461,227	$ 45,545,390
Long-term capital gain	119,830,272	166,478,826
Total	$159,291,499	$212,024,216
____________________

*Tax information for the six months ended June 30, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$518,960,250
Undistributed ordinary income	7,988,028
Realized losses 1/1/08 – 6/30/08	(32,431,663)
Unrealized depreciation of investments	(72,844,678)
Net assets	$421,671,937

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

The undistributed earnings for the Series may be subject to reclassification upon notice of the tax character of distributions received from investments in REITs.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of REIT dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2008, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Gain (Loss)
$(767,947)	$767,947

REIT Series-11

Delaware VIP REIT Series
Notes to Financial Statements (continued)

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/08	12/31/07
Shares sold:
Standard Class	1,367,531	3,319,228
Service Class	1,163,898	3,502,721
Shares issued upon reinvestment of
dividends and distributions:
Standard Class	7,700,998	7,392,090
Service Class	7,469,621	3,466,020
	17,702,048	17,680,059
Shares repurchased:
Standard Class	(2,933,600)	(24,342,883)
Service Class	(3,037,323)	(5,724,040)
	(5,970,923)	(30,066,923)
Net increase (decrease)	11,731,125	(12,386,864)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2008, or at any time during the period then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs.

The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records securities lending income net of allocations to the security lending agent and the borrower.

At June 30, 2008, the value of the securities on loan was $104,948,739, for which the Series received collateral, comprised of non-cash collateral valued at $617,313, and cash collateral of $107,483,867. Investments purchased with cash collateral are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

REIT Series-12

Delaware VIP Trust — Delaware VIP REIT Series

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments® Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

Other Series Information

Board Consideration of Delaware VIP REIT Series Investment Advisory Agreement

At a meeting held on May 20-22, 2008 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees (the “Independent Trustees”), approved the renewal of the Investment Advisory Agreement for the Delaware VIP REIT Series (the “Series”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed in February 2008 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed the Lipper reports with counsel to the Independent Trustees (“Counsel”) at the February 2008 Board meeting and discussed such reports further with Counsel earlier in the Annual Meeting. The Board requested and received certain information regarding Management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to invest fully in accordance with Series policies.

In considering information relating to the approval of the Series’ advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent counsel. Although the Trustees gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board in its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments® to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service as well as Delaware Investments’ expenditures to improve the delivery of shareholder services. During 2007, Management commenced the outsourcing of certain investment accounting functions that are expected to further improve the quality and the cost of delivering investment accounting services to the Series. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest, ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first

REIT Series-13

Delaware VIP Trust — Delaware VIP REIT Series
Other Series Information (continued)

quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three- and five-year periods ended December 31, 2007. The Board’s objective is that the performance of each Series for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all real estate funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one-year period was in the first quartile of its Performance Universe although the report showed that the Series’ total return for the three- and five-year periods was in the fourth quartile. The Board considered the perceived advantages of personnel changes that took place in 2006 and 2007, including the hiring of a new head of the equity department in 2007. The Board commended Management’s efforts to enhance Fund performance and expressed confidence in the team, its philosophy and processes. The Board was satisfied that Management was taking effective action to improve Fund performance and meet the Board’s performance objective.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments® Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of October 31, 2007 and the most recent fiscal year end for each comparative fund with as of August 31, 2007 or earlier. For any fund with a fiscal year end after August 31, 2007, such fund’s expense data were measured as of its fiscal year end for 2006. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of the Series and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Series’ total expense ratio to and amount competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that its actual management fee and its total expenses were both in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to its Expense Group.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the level of management fees was reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

PO13178 SA-VIPREIT [6/08] DG3 8/08 (3381)	REIT Series-14

Delaware VIP Trust
Delaware VIP Select Growth Series

Semiannual Report

June 30, 2008

Delaware VIP Trust — Delaware VIP Select Growth Series
Disclosure of Series Expenses
For the Period January 1, 2008 to June 30, 2008

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratios	6/30/08*
Actual Series Return
Standard Class	$1,000.00	$ 874.00	1.01%	$4.71
Service Class	1,000.00	872.00	1.26%	5.86
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,019.84	1.01%	$5.07
Service Class	1,000.00	1,018.60	1.26%	6.32

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Select Growth Series-1

Delaware VIP Trust — Delaware VIP Select Growth Series
Sector Allocation and Top 10 Holdings
As of June 30, 2008

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may also represent the investment manager’s internal sector classifications, which may result in the sector designations for one Series being different than another Series’ sector designations.

	Percentage
Sector	of Net Assets
Common Stock²	99.88%
Basic Industry/Capital Goods	2.72%
Business Services	16.86%
Consumer Non-Durables	12.17%
Consumer Services	9.35%
Energy	4.19%
Financials	8.79%
Health Care	13.23%
Technology	31.97%
Utilities	0.60%
Discount Note	0.45%
Securities Lending Collateral	13.55%
Total Value of Securities	113.88%
Obligation to Return Securities Lending Collateral	(13.55%	)
Liabilities Net of Receivables and Other Assets	(0.33%	)
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
DineEquity	6.97%
Seagate Technology	5.11%
QUALCOMM	4.82%
Genentech	4.62%
MasterCard Class A	4.52%
Research in Motion	4.41%
Teradata	4.07%
UnitedHealth Group	3.77%
Weight Watchers International	3.69%
Heartland Payment Systems	3.66%

Select Growth Series-2

Delaware VIP Trust — Delaware VIP Select Growth Series
Statement of Net Assets
June 30, 2008 (Unaudited)

	Number of
	Shares	Value
COMMON STOCK–99.88%²
Basic Industry/Capital Goods–2.72%
Newmont Mining	4,200	$219,072
Praxair	600	56,544
*Yamana Gold	3,600	59,544
		335,160
Business Services–16.86%
Corporate Executive Board	2,600	109,330
Expeditors International Washington	5,000	215,000
†Global Cash Access Holdings	19,200	131,712
MasterCard Class A	2,100	557,592
Paychex	4,000	125,120
†Research in Motion	4,650	543,585
Thomson Reuters	2,304	61,728
†Visa Class A	4,100	333,371
		2,077,438
Consumer Non-Durables–12.17%
*DineEquity	23,000	859,280
*†NetFlix	5,500	143,385
NIKE Class B	1,200	71,532
*†Peet’s Coffee & Tea	4,600	91,172
Staples	5,400	128,250
†Starbucks	3,800	59,812
*Whole Foods Market	6,200	146,878
		1,500,309
Consumer Services–9.35%
†eBay	5,100	139,383
Heartland Payment Systems	19,100	450,760
International Game Technology	2,100	52,458
†MGM MIRAGE	1,613	54,665
Weight Watchers International	12,772	454,810
		1,152,076
Energy–4.19%
†Core Laboratories	2,100	298,935
EnCana	600	54,558
EOG Resources	800	104,960
Suncor Energy	1,000	58,120
		516,573
Financials–8.79%
†Affiliated Managers Group	300	27,018
Bank of New York Mellon	2,441	92,343
CME Group	1,000	383,190
†IntercontinentalExchange	3,900	444,600
optionsXpress Holdings	6,100	136,274
		1,083,425
Health Care–13.23%
*†Abiomed	7,900	140,225
Allergan	4,800	249,840
†Genentech	7,500	569,250
†Medco Health Solutions	2,200	103,840
UnitedHealth Group	17,700	464,625
†Zimmer Holdings	1,500	102,075
		1,629,855
Technology–31.97%
†Apple	1,800	301,392
Blackbaud	5,500	117,700
†Crown Castle International	6,300	243,999
†Google Class A	600	315,852
†Intuit	8,300	228,831
†j2 Global Communications	14,900	342,700
QUALCOMM	13,400	594,558
†SBA Communications Class A	2,400	86,424
Seagate Technology	32,900	629,378
†Sun Microsystems	16,500	179,520
†Teradata	21,700	502,138
*†VeriFone Holdings	26,000	310,700
†VeriSign	2,300	86,940
		3,940,132
Utilities–0.60%
†Calpine	3,300	74,448
		74,448
Total Common Stock
(cost $12,455,137)		12,309,416

	Principal
	Amount
≠DISCOUNT NOTE–0.45%
Federal Home Loan Bank
2.03% 7/1/08	$55,003	55,003
Total Discount Note
(cost $55,003)		55,003

Total Value of Securities Before Securities
Lending Collateral–100.33%
(cost $12,510,140)		12,364,419

	Number of
	Shares
SECURITIES LENDING COLLATERAL**–13.55%
Investment Companies
Mellon GSL DBT II Collateral Fund	1,669,660	1,669,660
Total Securities Lending Collateral
(cost $1,669,660)		1,669,660

Select Growth Series-3

Delaware VIP Select Growth Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–113.88% (cost $14,179,800)	$14,034,079 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(13.55%)	(1,669,660)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.33%)	(40,547)
NET ASSETS APPLICABLE TO 1,283,012 SHARES OUTSTANDING–100.00%	$12,323,872
NET ASSET VALUE–DELAWARE VIP SELECT GROWTH SERIES STANDARD CLASS
($9,798,654 / 1,016,473 Shares)	$9.64
NET ASSET VALUE–DELAWARE VIP SELECT GROWTH SERIES SERVICE CLASS
($2,525,218 / 266,539 Shares)	$9.47
COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization–no par)	$57,791,101
Undistributed net investment income	1,892
Accumulated net realized loss on investments	(45,323,400)
Net unrealized depreciation of investments	(145,721)
Total net assets	$12,323,872
____________________

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*	Fully or partially on loan.
**	See Note 8 in “Notes to financial statements.”
©	Includes $1,587,122 of securities loaned.
≠	The rate shown is the effective yield at the time of purchase.
†	Non income producing security.

See accompanying notes

Select Growth Series-4

Delaware VIP Trust —
Delaware VIP Select Growth Series
Statement of Operations
Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends	$50,245
Securities lending income	24,163
Interest	1,351
Foreign tax withheld	(35)
75,724

EXPENSES:
Management fees	51,217
Dividend disbursing and transfer agent fees and expenses	5,829
Audit and tax	5,826
Distribution expenses - Service Class	4,319
Accounting and administration expenses	2,732
Reports and statements to shareholders	1,213
Legal fees	1,171
Dues and services	675
Custodian fees	498
Trustees’ fees	355
Pricing fees	284
Insurance fees	145
Consulting fees	116
Trustees’ expenses	20
Registration fees	19
74,419
Less expenses absorbed or waived	(848)
Less waiver of distribution expenses – Service Class	(720)
Less expense paid indirectly	(423)
Total operating expenses	72,428

NET INVESTMENT INCOME	3,296

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	782,414
Foreign currencies	(1,098)
Net realized gain	781,316
Net change in unrealized appreciation/depreciation
of investments	(2,691,282)

NET REALIZED AND UNREALIZED LOSS ON
INVESTMENTS AND FOREIGN CURRENCIES	(1,909,966)

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$(1,906,670)

See accompanying notes

Delaware VIP Trust —
Delaware VIP Select Growth Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/08	Ended
	(Unaudited)	12/31/07
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,296	$(57,255)
Net realized gain on investments and
foreign currencies	781,316	3,118,956
Net change in unrealized appreciation/
depreciation of investments	(2,691,282)	(1,448,966)
Net increase (decrease) in net assets
resulting from operations	(1,906,670)	1,612,735

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	136,559	258,640
Service Class	57,742	213,484
	194,301	472,124
Cost of shares repurchased:
Standard Class	(1,076,012)	(4,169,619)
Service Class	(1,172,145)	(1,102,588)
	(2,248,157)	(5,272,207)

Decrease in net assets derived from
capital share transactions	(2,053,856)	(4,800,083)

NET DECREASE IN NET ASSETS	(3,960,526)	(3,187,348)

NET ASSETS:
Beginning of period	16,284,398	19,471,746
End of period (including undistributed
(accumulated) net investment income (loss)
of $1,892 and $(306), respectively)	$12,323,872	$16,284,398

See accompanying notes

Select Growth Series-5

Delaware VIP Trust — Delaware VIP Select Growth Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Select Growth Series Standard Class
	Six Months
	Ended
	6/30/08[1]	Year Ended
	(Unaudited)	12/31/07		12/31/06		12/31/05		12/31/04		12/31/03
Net asset value, beginning of period	$ 11.030	$10.060		$ 9.880		$ 8.460		$ 7.810		$ 5.600

Income (loss) from investment operations:
Net investment income (loss)[2]	0.005	(0.028)		(0.035)		(0.022)		(0.011)		(0.016)
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.395)	0.998		0.215		1.442		0.661		2.226
Total from investment operations	(1.390)	0.970		0.180		1.420		0.650		2.210

Net asset value, end of period	$ 9.640	$11.030		$10.060		$ 9.880		$ 8.460		$ 7.810

Total return[3]	(12.60% )	9.64%		1.82%		16.78%		8.32%		39.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 9,799	$12,234		$14,901		$ 18,612		$20,493		$ 23,089
Ratio of expenses to average net assets	1.01%	0.93%		0.91%		0.90%		0.83%		0.83%
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly	1.02%	0.95%		0.94%		0.97%		0.83%		0.83%
Ratio of net investment income (loss) to average net assets	0.10%	(0.26%	)	(0.36%	)	(0.26%	)	(0.14%	)	(0.24%	)
Ratio of net investment income (loss) to average net assets prior
to expense limitation and expenses paid indirectly	0.09%	(0.28%	)	(0.39%	)	(0.33%	)	(0.14%	)	(0.24%	)
Portfolio turnover	53%	46%		50%		133%		86%		72%
____________________

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.
[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Select Growth Series-6

Delaware VIP Select Growth Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

		Delaware VIP Select Growth Series Service Class
	Six Months
	Ended
	6/30/08[1]	Year Ended
	(Unaudited)	12/31/07		12/31/06		12/31/05		12/31/04		12/31/03
Net asset value, beginning of period	$ 10.860	$ 9.930		$ 9.780		$ 8.390		$ 7.760		$ 5.580

Income (loss) from investment operations:
Net investment loss[2]	(0.007)	(0.054)		(0.059)		(0.043)		(0.030)		(0.030)
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.383)	0.984		0.209		1.433		0.660		2.210
Total from investment operations	(1.390)	0.930		0.150		1.390		0.630		2.180

Net asset value, end of period	$ 9.470	$ 10.860		$ 9.930		$ 9.780		$ 8.390		$ 7.760

Total return[3]	(12.80% )	9.37%		1.53%		16.57%		8.12%		39.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 2,525	$ 4,050		$ 4,571		$ 5,076		$ 5,148		$ 5,670
Ratio of expenses to average net assets	1.26%	1.18%		1.16%		1.15%		1.08%		1.05%
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly	1.32%	1.25%		1.24%		1.27%		1.13%		1.08%
Ratio of net investment loss to average net assets	(0.15% )	(0.51%	)	(0.61%	)	(0.51%	)	(0.39%	)	(0.46%	)
Ratio of net investment loss to average net assets prior
to expense limitation and expenses paid indirectly	(0.21% )	(0.58%	)	(0.69%	)	(0.63%	)	(0.44%	)	(0.49%	)
Portfolio turnover	53%	46%		50%		133%		86%		72%
____________________

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.
[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager and distributor, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Select Growth Series-7

Delaware VIP Trust — Delaware VIP Select Growth Series
Notes to Financial Statements
June 30, 2008 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 14 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Select Growth Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes—The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2008, the Series held no investments in repurchase agreements.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $2,173 for the six months ended June 30, 2008. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

Select Growth Series-8

Delaware VIP Select Growth Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Effective May 1, 2008, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)) does not exceed 0.96% of average daily net assets of the Series through April 30, 2009. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Series’ Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Series.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended June 30, 2008, the Series was charged $341 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2009 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2008, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fees Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$7,370	$2,951	$567	$836
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2008, the Series was charged $460 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2008, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$3,628,162
Sales	5,578,201

Select Growth Series-9

Delaware VIP Select Growth Series
Notes to Financial Statements (continued)

3. Investments (continued)
At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Appreciation
$14,227,866	$1,587,447	$(1,781,234)	$(193,787)

Effective January 1, 2008, the Series adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

Level	Securities
Level 1	$13,979,076
Level 2	55,003
Level 3	–
Total	$14,034,079

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the six months ended June 30, 2008 and the year ended December 31, 2007.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$ 57,791,101
Undistributed ordinary income	1,892
Capital loss carryforwards as of 12/31/07	(46,081,432)
Realized gains 1/1/08 – 6/30/08	806,098
Unrealized depreciation of investments	(193,787)
Net assets	$ 12,323,872

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2008, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Gain (Loss)
$(1,098)	$1,098

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2007 will expire as follows: $1,026,554 expires in 2008; $30,958,389 expires in 2009; $10,812,739 expires in 2010; and $3,283,750 expires in 2011.

Select Growth Series-10

Delaware VIP Select Growth Series
Notes to Financial Statements (continued)

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/08	12/31/07
Shares sold:
Standard Class	13,336	23,723
Service Class	5,805	20,061
	19,141	43,784
Shares repurchased:
Standard Class	(105,883)	(395,299)
Service Class	(112,329)	(107,301)
	(218,212)	(502,600)
Net decrease	(199,071)	(458,816)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2008, or at any time during the period then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records securities lending income net of allocations to the security lending agent and the borrower.

At June 30, 2008, the value of the securities on loan was $1,587,122, for which cash collateral was received and invested in accordance with the lending agreement. Such investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of June 30, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

Select Growth Series-11

Delaware VIP Trust — Delaware VIP Select Growth Series

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments® Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

Other Series Information

Board Consideration of Delaware VIP Select Growth Series Investment Advisory Agreement

At a meeting held on May 20-22, 2008 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees (the “Independent Trustees”), approved the renewal of the Investment Advisory Agreement for the VIP Select Growth Series (the “Series”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed in February 2008 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed the Lipper reports with counsel to the Independent Trustees (“Counsel”) at the February 2008 Board meeting and discussed such reports further with Counsel earlier in the Annual Meeting. The Board requested and received certain information regarding Management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to invest fully in accordance with Series policies.

In considering information relating to the approval of the Series’ advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent counsel. Although the Trustees gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board in its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service as well as Delaware Investments’ expenditures to improve the delivery of shareholder services. During 2007, Management commenced the outsourcing of certain investment accounting functions that are expected to further improve the quality and the cost of delivering investment accounting services to the Series. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest, ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first

Select Growth Series-12

Delaware VIP Trust — Delaware VIP Select Growth Series
Other Series Information (continued)

quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three- and five-year periods ended December 31, 2007. The Board’s objective is that the performance of each Series for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

Lipper currently classifies the Series as a multi-cap core fund, although Management believes that the Series’ objective is more closely aligned with those funds in the multi-cap growth category. Accordingly, the Lipper report prepared for this Series compares the Series’ performance to two separate Performance Universes consisting of the Series and all underlying variable insurance product multi-cap core funds and all underlying variable insurance product multi-cap growth funds, respectively, as selected by Lipper. When compared to other multi-cap core funds, the Lipper report comparison showed that the Series’ total return for the one-year period was in the first quartile of the Performance Universe. The report further showed that the Series’ total return for the three- and five-year periods was in the second quartile. When compared to other multi-cap growth funds, the Lipper report comparison showed that the Series’ total return for the one- and three-year periods was in the third quartile of the Performance Universe. The report further showed that the Series’ total return for the five-year period was in the second quartile. The Board noted that the Series’ performance results were mixed but on an overall basis tended toward median, which was acceptable. Additionally, the Board recognized Management’s efforts to increase portfolio management depth, noting particularly the hiring of a new head of the equity department in 2007.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of October 31, 2007 and the most recent fiscal year end for comparative funds as of August 31, 2007 or earlier. For any fund with a fiscal year end after August 31, 2007, such fund’s expense data were measured as of its fiscal year end for 2006. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of the Series and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Series’ total expense ratio to and amount competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

When compared to other multi-cap core funds, the expense comparisons for the Series showed that the actual management fee was in the quartile with the second lowest expenses of its Expense Group and total expenses were in the quartile with the second highest expenses of its Expense Group. When compared to other multi-cap growth funds, the expense comparisons for the Series showed that its actual management fee was in the quartile with the second highest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board noted that, when compared to other multi-cap core funds, the Series’ total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered fee waivers in place through April 2009 and recent initiatives implemented by Management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Series’ total expense ratio and bring it in line with the Board’s objective.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the level of management fees was reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

PO13178 SA-VIPSG [6/08] DG3 8/08 (3381)	Select Growth Series-13

Delaware VIP Trust
Delaware VIP Small Cap Value Series

Semiannual Report

June 30, 2008

Delaware VIP Trust — Delaware VIP Small Cap Value Series
Disclosure of Series Expenses
For the Period January 1, 2008 to June 30, 2008

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratios	6/30/08*
Actual Series Return
Standard Class	$1,000.00	$ 968.00	0.84%	$4.11
Service Class	1,000.00	966.80	1.09%	5.33
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,020.69	0.84%	$4.22
Service Class	1,000.00	1,019.44	1.09%	5.47

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Small Cap Value Series-2

Delaware VIP Trust — Delaware VIP Small Cap Value Series
Sector Allocation and Top 10 Holdings
As of June 30, 2008

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may also represent the investment manager’s internal sector classifications, which may result in the sector designations for one Series being different than another Series’ sector designations.

	Percentage
Sector	of Net Assets
Common Stock	95.05%
Basic Industry/Capital Goods	11.28%
Business Services	2.77%
Capital Spending	11.38%
Consumer Cyclical	1.19%
Consumer Services	11.63%
Consumer Staples	1.25%
Energy	9.68%
Financial Services	16.38%
Health Care	4.24%
Real Estate	4.34%
Technology	14.79%
Transportation	3.42%
Utilities	2.70%
Discount Note	5.02%
Securities Lending Collateral	24.69%
Total Value of Securities	124.76%
Obligation to Return Securities Lending Collateral	(24.69%	)
Liabilities Net of Receivables and Other Assets	(0.07%	)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
Whiting Petroleum	3.21%
Walter Industries	2.98%
FMC	2.57%
Newfield Exploration	2.17%
Brink’s	1.84%
Crown Holdings	1.78%
STERIS	1.75%
Compuware	1.74%
Platinum Underwriters Holdings	1.69%
Bank of Hawaii	1.69%

Small Cap Value Series-3

Delaware VIP Trust — Delaware VIP Small Cap Value Series
Statement of Net Assets
June 30, 2008 (Unaudited)

	Number of
	Shares	Value
COMMON STOCK–95.05%
Basic Industry/Capital Goods–11.28%
*AbitibiBowater	269,488	$2,514,323
*Albemarle	373,400	14,902,394
Arch Coal	124,900	9,371,247
†Crown Holdings	611,000	15,879,890
Cytec Industries	197,200	10,759,232
FMC	295,400	22,875,776
*Hercules	280,600	4,750,558
Kaiser Aluminum	113,400	6,070,302
*Texas Industries	122,300	6,864,699
*Valspar	338,300	6,397,253
		100,385,674
Business Services–2.77%
Brink’s	250,400	16,381,168
*†United Stationers	224,100	8,280,495
		24,661,663
Capital Spending–11.38%
*Actuant Class A	474,200	14,866,170
*†Casella Waste Systems	211,200	2,574,528
†Colfax	71,100	1,783,899
†Gardner Denver	237,400	13,484,320
Harsco	218,700	11,899,467
*Insteel Industries	344,000	6,298,640
Mueller Water Products Class B	271,584	2,319,327
*Timken	275,200	9,065,088
*Wabtec	255,900	12,441,858
*Walter Industries	244,100	26,550,757
		101,284,054
Consumer Cyclical–1.19%
*MDC Holdings	271,100	10,589,166
		10,589,166
Consumer Services–11.63%
Advance Auto Parts	195,900	7,606,797
*AH Belo Class A	76,800	437,760
*Belo Class A	630,000	4,605,300
*Cato Class A	586,800	8,356,032
*†CEC Entertainment	263,600	7,383,436
†Dollar Tree Stores	394,100	12,883,128
*†Genesco	102,300	3,158,001
†Jack in the Box	232,600	5,212,566
*Men’s Wearhouse	266,200	4,336,398
*Meredith	114,500	3,239,205
*PETsMART	294,600	5,877,270
Ross Stores	330,200	11,728,704
*Stage Stores	402,825	4,700,968
*†Warnaco Group	168,700	7,434,609
*Wolverine World Wide	260,250	6,940,868
*†Zale	511,700	9,666,013
		103,567,055
Consumer Staples–1.25%
*American Greetings Class A	364,300	4,495,462
*Del Monte Foods	936,400	6,648,440
		11,143,902
Energy–9.68%
*†Grey Wolf	1,095,700	9,894,171
*†Hercules Offshore	280,290	10,656,626
*†Newfield Exploration	295,600	19,287,900
*Southwest Gas	343,100	10,200,363
*†W-H Energy Services	79,300	7,592,182
†Whiting Petroleum	269,100	28,546,128
		86,177,370
Financial Services–16.38%
*Bank of Hawaii	314,000	15,009,200
Berkley (W.R.)	493,243	11,916,751
*Boston Private Financial Holdings	530,900	3,010,203
*Colonial BancGroup	906,300	4,005,846
*Community Bank System	125,700	2,591,934
*CVB Financial	288,500	2,723,440
*East West Bancorp	447,800	3,161,468
*First Midwest Bancorp	310,500	5,790,825
*Hancock Holding	221,900	8,718,451
*Harleysville Group	291,400	9,858,062
*Independent Bank	192,300	4,584,432
*Infinity Property & Casualty	247,700	10,284,504
*NBT Bancorp	262,400	5,408,064
Platinum Underwriters Holdings	460,400	15,013,644
Protective Life	243,000	9,246,150
*Provident Bankshares	416,200	2,655,356
*Selective Insurance Group	689,100	12,927,516
*StanCorp Financial Group	191,600	8,997,536
*Sterling Bancshares	841,200	7,646,508
*Sterling Financial	552,820	2,288,675
		145,838,565
Health Care–4.24%
*Service International	1,058,900	10,440,754
*STERIS	541,300	15,567,788
*Universal Health Services Class B	185,400	11,720,988
		37,729,530
Real Estate–4.34%
*Ashford Hospitality Trust	652,100	3,012,702
*Brandywine Realty Trust	551,833	8,696,888
*Education Realty Trust	383,200	4,464,280
*Highwoods Properties	312,000	9,803,040
*Washington Real Estate
Investment Trust	423,000	12,711,150
		38,688,060
Technology–14.79%
*†Bell Microproducts	536,200	1,297,604
*†Brocade Communications Systems	1,261,500	10,394,760
*†Checkpoint Systems	336,500	7,026,120
*†Cirrus Logic	1,325,700	7,370,892
†Compuware	1,623,000	15,483,420
†Entegris	786,700	5,152,885
*†Parametric Technology	834,600	13,912,782
*†Premiere Global Services	537,150	7,831,647
*QAD	358,500	2,427,045

Small Cap Value Series-4

Delaware VIP Small Cap Value Series
Statement of Net Assets (continued)

	Number of
	Shares	Value
COMMON STOCK (continued)
Technology (continued)
*†Sybase	406,300	$11,953,346
*†Sykes Enterprises	499,400	9,418,684
*†Syniverse Holdings	457,200	7,406,640
*†Synopsys	536,500	12,827,715
*†Tech Data	300,900	10,197,501
*†Vishay Intertechnology	1,007,500	8,936,525
		131,637,566
Transportation–3.42%
*Alexander & Baldwin	310,500	14,143,275
*†Kirby	220,600	10,588,800
*†Saia	217,000	2,369,640
*SkyWest	268,400	3,395,260
		30,496,975
Utilities–2.70%
*Black Hills	144,200	4,623,052
†El Paso Electric	476,600	9,436,680
*FairPoint Communications	281,300	2,028,173
*Otter Tail	204,600	7,944,618
		24,032,523
Total Common Stock
(cost $780,274,983)		846,232,103

	Principal
	Amount	Value
≠DISCOUNT NOTE–5.02%
Federal Home Loan Bank
2.03% 7/1/08	$44,679,522	$44,679,522
Total Discount Note
(cost $44,679,522)		44,679,522

Total Value of Securities
Before Securities Lending
Collateral–100.07%
(cost $824,954,505)		890,911,625

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–24.69%
Investment Companies
Mellon GSL DBT II Collateral Fund	219,782,123	219,782,123
Total Securities Lending Collateral
(cost $219,782,123)		219,782,123

TOTAL VALUE OF SECURITIES–124.76% (cost $1,044,736,628)	1,110,693,748 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(24.69%)	(219,782,123)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(633,135)
NET ASSETS APPLICABLE TO 34,621,749 SHARES OUTSTANDING–100.00%	$890,278,490
NET ASSET VALUE–DELAWARE VIP SMALL CAP VALUE SERIES STANDARD CLASS ($316,894,442 / 12,314,433 Shares)	$25.73
NET ASSET VALUE–DELAWARE VIP SMALL CAP VALUE SERIES SERVICE CLASS ($573,384,048 / 22,307,316 Shares)	$25.70
COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization-no par)	$815,354,247
Undistributed net investment income	2,604,872
Accumulated net realized gain on investments	6,362,251
Net unrealized appreciation of investments	65,957,120
Total net assets	$890,278,490

____________________

†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.
*	Fully or partially on loan.
**	See Note 8 in “Notes to financial statements.”
†	Includes $224,371,464 of securities loaned.

See accompanying notes

Small Cap Value Series-5

Delaware VIP Trust —
Delaware VIP Small Cap Value Series
Statement of Operations
Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends	$5,311,193
Interest	352,001
Securities lending income	593,343
6,256,537

EXPENSES:
Management fees	3,283,160
Distribution expenses – Service Class	870,929
Accounting and administration expenses	180,505
Reports and statements to shareholders	88,253
Dividend disbursing and transfer agent fees and expenses	79,615
Legal fees	55,260
Audit and tax	52,205
Trustees’ fees	23,170
Custodian fees	10,881
Insurance fees	9,845
Consulting fees	4,960
Taxes (other than taxes on income)	4,819
Dues and services	4,055
Trustees’ expenses	1,349
Pricing fees	475
Registration fees	94
4,669,575
Less waiver of distribution expenses – Service Class	(145,155)
Less expense paid indirectly	(2,042)
Total operating expenses	4,522,378

NET INVESTMENT INCOME	1,734,159

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain on investments	9,731,801
Net change in unrealized appreciation/depreciation
of investments	(45,743,776)

NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS	(36,011,975)

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$(34,277,816)

See accompanying notes

Delaware VIP Trust —
Delaware VIP Small Cap Value Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/08	Ended
	(Unaudited)	12/31/07
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$1,734,159	$5,328,365
Net realized gain on investments and
foreign currencies	9,731,801	53,909,609
Net change in unrealized appreciation/
depreciation of investments and
foreign currencies	(45,743,776)	(129,197,072)
Net decrease in net assets
resulting from operations	(34,277,816)	(69,959,098)

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(2,314,150)	(2,479,347)
Service Class	(2,528,148)	(1,850,946)
Net realized gain on investments:
Standard Class	(20,274,716)	(39,389,141)
Service Class	(36,492,362)	(55,507,589)
	(61,609,376)	(99,227,023)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	23,771,454	143,627,279
Service Class	41,209,501	65,343,778
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	22,588,866	41,868,488
Service Class	39,020,510	57,358,535
	126,590,331	308,198,080
Cost of shares repurchased:
Standard Class	(48,263,076)	(152,155,497)
Service Class	(71,633,594)	(192,366,403)
	(119,896,670)	(344,521,900)
Increase (decrease) in net assets derived
from capital share transactions	6,693,661	(36,323,820)

NET DECREASE IN NET ASSETS	(89,193,531)	(205,509,941)

NET ASSETS:
Beginning of period	979,472,021	1,184,981,962
End of period (including undistributed
net investment income of $2,604,872 and
$5,706,091, respectively)	$890,278,490	$979,472,021

See accompanying notes

Small Cap Value Series-6

Delaware VIP Trust — Delaware VIP Small Cap Value Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	VIP Small Cap Value Series Standard Class
	Six Months
	Ended
	6/30/08[1]	Year Ended
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Net asset value, beginning of period	$ 28.650	$ 33.420	$ 30.830	$ 30.450	$ 25.640	$ 18.140

Income (loss) from investment operations:
Net investment income[2]	0.073	0.194	0.146	0.121	0.122	0.068
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.031)	(2.127)	4.703	2.539	5.270	7.513
Total from investment operations	(0.958)	(1.933)	4.849	2.660	5.392	7.581

Less dividends and distributions from:
Net investment income	(0.201)	(0.168)	(0.082)	(0.114)	(0.053)	(0.081)
Net realized gain on investments	(1.761)	(2.669)	(2.177)	(2.166)	(0.529)	–
Total dividends and distributions	(1.962)	(2.837)	(2.259)	(2.280)	(0.582)	(0.081)

Net asset value, end of period	$ 25.730	$ 28.650	$ 33.420	$ 30.830	$ 30.450	$ 25.640

Total return[3]	(3.20% )	(6.62% )	16.19%	9.42%	21.48%	41.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$316,894	$353,412	$502,801	$413,633	$339,542	$265,739
Ratio of expenses to average net assets	0.84%	0.81%	0.84%	0.85%	0.83%	0.86%
Ratio of net investment income to average net assets	0.55%	0.61%	0.46%	0.41%	0.46%	0.32%
Portfolio turnover	22%	27%	36%	32%	37%	41%
____________________

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.
[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

Small Cap Value Series-7

Delaware VIP Small Cap Value Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	VIP Small Cap Value Series Standard Class
	Six Months
	Ended
	6/30/08[1]	Year Ended
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Net asset value, beginning of period	$ 28.570	$ 33.330	$ 30.760	$ 30.390	$ 25.610	$ 18.130

Income (loss) from investment operations:
Net investment income[2]	0.039	0.115	0.066	0.048	0.056	0.020
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.026)	(2.117)	4.689	2.536	5.258	7.512
Total from investment operations	(0.987)	(2.002)	4.755	2.584	5.314	7.532

Less dividends and distributions from:
Net investment income	(0.122)	(0.089)	(0.008)	(0.048)	(0.005)	(0.052)
Net realized gain on investments	(1.761)	(2.669)	(2.177)	(2.166)	(0.529)	–
Total dividends and distributions	(1.883)	(2.758)	(2.185)	(2.214)	(0.534)	(0.052)

Net asset value, end of period	$ 25.700	$ 28.570	$ 33.330	$ 30.760	$ 30.390	$ 25.610

Total return[3]	(3.32% )	(6.84% )	15.89%	9.15%	21.16%	41.66%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$573,384	$626,060	$682,181	$511,723	$399,347	$248,930
Ratio of expenses to average net assets	1.09%	1.06%	1.09%	1.10%	1.08%	1.08%
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly	1.14%	1.11%	1.14%	1.15%	1.13%	1.11%
Ratio of net investment income to average net assets	0.30%	0.36%	0.21%	0.16%	0.21%	0.10%
Ratio of net investment income to average net assets prior
to expense limitation and expenses paid indirectly	0.25%	0.31%	0.16%	0.11%	0.16%	0.07%
Portfolio turnover	22%	27%	36%	32%	37%	41%

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.
[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Small Cap Value Series-8

Delaware VIP Trust — Delaware VIP Small Cap Value Series
Notes to Financial Statements
June 30, 2008 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 14 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Small Cap Value Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes—The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2008, the Series held no investments in repurchase agreements.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. There were no commission rebates for the six months ended June 30, 2008. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

Small Cap Value Series-9

Delaware VIP Small Cap Value Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended June 30, 2008, the Series was charged $22,563 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2009 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2008, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent, and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fees Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$560,144	$19,794	$124,029	$66,328
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2008, the Series was charged $30,989 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for Each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2008, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$ 98,663,266
Sales	169,649,568

At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate	Net
Cost of	Unrealized	Unrealized	Unrealized
Investment	Appreciation	Depreciation	Appreciation
$1,045,025,177	$222,625,976	$(156,957,405)	$65,668,571

Small Cap Value Series-10

Delaware VIP Small Cap Value Series
Notes to Financial Statements (continued)

3. Investments (continued)
Effective January 1, 2008, the Series adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

Level	Securities
Level 1	$1,066,014,226
Level 2	44,679,522
Level 3	–
Total	$1,110,693,748

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 3/31/08	$1,093,848
Net change in unrealized appreciation/depreciation	3,201,012
Net transfers in and/or out of Level 3	(4,294,860)
Balance as of 6/30/08	$–

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/08	$–

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2008 and the year ended December 31, 2007 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/08*	12/31/07
Ordinary income	$ 7,617,232	$20,507,892
Long-term capital gain	53,992,144	78,719,131
Total	$61,609,376	$99,227,023
____________________

*Tax information for the six months ended June 30, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

Small Cap Value Series-11

Delaware VIP Small Cap Value Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$815,354,247
Undistributed ordinary income	2,604,872
Undistributed long-term capital gains	6,650,800
Unrealized appreciation of investments	65,668,571
Net assets	$890,278,490

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2008, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed	Accumulated
Net	Net Realized
Investment Income	Gain (Loss)
$6,920	$(6,920)

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/08	12/31/07
Shares sold:
Standard Class	881,148	2,031,001
Service Class	1,535,995	4,522,808

Shares issued upon reinvestment of dividends and distributions:
Standard Class	896,028	1,317,448
Service Class	1,549,047	1,805,999
	4,862,218	9,677,256

Shares repurchased:
Standard Class	(1,800,096)	(6,058,111)
Service Class	(2,693,544)	(4,879,159)
	(4,493,640)	(10,937,270)
Net increase (decrease)	368,578	(1,260,014

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2008, or at any time during the period then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending

Small Cap Value Series-12

Delaware VIP Small Cap Value Series
Notes to Financial Statements (continued)

8. Securities Lending (continued)
agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records securities lending income net of allocations to the security lending agent and the borrower.

At June 30, 2008, the value of the securities on loan was $224,371,464, for which the Series received collateral comprised of non-cash collateral valued at $14,166,363 and cash collateral of $219,782,123. Investments purchased with cash collateral are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments® Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

Small Cap Value Series-13

Delaware VIP Trust — Delaware VIP Small Cap Value Series
Other Series Information

Board Consideration of Delaware VIP Small Cap Value Series Investment Advisory Agreement

At a meeting held on May 20-22, 2008 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees (the “Independent Trustees”), approved the renewal of the Investment Advisory Agreement for the Delaware VIP Small Cap Value Series (the “Series”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed in February 2008 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed the Lipper reports with counsel to the Independent Trustees (“Counsel”) at the February 2008 Board meeting and discussed such reports further with Counsel earlier in the Annual Meeting. The Board requested and received certain information regarding Management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to invest fully in accordance with Series policies.

In considering information relating to the approval of the Series’ advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent counsel. Although the Trustees gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board in its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service as well as Delaware Investments’ expenditures to improve the delivery of shareholder services. During 2007, Management commenced the outsourcing of certain investment accounting functions that are expected to further improve the quality and the cost of delivering investment accounting services to the Series. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest, ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three-, five- and ten-year periods ended December 31, 2007. The Board’s objective is that the performance of each Series for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all small cap value funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one-, three- and ten-year periods was in the second quartile of its Performance Universe. The report further showed that the Series’ total return for the five-year period was in the third quartile. The Board was satisfied with performance.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of October 31, 2007 and the most recent fiscal year end for comparative funds as of August 31, 2007 or earlier. For any fund with a fiscal year end after August 31, 2007, such fund’s expense data were measured as of its fiscal year end for 2006. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of the Series and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Series’ total expense ratio to and amount competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that the actual management fee was in the quartile with the lowest expenses of its Expense Group and the total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to its Expense Group.

Small Cap Value Series-14

Delaware VIP Small Cap Value Series
Other Series Information (continued)

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the level of management fees was reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. The Board also noted that the Series’ assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Series and its shareholders.

PO13178 SA-VIPSG [6/08] DG3 8/08 (3381)	Small Cap Value Series-15

Delaware VIP Trust
Delaware VIP Trend Series

Semiannual Report

June 30, 2008

Delaware VIP Trust — Delaware VIP Trend Series
Disclosure of Series Expenses
For the Period January 1, 2008 to June 30, 2008

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratios	6/30/08*
Actual Series Return
Standard Class	$1,000.00	$ 864.80	0.87%	$4.03
Service Class	1,000.00	863.90	1.12%	5.19
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,020.54	0.87%	$4.37
Service Class	1,000.00	1,019.29	1.12%	5.62

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

VIP Trend Series-1

Delaware VIP Trust — Delaware VIP Trend Series
Sector Allocations and Top 10 Holdings
As of June 30, 2008

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may also represent the investment manager’s internal sector classifications, which may result in the sector designations for one Series being different than another Series’ sector designations.

Percentage
Sector	of Net Assets
Common Stock	97.22%
Basic Industry/Capital Goods	13.40%
Business Services	11.19%
Consumer Non-Durables	5.79%
Consumer Services	6.10%
Energy	8.87%
Financials	7.93%
Health Care	22.27%
Technology	19.61%
Transportation	2.06%
Discount Note	2.16%
Securities Lending Collateral	25.34%
Total Value of Securities	124.72%
Obligation to Return Securities Lending Collateral	(25.34% )
Receivables and Other Assets Net of Liabilities	0.62%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percent
Top 10 Holdings	of Net Assets
United Therapeutics	3.73%
OSI Pharmaceuticals	2.67%
Data Domain	2.55%
Waddell & Reed Financial Class A	2.40%
Concur Technologies	2.35%
Core Laboratories	2.29%
Wright Medical Group	2.21%
Bucyrus International Class A	2.18%
Solera Holdings	2.14%
Hunt (J.B.) Transport Services	2.06%

VIP Trend Series-2

Delaware VIP Trust — Delaware VIP Trend Series
Statement of Net Assets
June 30, 2008 (Unaudited)

	Number of
	Shares	Value
COMMON STOCK–97.22%
Basic Industry/Capital Goods–13.40%
*Bucyrus International Class A	121,300	$8,857,326
†Colfax	130,600	3,276,754
*Dynamic Materials	177,000	5,832,150
†Haynes International	108,300	6,232,665
*†Hexcel	319,900	6,174,070
*†Itron	65,800	6,471,430
*Kaydon	129,000	6,631,890
†Mettler-Toledo International	57,800	5,482,908
*†Middleby	126,100	5,537,051
		54,496,244
Business Services–11.19%
†Advisory Board	97,100	3,818,943
*†Concur Technologies	287,100	9,540,333
*†Emergency Medical Services Class A	274,800	6,218,724
EnergySolutions	223,700	4,999,695
†Geo Group	261,900	5,892,750
†Solera Holdings	314,100	8,688,006
*†TeleTech Holdings	319,000	6,367,240
		45,525,691
Consumer Non-Durables–5.79%
*†Dick’s Sporting Goods	47,600	844,424
*†Gymboree	152,100	6,094,647
*†J Crew Group	71,100	2,347,011
*†lululemon athletica	256,800	7,462,608
*†Titan Machinery	106,900	3,348,108
*†Under Armour Class A	134,200	3,440,888
		23,537,686
Consumer Services–6.10%
†Cardtronics	481,100	4,267,357
*†Cenveo	503,800	4,922,126
*†Red Robin Gourmet Burgers	171,000	4,743,540
†RHI Entertainment	170,100	2,209,599
*†Texas Roadhouse Class A	465,100	4,171,947
*†Wynn Resorts	55,300	4,498,655
		24,813,224
Energy–8.87%
*Carbo Ceramics	132,150	7,710,953
†Core Laboratories	65,400	9,309,690
*†Helix Energy Solutions Group	156,700	6,524,988
†ION Geophysical	405,900	7,082,955
†North American Energy Partners	252,300	5,469,864
		36,098,450
Financials–7.93%
*Delphi Financial Group Class A	116,550	2,696,967
Hanover Insurance Group	153,000	6,502,500
†Investment Technology Group	124,100	4,152,386
KKR Financial Holdings	165,500	1,737,750
*†Nasdaq Stock Market	80,800	2,145,240
*†Signature Bank	120,500	3,104,080
*Waddell & Reed Financial Class A	278,600	9,753,786
*Whitney Holding	117,300	2,146,590
		32,239,299
Health Care–22.27%
†Abraxis BioScience	101,449	6,437,954
*†AcadiaPharmaceuticals	648,420	2,392,670
†Affymetrix	82,100	844,809
*†Align Technology	320,500	3,362,045
*†APP Pharmaceuticals	484,100	8,094,152
*†Cepheid	138,800	3,903,056
*†Conceptus	121,400	2,244,686
†Cougar Biotechnology	114,800	2,735,684
*†Immucor	115,100	2,978,788
*†Isis Pharmaceuticals	260,500	3,550,615
*†Martek Biosciences	39,800	1,341,658
*†Medarex	884,700	5,847,867
*†Omrix Biopharmaceuticals	155,400	2,445,996
*†OSI Pharmaceuticals	263,000	10,867,159
†Par Pharmaceutical	28,200	457,686
*†Regeneron Pharmaceuticals	213,200	3,078,608
*†Savient Pharmaceuticals	21,300	538,890
*†United Therapeutics	155,300	15,180,574
*Vital Signs	55,700	3,162,646
*†Wright Medical Group	316,700	8,997,447
*†ZymoGenetics	250,800	2,111,736
		90,574,726
Technology–19.61%
†Ansoft	116,200	4,229,680
*†Ariba	302,500	4,449,775
*†Art Technology Group	1,083,600	3,467,520
*†Atheros Communications	239,600	7,188,000
*†Cavium Networks	308,700	6,482,700
*†Data Domain	445,400	10,391,182
*†F5 Networks	281,100	7,988,862
*†Informatica	252,100	3,791,584
*†Microsemi	332,500	8,372,350
*†Omniture	448,500	8,328,645
*†Riverbed Technology	217,200	2,979,984
*†salesforce.com	99,100	6,761,593
*†Taleo Class A	271,300	5,314,767
		79,746,642
Transportation–2.06%
*Hunt (J.B.) Transport Services	251,700	8,376,576
		8,376,576
Total Common Stock
(cost $365,151,864)		395,408,538

	Principal
	Amount
≠DISCOUNT NOTE–2.16%
Federal Home Loan Bank 2.03% 7/1/08	$8,760,495	8,760,495
Total Discount Note (cost $8,760,495)		8,760,495

Total Value of Securities Before
Securities Lending Collateral–99.38%
(cost $373,912,359)		404,169,033

VIP Trend Series-3

Delaware VIP Trend Series
Statement of Net Assets (continued)

	Number of
	Shares	Value
SECURITIES LENDING
COLLATERAL**–25.34%
Investment Companies
Mellon GSL DBT II Collateral Fund	103,066,763	$103,066,763
Total Securities Lending Collateral
(cost $103,066,763)		103,066,763

TOTAL VALUE OF SECURITIES–124.72% (cost 476,979,122)	$507,235,796 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(25.34%)	(103,066,763)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.62%	2,534,172
NET ASSETS APPLICABLE TO 15,164,899 SHARES OUTSTANDING–100.00%	$406,703,205
NET ASSET VALUE-DELAWARE VIP TREND SERIES STANDARD CLASS ($300,675,309 / 11,148,749 Shares)	$26.97
NET ASSET VALUE-DELAWARE VIP TREND SERIES SERVICE CLASS ($106,027,896 / 4,016,150 Shares)	$26.40
COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization–no par)	$379,049,328
Accumulated net realized loss on investments	(2,602,797)
Net unrealized appreciation of investments	30,256,674
Total net assets	$406,703,205

†	Non income producing security.
≠	The rate shown is the effective yield at the time of purchase.
*	Fully or partially on loan.
**	See Note 8 in “Notes to financial statements.”
©	Includes $99,864,962 of securities loaned.

See accompanying notes

VIP Trend Series-4

Delaware VIP Trust —
Delaware VIP Trend Series
Statement of Operations
Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends	$551,584
Interest	173,359
Securities lending income	620,494
1,345,437

EXPENSES:
Management fees	1,610,442
Distribution expenses – Service Class	169,911
Accounting and administration expenses	85,890
Reports and statements to shareholders	46,765
Dividend disbursing and transfer agent fees and expenses	36,307
Legal fees	32,789
Audit and tax	27,018
Trustees’ fees	11,177
Custodian fees	4,574
Taxes (other than taxes on income)	4,124
Insurance fees	4,010
Consulting fees	3,352
Dues and services	2,406
Registration fees	1,268
Trustees’ expenses	636
Pricing fees	353
2,041,022
Less waiver of distribution expenses – Service Class	(28,318)
Less expense paid indirectly	(2,459)
Total operating expenses	2,010,245

NET INVESTMENT LOSS	(664,808)

NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS:
Net realized loss on investments	(1,944,670)
Net change in unrealized appreciation/depreciation
of investments	(65,436,980)

NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS	(67,381,650)

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$(68,046,458)

See accompanying notes

Delaware VIP Trust —
Delaware VIP Trend Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/08	Ended
	(Unaudited)	12/31/07
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment loss	$(664,808)	$(1,604,649)
Net realized gain (loss) on investments	(1,944,670)	82,004,502
Net change in unrealized appreciation/
depreciation of investments	(65,436,980)	(26,184,551)
Net increase (decrease) in net assets
resulting from operations	(68,046,458)	54,215,302

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net realized gain on investments:
Standard Class	(57,555,485)	(2,703,675)
Service Class	(20,580,629)	(895,295)
	(78,136,114)	(3,598,970)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	4,251,291	11,908,516
Service Class	13,378,609	21,394,067
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	57,555,485	2,703,675
Service Class	20,580,629	895,295
	95,766,014	36,901,553

Cost of shares repurchased:
Standard Class	(29,454,566)	(87,164,309)
Service Class	(21,614,975)	(31,240,221)
	(51,069,541)	(118,404,530)
Increase (decrease) in net assets
derived from capital share transactions	44,696,473	(81,502,977)

NET DECREASE IN NET ASSETS	(101,486,099)	(30,886,645)

NET ASSETS:
Beginning of period	508,189,304	539,075,949
End of period (there was no undistributed
net investment income at
either period end)	$406,703,205	$508,189,304

See accompanying notes

VIP Trend Series-5

Delaware VIP Trust — Delaware VIP Trend Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Trend Series Standard Class
	Six Months
	Ended
	6/30/08[1]	Year Ended
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Net asset value, beginning of period	$ 38.500	$ 35.000	$ 32.530	$ 30.730	$ 27.290	$ 20.200

Income (loss) from investment operations:
Net investment loss[2]	(0.036)	(0.090)	(0.088)	(0.108)	(0.108)	(0.082)
Net realized and unrealized gain (loss) on investments
and foreign currencies	(5.372)	3.836	2.558	1.908	3.548	7.172
Total from investment operations	(5.408)	3.746	2.470	1.800	3.440	7.090

Less dividends and distributions from:
Net realized gain on investments	(6.122)	(0.246)	–	–	–	–
Total dividends and distributions	(6.122)	(0.246)	–	–	–	–

Net asset value, end of period	$ 26.970	$ 38.500	$ 35.000	$ 32.530	$ 30.730	$ 27.290

Total return[3]	(13.52% )	10.75%	7.59%	5.86%	12.60%	35.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$300,675	$376,101	$410,167	$450,525	$521,392	$515,829
Ratio of expenses to average net assets	0.87%	0.86%	0.87%	0.87%	0.84%	0.84%
Ratio of net investment loss to average net assets	(0.24% )	(0.24% )	(0.26% )	(0.36% )	(0.38% )	(0.36% )
Portfolio turnover	68%	78%	64%	63%	48%	50%
____________________

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.
[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

VIP Trend Series-6

Delaware VIP Trend Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Trend Series Service Class
	Six Months
	Ended
	6/30/08[1]	Year Ended
	(Unaudited)	12/31/07	12/31/06		12/31/05		12/31/04		12/31/03
Net asset value, beginning of period	$ 37.880	$ 34.530	$ 32.170		$ 30.460		$ 27.120		$20.120

Income (loss) from investment operations:
Net investment loss[2]	(0.073)	(0.184)	(0.171)		(0.182)		(0.178)		(0.135)
Net realized and unrealized gain (loss) on investments
and foreign currencies	(5.285)	3.780	2.531		1.892		3.518		7.135
Total from investment operations	(5.358)	3.596	2.360		1.710		3.340		7.000

Less dividends and distributions from:
Net realized gain on investments	(6.122)	(0.246)	–		–		–		–
Total dividends and distributions	(6.122)	(0.246)	–		–		–		–

Net asset value, end of period	$ 26.400	$ 37.880	$ 34.530		$ 32.170		$ 30.460		$27.120

Total return[3]	(13.61% )	10.46%	7.34%		5.61%		12.32%		34.79%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$106,028	$132,088	$128,909		$119,361		$109,832		$55,662
Ratio of expenses to average net assets	1.12%	1.11%	1.12%		1.12%		1.09%		1.06%
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly	1.17%	1.16%	1.17%		1.17%		1.14%		1.09%
Ratio of net investment loss to average net assets	(0.49% )	(0.49% )	(0.51%	)	(0.61%	)	(0.63%	)	(0.58%	)
Ratio of net investment loss to average net assets prior
to expense limitation and expenses paid indirectly	(0.54% )	(0.54% )	(0.56%	)	(0.66%	)	(0.68%	)	(0.61%	)
Portfolio turnover	68%	78%	64%		63%		48%		50%
____________________

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.
[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes

VIP Trend Series-7

Delaware VIP Trust — Delaware VIP Trend Series
Notes to Financial Statements
June 30, 2008 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 14 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Trend Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes—The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2008, the Series held no investments in repurchase agreements.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $5,522 for the six months ended June 30, 2008. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

VIP Trend Series-8

Delaware VIP Trend Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended June 30, 2008, the Series was charged $10,736 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2009 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2008, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fees Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$265,140	$10,104	$23,322	$44,574
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2008, the Series was charged $14,701 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2008, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$144,412,187
Sales	172,009,367

At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investment	Appreciation	Depreciation	Appreciation
$480,800,164	$76,220,860	$(49,785,228)	$26,435,632

VIP Trend Series-9

Delaware VIP Trend Series
Notes to Financial Statements (continued)

3. Investments (continued)
Effective January 1, 2008, the Series adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

Level	Securities
Level 1	$498,475,302
Level 2	$8,760,494
Level 3	–
Total	$507,235,796

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 3/31/08	$2,410,800
Net change in unrealized appreciation/depreciation	918,400
Net transfers in and/or out of Level 3	(3,329,200)
Balance as of 6/30/08	$–

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/08	$–

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2008 and the year ended December 31, 2007 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/08*	12/31/07
Ordinary income	$ 742,584	$ –
Long-term capital gain	77,393,530	3,598,970
Total	$ 78,136,114	$3,598,970
____________________

*Tax information for the six months ended June 30, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

VIP Trend Series-10

Delaware VIP Trend Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$379,049,328
Undistributed long-term capital gains	1,218,245
Unrealized appreciation of investments	26,435,632
Net assets	$406,703,205

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2008, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Accumulated Net	Paid-in
Investment Loss	Capital
$664,808	$(664,808)

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/08	12/31/07
Shares sold:
Standard Class	138,757	312,164
Service Class	461,260	570,419

Shares issued upon reinvestment of
dividends and distributions:
Standard Class	2,205,191	74,811
Service Class	805,189	25,128
	3,610,397	982,522
Shares repurchased:
Standard Class	(965,037)	(2,334,703)
Service Class	(737,232)	(841,372)
	(1,702,269)	(3,176,075)
Net increase (decrease)	1,908,128	(2,193,553)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2008, or at any time during the period then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirement. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending

VIP Trend Series-11

Delaware VIP Trend Series
Notes to Financial Statements (continued)

8. Securities Lending (continued)
agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records securities lending income net of allocations to the security lending agent and the borrower.

At June 30, 2008, the value of the securities on loan was $99,864,962, for which the Series received collateral, comprised of non-cash collateral valued at $1,107,149, and cash collateral of $103,066,763. Investments purchased with cash collateral are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid assets. As of June 30, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments. com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments® Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

VIP Trend Series-12

Delaware VIP Trust — Delaware VIP Trend Series
Other Series Information

Board Consideration of Delaware VIP Trend Series Investment Advisory Agreement

At a meeting held on May 20-22, 2008 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees (the “Independent Trustees”), approved the renewal of the Investment Advisory Agreement for the Delaware VIP Trend Series (the “Series”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed in February 2008 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed the Lipper reports with counsel to the Independent Trustees (“Counsel”) at the February 2008 Board meeting and discussed such reports further with Counsel earlier in the Annual Meeting. The Board requested and received certain information regarding Management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to invest fully in accordance with Series policies.

In considering information relating to the approval of the Series’ advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent counsel. Although the Trustees gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board in its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service as well as Delaware Investments’ expenditures to improve the delivery of shareholder services. During 2007, Management commenced the outsourcing of certain investment accounting functions that are expected to further improve the quality and the cost of delivering investment accounting services to the Series. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest, ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three-, five- and ten-year periods ended December 31, 2007. The Board’s objective is that the performance of each Series for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all small-cap growth funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one-year period was in the second quartile of its Performance Universe. The report further showed that the Series’ total return for the three-, five- and ten-year periods was in the third quartile, fourth quartile and first quartile, respectively. The Board noted that the Series’ performance results were mixed but overall tended toward median, which was acceptable. However, the Board recognized Management’s current efforts to increase portfolio management depth, noting particularly the hiring of a new head of the equity department in 2007.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of October 31, 2007 and the most recent fiscal year end for comparative funds as of August 31, 2007 or earlier. For any fund with a fiscal year end after August 31, 2007, such fund’s expense data were measured as of its fiscal year end for 2006. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of the Series and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Series’ total expense ratio to and amount competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

VIP Trend Series-13

Delaware VIP Trend Series
Other Series Information (continued)

The expense comparisons for the Series showed that the actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to its Expense Group.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the level of management fees was reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

PO13178 SA-VIPT [6/08] DG3 8/08 (3381)	VIP Trend Series-14

Delaware VIP Trust
Delaware VIP U.S. Growth Series

Semiannual Report

June 30, 2008

Delaware VIP Trust — Delaware VIP U.S. Growth Series
Disclosure of Series Expenses
For the Period January 1, 2008 to June 30, 2008

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratios	6/30/08*
Actual Series Return
Standard Class	$1,000.00	$ 859.60	0.75%	$3.47
Service Class	1,000.00	857.20	1.00%	4.62
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.13	0.75%	$3.77
Service Class	1,000.00	1,019.89	1.00%	5.02

*	“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

U.S. Growth Series-1

Delaware VIP Trust — Delaware VIP U.S. Growth Series
Sector Allocations and Top 10 Holdings
As of June 30, 2008

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may also represent the investment manager’s internal sector classifications, which may result in the sector designations for one Series being different than another Series’ sector designations.

Percentage
Sector	of Net Assets
Common Stock²	98.23%
Basic Industry/Capital Goods	3.08%
Business Services	19.88%
Consumer Non-Durables	10.38%
Consumer Services	9.61%
Energy	3.51%
Financials	7.80%
Health Care	12.36%
Technology	31.61%
Discount Note	2.76%
Securities Lending Collateral	5.58%
Total Value of Securities	106.57%
Obligation to Return Securities Lending Collateral	(5.58%)
Liabilities Net of Receivables and Other Assets	(0.99%)
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
QUALCOMM	5.62%
Genentech	5.36%
MasterCard Class A	4.91%
Research in Motion	4.84%
Google Class A	4.61%
Apple	4.48%
Visa Class A	4.16%
Seagate Technology	3.96%
CME Group	3.92%
IntercontinentalExchange	3.89%

U.S. Growth Series-2

Delaware VIP Trust — Delaware VIP U.S. Growth Series
Statement of Net Assets
June 30, 2008 (Unaudited)

	Number of
	Shares	Value
COMMON STOCK–98.23%²
Basic Industry/Capital Goods–3.08%
Praxair	67,000	$6,314,080
		6,314,080
Business Services–19.88%
Expeditors International Washington	135,000	5,805,000
*MasterCard Class A	38,000	10,089,760
†Research in Motion	85,000	9,936,500
*United Parcel Service Class B	105,000	6,454,350
†Visa Class A	105,000	8,537,550
		40,823,160
Consumer Non-Durables–10.38%
Procter & Gamble	120,000	7,297,200
Staples	315,000	7,481,250
Walgreen	201,000	6,534,510
		21,312,960
Consumer Services–9.61%
†eBay	265,000	7,242,450
International Game Technology	140,000	3,497,200
†MGM MIRAGE	135,000	4,575,150
*Weight Watchers International	124,000	4,415,640
		19,730,440
Energy–3.51%
EOG Resources	55,000	7,216,000
		7,216,000
Financials–7.80%
CME Group	21,000	8,046,990
†IntercontinentalExchange	70,000	7,980,000
		16,026,990
Health Care–12.36%
Allergan	150,000	7,807,500
†Genentech	145,000	11,005,500
UnitedHealth Group	250,000	6,562,500
		25,375,500
Technology–31.61%
†Apple	55,000	9,209,200
*†Crown Castle International	160,000	6,196,800
†Google Class A	18,000	9,475,560
†Intuit	268,000	7,388,760
QUALCOMM	260,000	11,536,200
Seagate Technology	425,000	8,130,250
*†Sun Microsystems	320,000	3,481,600
†Teradata	232,000	5,368,480
†VeriSign	109,200	4,127,760
		64,914,610
Total Common Stock
(cost $208,692,327)		201,713,740

	Principal
	Amount
≠DISCOUNT NOTE–2.76%
Federal Home Loan Bank 2.03% 7/1/08	$5,663,320	5,663,320
Total Discount Note
(cost $5,663,320)		5,663,320

Total Value of Securities Before
Securities Lending Collateral–100.99%
(cost $214,355,647)		207,377,060

	Number of
	Shares
SECURITIES LENDING COLLATERAL**–5.58%
Investment companies
Mellon GSL DBT II Collateral Fund	11,463,284	11,463,284
Total Securities Lending Collateral
(cost $11,463,284)		11,463,284

TOTAL VALUE OF SECURITIES–106.57% (cost $225,818,931)	218,840,344 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(5.58%)	(11,463,284)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.99%)	(2,029,360)
NET ASSETS APPLICABLE TO 27,394,971 SHARES OUTSTANDING–100.00%	$205,347,700
NET ASSET VALUE–DELAWARE VIP U.S. GROWTH SERIES STANDARD CLASS ($172,278,274 / 22,951,738 Shares)	$7.51
NET ASSET VALUE–DELAWARE VIP U.S. GROWTH SERIES SERVICE CLASS ($33,069,426 / 4,443,233 Shares)	$7.44
COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization–no par)	$213,508,046
Undistributed net investment income	101,452
Accumulated net realized loss on investments	(1,283,211)
Net unrealized depreciation of investments	(6,978,587)
Total net assets	$205,347,700
____________________

 ²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
   †Non income producing security.
   *Fully or partially on loan.
**See Note 8 in “Notes to financial statements.”
  ©Includes $10,928,561 of securities loaned.
  ≠The rate shown is the effective yield at the time of purchase.

See accompanying notes

U.S. Growth Series-3

Delaware VIP Trust —
Delaware VIP U.S. Growth Series
Statement of Operations
Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends	$783,480
Interest	56,472
Securities lending income	40,709
880,661

EXPENSES:
Management fees	632,413
Distribution expenses – Service Class	54,870
Accounting and administration expenses	38,918
Dividend disbursing and transfer agent fees and expenses	15,739
Legal fees	11,699
Audit and tax	7,437
Reports and statements to shareholders	7,117
Trustees’ fees	4,930
Custodian fees	2,278
Insurance fees	2,272
Consulting fees	1,266
Dues and services	795
Taxes (other than taxes on income)	460
Trustees’ expenses	291
Registration fees	244
Pricing fees	156
780,885
Less waiver of distribution expenses – Service Class	(9,145)
Less expense paid indirectly	(1,206)
Total operating expenses	770,534

NET INVESTMENT INCOME	110,127

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments	(509,160)
Foreign currencies	2,959
Net realized loss	(506,201)
Net change in unrealized appreciation/depreciation
of investments and foreign currencies	(29,879,257)

NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS INVESTMENTS AND FOREIGN CURRENCIES:	(30,385,458)

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$(30,275,331)

See accompanying notes

Delaware VIP Trust —
Delaware VIP U.S. Growth Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/08	Ended
	(Unaudited)	12/31/07
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$110,127	$49,867
Net realized gain (loss) on investments and foreign currencies	(506,201)	19,885,089
Net change in unrealized appreciation/
depreciation of investments	(29,879,257)	848,481
Net increase (decrease) in net assets
resulting from operations	(30,275,331)	20,783,437

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(56,896)	–
Service Class	–	–
Net realized gain on investments:
Standard Class	(3,698,278)	–
Service Class	(884,275)	–
	(4,639,449)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	48,507,574	85,833,894
Service Class	2,282,572	6,501,029
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	3,755,174	–
Service Class	884,275	–
	55,429,595	92,334,923
Cost of shares repurchased:
Standard Class	(5,539,548)	(86,691,890)
Service Class	(5,216,957)	(7,981,579)
	(10,756,505)	(94,673,469)
Increase (decrease) in net assets derived from
capital share transactions	44,673,090	(2,338,546)

NET INCREASE IN NET ASSETS	9,758,310	18,444,891

NET ASSETS:
Beginning of period	195,589,390	177,144,499
End of period (including undistributed
net investment income of $101,452 and
$49,867, respectively)	$205,347,700	$195,589,390

See accompanying notes

U.S. Growth Series-4

Delaware VIP Trust — Delaware VIP U.S. Growth Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP U.S. Growth Series Standard Class
	Six Months
	Ended
	6/30/08[1]	Year Ended
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Net asset value, beginning of period	$ 8.960	$ 7.960	$ 7.780	$ 6.830	$ 6.620	$ 5.370

Income (loss) from investment operations:
Net investment income (loss)[2]	0.006	0.007	(0.003)	(0.005)	0.049	0.010
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.258)	0.993	0.183	0.997	0.169	1.251
Total from investment operations	(1.252)	1.000	0.180	0.992	0.218	1.261

Less dividends and distributions from:
Net investment income	(0.003)	–	–	(0.042)	(0.008)	(0.011)
Net realized gain on investments	(0.195)	–	–	–	–	–
Total dividends and distributions	(0.198)	–	–	(0.042)	(0.008)	(0.011)

Net asset value, end of period	$ 7.510	$ 8.960	$ 7.960	$ 7.780	$ 6.830	$ 6.620

Total return[3]	(14.04% )	12.56%	2.31%	14.65%	3.30%	23.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$172,278	$153,839	$138,548	$45,653	$10,438	$11,862
Ratio of expenses to average net assets	0.75%	0.74%	0.77%	0.81%	0.76%	0.75%
Ratio of net investment income to average net assets	0.16%	0.08%	(0.04% )	(0.07% )	0.77%	0.17%
Portfolio turnover	31%	52%	21%	91%	167%	102%
____________________

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.
[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

U.S. Growth Series-5

Delaware VIP U.S. Growth Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP U.S. Growth Series Service Class
	Six Months
	Ended
	6/30/08[1]	Year Ended
	(Unaudited)	12/31/07		12/31/06		12/31/05	12/31/04	12/31/03
Net asset value, beginning of period	$ 8.900	$ 7.920		$ 7.760		$ 6.810	$ 6.610	$ 5.360

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.004)	(0.014)		(0.022)		(0.023)	0.033	(0.005)
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.261)	0.994		0.182		0.999	0.167	1.257
Total from investment operations	(1.265)	0.980		0.160		0.976	0.200	1.252

Less dividends and distributions from:
Net investment income	–	–		–		(0.026)	–	(0.002)
Net realized gain on investments	(0.195)	–		–		–	–	–
Total dividends and distributions	(0.195)	–		–		(0.026)	–	(0.002)

Net asset value, end of period	$ 7.440	$ 8.900		$ 7.920		$ 7.760	$ 6.810	$ 6.610

Total return[3]	(14.28% )	12.37%		2.06%		14.41%	3.03%	23.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 33,070	$41,750		$ 38,596		$ 42,062	$ 37,653	$ 9,718
Ratio of expenses to average net assets	1.00%	0.99%		1.02%		1.06%	1.01%	0.97%
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly	1.05%	1.04%		1.07%		1.11%	1.06%	1.00%
Ratio of net investment income (loss) to average net assets	(0.09% )	(0.17%	)	(0.29%	)	(0.32% )	0.52%	(0.05% )
Ratio of net investment income (loss) to average net assets prior
to expense limitation and expenses paid indirectly	(0.14% )	(0.22%	)	(0.34%	)	(0.37% )	0.47%	(0.08% )
Portfolio turnover	31%	52%		21%		91%	167%	102%
____________________

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.
[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes

U.S. Growth Series-6

Delaware VIP Trust — Delaware VIP U.S. Growth Series
Notes to Financial Statements
June 30, 2008 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 14 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP U.S. Growth Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes—The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2008, the Series held no investments in repurchase agreements.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $6,341 for the six months ended June 30, 2008. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

U.S. Growth Series-7

Delaware VIP U.S. Growth Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended June 30, 2008, the Series was charged $4,865 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2009 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2008, the Series had liabilities payable to affiliates as follows:

	Dividend Disbursing,		Other
Investment	Transfer Agent and Fund		Expenses
Management	Accounting Oversight	Distribution	Payable
Fee Payable to	Fees and Other Expenses	Fee Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$114,939	$6,060	$7,308	$6,032
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2008, the Series was charged $6,723 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2008, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$65,114,420
Sales	29,584,837

At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Depreciation
$226,436,753	$15,663,892	$(23,260,301)	$(7,596,409)

U.S. Growth Series-8

Delaware VIP U.S. Growth Series
Notes to Financial Statements (continued)

3. Investments (continued)
Effective January 1, 2008, the Series adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

Level	Securities
Level 1	$213,177,024
Level 2	5,663,320
Level 3	–
Total	$218,840,344

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no distributions paid during the year ended December 31, 2007. The tax character of dividends and distributions paid during the six months ended June 30, 2008 was as follows:

Six Months
Ended
6/30/08*
Ordinary income	$ 260,075
Long-term capital gain	4,379,374
Total	$4,639,449
____________________

*Tax information for the six months ended June 30, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$213,508,046
Undistributed ordinary income	101,452
Realized losses 1/1/08 – 6/30/08	(665,389)
Unrealized depreciation of investments	(7,596,409)
Net assets	$205,347,700

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2008, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Gain (Loss)
$(1,646)	$1,646

U.S. Growth Series-9

Delaware VIP U.S. Growth Series
Notes to Financial Statements (continued)

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/08	12/31/07
Shares sold:
Standard Class	5,990,615	10,186,308
Service Class	285,651	772,781
Shares issued upon reinvestment of dividends
and distributions:
Standard Class	484,539	–
Service Class	114,990	–
	6,875,795	10,959,089
Shares repurchased:
Standard Class	(687,999)	(10,434,528)
Service Class	(650,534)	(952,833)
	(1,338,533)	(11,387,361)
Net increase (decrease)	5,537,262	(428,272)

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2008, or at any time during the period then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirement. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records securities lending income net of allocations to the security lending agent and the borrower.

At June 30, 2008, the value of the securities on loan was $10,928,561, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of June 30, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

U.S. Growth Series-10

Delaware VIP Trust — Delaware VIP U.S. Growth Series

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments® Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

Other Series Information

Board Consideration of Delaware VIP U.S. Growth Series Investment Advisory Agreement

At a meeting held on May 20-22, 2008 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees (the “Independent Trustees”), approved the renewal of the Investment Advisory Agreement for the Delaware VIP U.S. Growth Series (the “Series”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed in February 2008 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed the Lipper reports with counsel to the Independent Trustees (“Counsel”) at the February 2008 Board meeting and discussed such reports further with Counsel earlier in the Annual Meeting. The Board requested and received certain information regarding Management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to invest fully in accordance with Series policies.

In considering information relating to the approval of the Series’ advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent counsel. Although the Trustees gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board in its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service as well as Delaware Investments’ expenditures to improve the delivery of shareholder services. During 2007, Management commenced the outsourcing of certain investment accounting functions that are expected to further improve the quality and the cost of delivering investment accounting services to the Series. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund

U.S. Growth Series-11

Delaware VIP Trust — Delaware VIP U.S. Growth Series
Other Series Information (continued)

with the best performance ranked first, and a fund with the poorest, ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three- and five-year periods ended December 31, 2007. The Board’s objective is that the performance of each Series for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all large cap growth funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one- and five-year periods was in the third quartile of its Performance Universe. The report further showed the Series’ total return for the three-year period was in the second quartile. The Board noted that the Series’ performance results were mixed. The Board expressed confidence in the investment team, and encouraged its efforts to enhance Series performance and meet the Board’s objective. The Board recognized management’s efforts to increase portfolio management depth, noting particularly the hiring of a new head of the equity department in 2007.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of October 31, 2007 and the most recent fiscal year end for comparative funds as of August 31, 2007 or earlier. For any fund with a fiscal year end after August 31, 2007, such fund’s expense data were measured as of its fiscal year end for 2006. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of the Series and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Series’ total expense ratio to and amount competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that the actual management fee and its total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to its Expense Group.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the level of management fees was reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. Although the Series has not reached a size at which the advantages of breakpoints would be realized, the Board recognized that the fee was structured so that when the Series grows, economies of scale may be shared.

PO13178	SA-VIPUSG [6/08] DG3 8/08 (3381)	U.S. Growth Series-12

Delaware VIP Trust
Delaware VIP Value Series

Semiannual Report

June 30, 2008

Delaware VIP Trust — Delaware VIP Value Series
Disclosure of Series Expenses
For the Period January 1, 2008 to June 30, 2008

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

Actual Expenses
The first section of the table shown, “Actual Series Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series’ actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/08 to
	1/1/08	6/30/08	Ratios	6/30/08*
Actual Series Return
Standard Class	$1,000.00	$848.40	0.71%	$3.26
Service Class	1,000.00	847.40	0.96%	4.41
Hypothetical 5% Return (5% return before expenses)
Standard Class	$1,000.00	$1,021.33	0.71%	$3.57
Service Class	1,000.00	1,020.09	0.96%	4.82

*“Expenses Paid During Period” are equal to the Series’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Value Series-1

Delaware VIP Trust — Delaware VIP Value Series
Sector Allocation and Top 10 Holdings
As of June 30, 2008

Sector designations may be different than the sector designations presented in other Series materials. The sector designations may also represent the investment manager’s internal sector classifications, which may result in the sector designations for one Series being different than another Series’ sector designations.

Percentage
Sector	of Net Assets
Common Stock	95.90%
Consumer Discretionary	8.49%
Consumer Staples	13.04%
Energy	11.59%
Financials	15.23%
Health Care	16.48%
Industrials	6.85%
Information Technology	11.74%
Materials	3.13%
Telecommunications	6.32%
Utilities	3.03%
Discount Note	4.58%
Securities Lending Collateral	4.59%
Total Value of Securities	105.07%
Obligation to Return Securities Lending Collateral	(4.59%)
Liabilities Net of Receivables and Other Assets	(0.48%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
ConocoPhillips	4.22%
Chevron	4.04%
Waste Management	3.84%
Heinz (H.J.)	3.72%
Wyeth	3.60%
Allstate	3.37%
Johnson & Johnson	3.37%
Marathon Oil	3.32%
Safeway	3.18%
AT&T	3.17%

Value Series-2

Delaware VIP Trust — Delaware VIP Value Series
Statement of Net Assets
June 30, 2008 (Unaudited)

	Number of
	Shares	Value
COMMON STOCK–95.90%
Consumer Discretionary–8.49%
*Gap	933,800	$15,566,446
Limited Brands	1,012,000	17,052,200
Mattel	889,600	15,229,952
		47,848,598
Consumer Staples–13.04%
Heinz (H.J.)	437,700	20,943,945
Kimberly-Clark	291,600	17,431,848
Kraft Foods Class A	604,700	17,203,715
Safeway	626,700	17,892,285
		73,471,793
Energy–11.59%
Chevron	229,700	22,770,161
ConocoPhillips	252,000	23,786,280
Marathon Oil	360,700	18,709,509
		65,265,950
Financials–15.23%
Allstate	416,500	18,988,235
Discover Financial Services	1,192,400	15,703,908
Hartford Financial Services Group	226,000	14,592,820
*Lehman Brothers Holdings	386,900	7,664,489
Morgan Stanley	427,500	15,419,925
*Wachovia	523,500	8,129,955
*Washington Mutual	1,070,600	5,278,058
		85,777,390
Health Care–16.48%
Abbott Laboratories	315,600	16,717,332
Bristol-Myers Squibb	834,400	17,130,232
Johnson & Johnson	294,800	18,967,432
Pfizer	908,000	15,862,760
Quest Diagnostics	79,300	3,843,671
Wyeth	423,100	20,291,876
		92,813,303
Industrials–6.85%
Donnelley (R.R.) & Sons	571,200	16,958,928
Waste Management	574,100	21,649,311
		38,608,239
Information Technology–11.74%
Intel	806,900	17,332,212
International Business Machines	145,900	17,293,527
Motorola	1,908,000	14,004,720
Xerox	1,291,500	17,512,740
		66,143,199
Materials–3.13%
duPont (E.I.) deNemours	410,900	17,623,501
		17,623,501
Telecommunications–6.32%
AT&T	529,324	17,832,926
Verizon Communications	502,600	17,792,040
		35,624,966
Utilities–3.03%
Progress Energy	408,200	17,075,006
		17,075,006
Total Common Stock
(cost $595,293,014)		540,251,945

	Principal
	Amount
≠DISCOUNT NOTE–4.58%
Federal Home Loan Bank
2.03% 7/1/08	$25,815,457	25,815,457
Total Discount Note
(cost $25,815,457)		25,815,457

Total Value of Securities
Before Securities Lending
Collateral–100.48%
(cost $621,108,471)		566,067,402

	Number of
	Shares
SECURITIES LENDING
COLLATERAL**–4.59%
Investment Companies
Mellon GSL DBT II Collateral Fund	25,830,578	25,830,578
Total Securities Lending Collateral
(cost $25,830,578)		25,830,578

Value Series-3

Delaware VIP Value Series
Statement of Net Assets (continued)

TOTAL VALUE OF SECURITIES–105.07% (cost $646,939,049)	$591,897,980 ©
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**–(4.59%)	(25,830,578)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.48%)	(2,726,614)
NET ASSETS APPLICABLE TO 34,467,464 SHARES OUTSTANDING–100.00%	$563,340,788
NET ASSET VALUE-DELAWARE VIP VALUE SERIES STANDARD CLASS ($423,010,797 / 25,878,503 Shares)	$16.35
NET ASSET VALUE-DELAWARE VIP VALUE SERIES SERVICE CLASS ($140,329,991 / 8,588,961 Shares)	$16.34
COMPONENTS OF NET ASSETS AT JUNE 30, 2008:
Shares of beneficial interest (unlimited authorization–no par)	$614,069,078
Undistributed net investment income	6,169,873
Accumulated net realized loss on investments	(1,857,094)
Net unrealized depreciation of investments	(55,041,069)
Total net assets	$563,340,788
____________________

*	Fully or partially on loan.
**	See Note 8 in “Notes to financial statements.”
©	Includes $28,983,523 of securities loaned.
≠	The rate shown is the effective yield at the time of purchase.

See accompanying notes

Value Series-4

Delaware VIP Trust —
Delaware VIP Value Series
Statement of Operations
Six Months Ended June 30, 2008 (Unaudited)

INVESTMENT INCOME:
Dividends	$8,105,800
Interest	96,011
Securities lending income	92,719
8,294,530

EXPENSES:
Management fees	1,756,959
Distribution expenses – Service Class	231,409
Accounting and administration expenses	108,843
Reports and statements to shareholders	41,764
Dividend disbursing and transfer agent fees and expenses	40,585
Legal fees	35,149
Audit and tax	27,431
Trustees’ fees	14,021
Custodian fees	12,372
Insurance fees	7,201
Consulting fees	4,176
Dues and services	1,894
Trustees’ expenses	790
Registration fees	606
Pricing fees	188
2,283,388
Less management fees waived	(124,292)
Less waiver of distribution expenses – Service Class	(38,568)
Less expense paid indirectly	(1,053)
Total operating expenses	2,119,475

NET INVESTMENT INCOME	6,175,055

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain on investments	2,118,738
Net change in unrealized appreciation/depreciation
of investments	(103,161,304)

NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS	(101,042,566)

NET DECREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$(94,867,511)

See accompanying notes

Delaware VIP Trust —
Delaware VIP Value Series
Statements of Changes in Net Assets

	Six Months
	Ended	Year
	6/30/08	Ended
	(Unaudited)	12/31/07
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income	$6,175,055	$13,572,683
Net realized gain on investments	2,118,738	40,805,307
Net change in unrealized appreciation/
depreciation of investments	(103,161,304)	(72,725,905)
Net decrease in net assets
resulting from operations	(94,867,511)	(18,347,915)

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income:
Standard Class	(9,996,705)	(8,265,695)
Service Class	(3,566,223)	(2,192,836)
Net realized gain on investments:
Standard Class	(28,701,479)	(13,046,395)
Service Class	(11,521,643)	(4,027,094)
	(53,786,050)	(27,532,020)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Standard Class	104,462,953	118,656,212
Service Class	18,496,482	81,713,936
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Standard Class	38,698,184	21,312,090
Service Class	15,087,866	6,219,930
	176,745,485	227,902,168
Cost of shares repurchased:
Standard Class	(39,740,923)	(177,513,591)
Service Class	(29,903,411)	(40,545,911)
	(69,644,334)	(218,059,502)
Increase in net assets derived from
capital share transactions	107,101,151	9,842,666

NET DECREASE IN NET ASSETS	(41,552,410)	(36,037,269)

NET ASSETS:
Beginning of period	604,893,198	640,930,467
End of period (including undistributed
net investment income of $6,169,873 and
$13,561,903, respectively)	$563,340,788	$604,893,198

See accompanying notes

Value Series-5

Delaware VIP Trust — Delaware VIP Value Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Value Series Standard Class
	Six Months
	Ended
	6/30/08[1]	Year Ended
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Net asset value, beginning of period	$21.440	$22.980	$19.230	$18.460	$16.330	$13.000

Income (loss) from investment operations:
Net investment income[2]	0.216	0.472	0.437	0.369	0.313	0.265
Net realized and unrealized gain (loss) on investments
and foreign currencies	(3.324)	(1.058)	4.075	0.722	2.082	3.337
Total from investment operations	(3.108)	(0.586)	4.512	1.091	2.395	3.602

Less dividends and distributions from:
Net investment income	(0.512)	(0.370)	(0.328)	(0.321)	(0.265)	(0.272)
Net realized gain on investments	(1.470)	(0.584)	(0.434)	–	–	–
Total dividends and distributions	(1.982)	(0.954)	(0.762)	(0.321)	(0.265)	(0.272)

Net asset value, end of period	$16.350	$21.440	$22.980	$19.230	$18.460	$16.330

Total return[3]	(15.16% )	(2.72% )	24.10%	6.03%	14.93%	28.29%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$423,011	$427,011	$497,525	$349,443	$310,704	$302,266
Ratio of expenses to average net assets	0.71%	0.69%	0.72%	0.73%	0.70%	0.70%
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly	0.75%	0.73%	0.77%	0.78%	0.75%	0.75%
Ratio of net investment income to average net assets	2.34%	2.07%	2.12%	1.98%	1.87%	1.88%
Ratio of net investment income to average net assets prior
to expense limitation and expenses paid indirectly	2.30%	2.03%	2.07%	1.93%	1.82%	1.83%
Portfolio turnover	24%	29%	14%	23%	124%	79%
____________________

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.
[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Value Series-6

Delaware VIP Value Series
Financial Highlights (continued)

Selected data for each share of the Series outstanding throughout each period were as follows:

	Delaware VIP Value Series Service Class
	Six Months
	Ended
	6/30/08[1]	Year Ended
	(Unaudited)	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03
Net asset value, beginning of period	$21.390	$22.940	$19.200	$18.430	$16.320	$12.990

Income (loss) from investment operations:
Net investment income[2]	0.193	0.415	0.385	0.323	0.271	0.233
Net realized and unrealized gain (loss) on investments
and foreign currencies	(3.318)	(1.063)	4.070	0.726	2.072	3.348
Total from investment operations	(3.125)	(0.648)	4.455	1.049	2.343	3.581

Less dividends and distributions from:
Net investment income	(0.455)	(0.318)	(0.281)	(0.279)	(0.233)	(0.251)
Net realized gain on investments	(1.470)	(0.584)	(0.434)	–	–	–
Total dividends and distributions	(1.925)	(0.902)	(0.715)	(0.279)	(0.233)	(0.251)

Net asset value, end of period	$16.340	$21.390	$22.940	$19.200	$18.430	$16.320

Total return[3]	(15.26% )	(3.00% )	23.79%	5.79%	14.59%	28.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$140,330	$177,882	$143,405	$75,778	$33,642	$14,737
Ratio of expenses to average net assets	0.96%	0.94%	0.97%	0.98%	0.95%	0.92%
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly	1.05%	1.03%	1.07%	1.08%	1.05%	1.00%
Ratio of net investment income to average net assets	2.09%	1.82%	1.87%	1.73%	1.62%	1.66%
Ratio of net investment income to average net assets prior
to expense limitation and expenses paid indirectly	2.00%	1.73%	1.77%	1.63%	1.52%	1.58%
Portfolio turnover	24%	29%	14%	23%	124%	79%
____________________

[1]Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2]The average shares outstanding method has been applied for per share information.
[3]Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager and distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Value Series-7

Delaware VIP Trust — Delaware VIP Value Series
Notes to Financial Statements
June 30, 2008 (Unaudited)

Delaware VIP Trust (Trust) is organized as a Delaware statutory trust and offers 14 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Value Series (Series). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation—Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes—The Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (Code), as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting—Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements—The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2008, the Series held no investments in repurchase agreements.

Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other—Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $1,284 for the six months ended June 30, 2008. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

Value Series-8

Delaware VIP Value Series
Notes to Financial Statements (continued)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has voluntarily agreed to waive management fees in the amount of 0.05% on the first $500 million of average daily net assets until such time as the waiver is discontinued. DMC’s voluntary waiver prevents its management fees from exceeding 0.60% of the Series’ average daily net assets until such time as the waiver is discontinued. The waiver may be discontinued at any time because it is voluntary.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Series. For these services, the Series pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended June 30, 2008, the Series was charged $13,605 for these services.

DSC also provides dividend disbursing and transfer agency services. The Series pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through April 30, 2009 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At June 30, 2008, the Series had liabilities payable to affiliates as follows:

Dividend Disbursing,
	Transfer Agent and Fund		Other
Investment	Accounting		Expenses
Management	Oversight Fees	Distribution	Payable
Fee Payable to	and Other Expenses	Fees Payable	to DMC
DMC	Payable to DSC	to DDLP	and Affiliates*
$274,808	$11,670	$30,197	$32,848
____________________

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees’ fees.

As provided in the investment management agreement, the Series bears the cost of certain legal and tax services, including internal legal and tax services provided to the Series by DMC and/or its affiliates’ employees. For the six months ended June 30, 2008, the Series was charged $18,924 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Series for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Series.

3. Investments
For the six months ended June 30, 2008, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$109,066,914
Sales	66,094,418

At June 30, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2008, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

	Aggregate	Aggregate
Cost of	Unrealized	Unrealized	Net Unrealized
Investments	Appreciation	Depreciation	Depreciation
$648,237,954	$55,128,272	$(111,468,246)	$(56,339,974)

Value Series-9

Delaware VIP Value Series
Notes to Financial Statements (continued)

3. Investments (continued)
Effective January 1, 2008, the Series adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs that are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the above FAS 157 fair value hierarchy levels as of June 30, 2008:

Level	Securities
Level 1	$566,082,523
Level 2	25,815,457
Level 3	–
Total	$591,897,980

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2008 and the year ended December 31, 2007 was as follows:

	Six Months	Year
	Ended	Ended
	6/30/08*	12/31/07
Ordinary income	$22,204,211	$12,066,479
Long-term capital gain	31,581,839	15,465,541
	$53,786,050	$27,532,020
____________________

*Tax information for the six months ended June 30, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis
The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of June 30, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$614,069,078
Undistributed ordinary income	6,169,873
*Capital loss carryforwards as of 12/31/07	(2,577,642)
Realized gains 1/1/08 – 6/30/08	2,019,453
Unrealized depreciation of investments	(56,339,974)
Net assets	$563,340,788

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and the limitation of capital loss carryforward in accordance with the Code due to the fund merger with Delaware VIP Devon Series in 2003.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2008, the Series recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed	Accumulated
Net Investment	Net Realized
Income	Gain (Loss)
$(4,157)	$4,157

____________________

*The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to the fund merger with Delaware VIP Devon Series in 2003.

Value Series-10

Delaware VIP Value Series
Notes to Financial Statements (continued)

5. Components of Net Assets on a Tax Basis (continued)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2007 will expire as follows: $1,097,656 expires in 2009 and $1,479,986 expires in 2010.

6. Capital Shares
Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	6/30/08	12/31/07
Shares sold:
Standard Class	5,877,411	5,186,575
Service Class	996,955	3,572,443
Shares issued upon reinvestment of
dividends and distributions:
Standard Class	2,197,512	952,709
Service Class	856,292	278,172
	9,928,170	9,989,899
Shares repurchased:
Standard Class	(2,114,898)	(7,867,280)
Service Class	(1,579,856)	(1,786,092)
	(3,694,754)	(9,653,372)
Net increase	6,233,416	336,527

7. Line of Credit
The Series, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of June 30, 2008, or at any time during the period then ended.

8. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirement. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records securities lending income net of allocations to the security lending agent and the borrower.

At June 30, 2008, the value of the securities on loan was $28,983,523, for which the Series received collateral, comprised of non-cash collateral valued at $4,511,275, and cash collateral of $25,830,578. Investments purchased with cash collateral are presented on the Statement of Net Assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of June 30, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

10. Contractual Obligations
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series’ maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series’ existing contracts and expects the risk of loss to be remote.

Value Series-11

Delaware VIP Trust — Delaware VIP Value Series

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s website at http://www.sec.gov. In addition, a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge on the Delaware Investments® Funds’ website at http://www.delawareinvestments.com. The Series’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Delaware Investments® Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

Other Series Information

Board Consideration of Delaware VIP Value Series Investment Advisory Agreement

At a meeting held on May 20-22, 2008 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees (the “Independent Trustees”), approved the renewal of the Investment Advisory Agreement for the Delaware VIP Value Series (the “Series”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Series performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Series, the costs of such services to the Series, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed in February 2008 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Series’ investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed the Lipper reports with counsel to the Independent Trustees (“Counsel”) at the February 2008 Board meeting and discussed such reports further with Counsel earlier in the Annual Meeting. The Board requested and received certain information regarding Management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to invest fully in accordance with Series policies.

In considering information relating to the approval of the Series’ advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent counsel. Although the Trustees gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board in its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board considered the services provided by Delaware Investments to the Series and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Series, compliance of portfolio managers with the investment policies, strategies and restrictions for the Series, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments® Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Series’ investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Series shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service as well as Delaware Investments’ expenditures to improve the delivery of shareholder services. During 2007, Management commenced the outsourcing of certain investment accounting functions that are expected to further improve the quality and the cost of delivering investment accounting services to the Series. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Value Series-12

Delaware VIP Trust — Delaware VIP Value Series
Other Series Information (continued)

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Series. The Board placed significant emphasis on the investment performance of the Series in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Series showed the investment performance of its Standard Class shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest, ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Series was shown for the past one-, three-, five- and ten-year periods ended December 31, 2007. The Board’s objective is that the performance of each Series for the periods considered be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Series and the Board’s view of such performance.

The Performance Universe for the Series consisted of the Series and all large-cap value funds underlying variable insurance products as selected by Lipper. The Lipper report comparison showed that the Series’ total return for the one-year period was in the fourth quartile of its Performance Universe. The report further showed that the Series’ total return for the three- and ten-year periods was in the third quartile and the Series’ total return for the five-year period was in the second quartile. The Board noted that the Series’ performance results were not in line with the Board’s objective. The Board recognized Management’s efforts to increase portfolio management depth, noting particularly the hiring of a new head of the equity department in 2007. The Board was satisfied that Management was taking action to improve Series performance and meet the Board’s performance objective.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Series as of October 31, 2007 and the most recent fiscal year end for comparative funds as of August 31, 2007 or earlier. For any fund with a fiscal year end after August 31, 2007, such fund’s expense data were measured as of its fiscal year end for 2006. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of the Series and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Series’ contractual management fee and the actual management fee incurred by the Series were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Series) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Series’ total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Standard Class shares which do not charge 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit the Series’ total expense ratio to and amount competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Series and the Board’s view of such expenses.

The expense comparisons for the Series showed that the actual management fee was in the quartile with the lowest expenses of its Expense Group and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Series in comparison to its Expense Group.

MANAGEMENT PROFITABILITY. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Series. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments® Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the level of management fees was reasonable in light of the services rendered and the profitability of Delaware Investments.

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as the Series’ assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Series’ management contract fell within the standard structure. The Board also noted that the Series’ assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Series and its shareholders.

PO13178 SA-VIPV [6/08] DG3 8/08 (3381)	Value Series-13

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

	(3)	Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware VIP Trust

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 20, 2008

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 20, 2008